UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003–June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

P I M C O PIMCO VARIABLE INSURANCE TRUST SHORT-TERM PORTFOLIO ADMINISTRATIVE CLASS SEMI-ANNUAL REPORT June 30, 2003

	Fund Summary	Schedule of Investments
Short-Term Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Short-Term Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Short-Term Portfolio Administrative Class	3.40%	5.00%
Citigroup 3-Month Treasury Bill Index	1.41%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$ 10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the Index. Prior to 4/7/03 the Citigroup 3-Month Treasury Bill Index was known as the Saloman Smith Barney 3-Month Treasury Bill Index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Portfolio’s share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The total return performance of the Portfolio was 1.54% for the six-month period ended June 30, 2003, outperforming the 0.59% return of the Citigroup 3-Month Treasury Bill Index.

•	A duration longer than the effective benchmark was modestly positive for performance as rates fell.

•	Mortgages enhanced the Portfolio’s yield and credit quality.

•	Corporate holdings provided high relative yields and positive price performance as credit risk premiums fell.

•	An allocation to real return bonds was neutral as real yields fell roughly in line with those on nominal bonds.

•	Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to relatively high yields and improving credit quality.

•	Asset-backed bonds helped returns, providing attractive relative yields.

•	Short maturity Eurozone exposure was a slight positive as these maturities fell more than U.S. rates amid expectations of more easing by the European Central Bank.

•	Option strategies added incremental income and contributed positively to overall performance.

2

Financial Highlights

Short-Term Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000	09/30/1999- 12/31/1999
Net asset value beginning of period	$10.08	$10.08		$10.01		$10.00	$10.00
Net investment income (a)	0.09	0.28		0.48		0.53	0.13
Net realized/unrealized gain on investments (a)	0.06	0.02		0.15		0.09	0.00
Total income from investment operations	0.15	0.30		0.63		0.62	0.13
Dividends from net investment income	(0.10)	(0.29)		(0.52)		(0.61)	(0.13)
Distributions from net realized capital gains	0.00	(0.01)		(0.04)		0.00	0.00
Total distributions	(0.10)	(0.30)		(0.56)		(0.61)	(0.13)
Net asset value end of period	$10.13	$10.08		$10.08		$10.01	$10.00
Total return	1.54%	3.02%		6.45%		6.42%	1.32%
Net assets end of period (000s)	$6,027	$4,340		$1,683		$37	$3,040
Ratio of expenses to average net assets	0.60%*	0.60	%(e)	0.61	%(c)(d)	0.60%	0.60	%(b)*
Ratio of net investment income to average net assets	1.80%*	2.81%		4.74%		5.27%	5.17	%*
Portfolio turnover rate	68%	60%		94%		281%	N/A

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.42% for the period ended December 31, 1999.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.60%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.62% for the year ended December 31, 2001.
(e)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.61% for the year ended December 31, 2002.

See accompanying notes

3

Statement of Assets and Liabilities

Short-Term Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$16,185
Cash	1
Foreign currency, at value	12
Receivable for Portfolio shares sold	1
Interest receivable	71
Variation margin receivable	2
Unrealized appreciation on swap agreements	13

16,285

Liabilities:
Payable for investments purchased	$110
Written options outstanding	11
Payable for Portfolio shares redeemed	11
Accrued investment advisory fee	3
Accrued administration fee	3
Accrued servicing fee	1

139

Net Assets	$16,146

Net Assets Consist of:
Paid in capital	$16,047
Undistributed (overdistributed) net investment income	(9)
Accumulated undistributed net realized gain	39
Net unrealized appreciation	69

$16,146

Net Assets:
Institutional Class	$10,119
Administrative Class	6,027
Shares Issued and Outstanding:
Institutional Class	999
Administrative Class	595
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.13
Administrative Class	10.13
Cost of Investments Owned	$16,162
Cost of Foreign Currency Held	$12

See accompanying notes

4

Statement of Operations

Short-Term Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$136
Miscellaneous income	7

Total Income	143

Expenses:
Investment advisory fees	15
Administration fees	12
Distribution and/or servicing fees - Administrative Class	4

Total Expenses	31

Net Investment Income	112

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6
Net realized gain on futures contracts, written options, and swaps	62
Net realized (loss) on foreign currency transactions	(2)
Net change in unrealized appreciation on investments	1
Net change in unrealized appreciation on futures contracts, written options, and swaps	5
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1
Net Gain	73

Net Increase in Assets Resulting from Operations	$185

See accompanying notes

5

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$112	$227
Net realized gain (loss)	66	(25)
Net change in unrealized appreciation	7	50

Net increase resulting from operations	185	252

Distributions to Shareholders:
From net investment income
Institutional Class	(69)	(136)
Administrative Class	(58)	(91)
From net realized capital gains
Institutional Class	0	(7)
Administrative Class	0	(6)

Total Distributions	(127)	(240)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	6,317	945
Administrative Class	2,511	3,406
Issued as reinvestment of distributions
Institutional Class	69	142
Administrative Class	58	97
Cost of shares redeemed
Institutional Class	(1,188)	(290)
Administrative Class	(912)	(855)

Net increase resulting from Portfolio share transactions	6,855	3,445

Total Increase in Net Assets	6,913	3,457

Net Assets:
Beginning of period	9,233	5,776
End of period*	$16,146	$9,233
*Including undistributed (overdistributed) net investment income of:	$(9)	$6

See accompanying notes

6

Schedule of Investments

Short-Term Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.2%
Banking & Finance 7.0%
Bear Stearns Cos., Inc.
1.676% due 09/21/2004 (a)	$100	$100
CIT Group, Inc.
5.500% due 02/15/2004	130	133
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	80	89
Ford Motor Credit Co.
2.040% due 03/08/2004 (a)	100	100
General Motors Acceptance Corp.
1.390% due 08/18/2003 (a)	104	104
1.990% due 05/17/2004 (a)	100	99
4.500% due 07/15/2006	30	30
Household International Netherlands BV
6.200% due 12/01/2003	105	107
Merrill Lynch & Co., Inc.
1.578% due 05/21/2004 (a)	105	105
Popular North America, Inc.
6.625% due 01/15/2004	60	62
U.S. Bank National Association
1.360% due 11/14/2003 (a)	90	90
Unibank A/S
1.680% due 05/28/2007 (a)	50	50
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	60	60

		1,129

Industrials 7.0%
Clear Channel Communications, Inc.
7.250% due 09/15/2003	50	51
DaimlerChrysler North America Holding Corp.
1.810% due 08/01/2003 (a)	200	200
HCA, Inc.
6.730% due 07/15/2045	50	50
Kellogg Co.
6.625% due 01/29/2004	60	62
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	100	99
Newell Co.
5.700% due 09/22/2003	50	50
Norfolk Southern Corp.
7.875% due 02/15/2004	100	104
Park Place Entertainment Corp.
7.950% due 08/01/2003	90	90
Raytheon Co.
5.700% due 11/01/2003	50	50
Safeway, Inc.
6.050% due 11/15/2003	80	81
TCI Communications, Inc.
8.650% due 09/15/2004	40	43
Time Warner, Inc.
7.975% due 08/15/2004	100	106
Weyerhaeuser Co.
2.243% due 09/15/2003 (a)	150	150

		1,136

Utilities 6.2%
ALLETE, Inc.
2.179% due 10/20/2003 (a)	100	100
Appalachian Power Co.
1.990% due 08/20/2003 (a)	90	90
AT&T Corp.
6.375% due 03/15/2004	110	113
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	60	60
British Telecom PLC
2.413% due 12/15/2003 (a)	100	100
Commonwealth Edison Co.
1.915% due 09/30/2003 (a)	100	100
DTE Energy Co.
6.000% due 06/01/2004	25	26
Entergy Gulf States Inc
3.600% due 06/01/2008	100	100
Florida Power Corp.
6.000% due 07/01/2003	50	50
Niagara Mohawk Power Co.
7.375% due 07/01/2003	76	76
Ohio Edison Co
4.000% due 05/01/2008	30	31
Sprint Capital Corp.
5.700% due 11/15/2003	150	151

		997

Total Corporate Bonds & Notes (Cost $3,243)		3,262

U.S. GOVERNMENT AGENCIES 2.4%
Federal Home Loan Bank
6.270% due 08/26/2004	175	184
3.250% due 09/26/2005	200	201

Total U.S. Government Agencies (Cost $385)		385

U.S. TREASURY OBLIGATIONS 3.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	35	38
3.625% due 01/15/2008	478	536

Total U.S. Treasury Obligations (Cost $580)		574

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.8%
Bank of America Mortgage Securities, Inc.
6.357% due 07/25/2032 (a)	64	66
5.768% due 10/20/2032 (a)	49	51
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	15	15
Countrywide Home Loans, Inc.
4.855% due 09/19/2032 (a)	41	42
CS First Boston Mortgage Securities Corp.
1.931% due 03/25/2032 (a)	230	226
5.726% due 05/25/2032 (a)	39	40
1.375% due 07/25/2032 (a)	68	68
First Republic Mortgage Loan Trust
1.480% due 08/15/2032 (a)	96	95
Freddie Mac
5.500% due 08/15/2004	21	21
5.625% due 07/15/2028	55	56
5.750% due 06/15/2029	39	40
5.750% due 05/15/2031	50	50
Sequoia Mortgage Trust
1.668% due 04/20/2033 (a)(g)	60	60
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)	94	94
Wachovia Bank Commercial Mortgage Trust
1.225% due 06/15/2013 (a)	40	40
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	88	89
5.207% due 10/25/2032 (a)	40	41

		1,094

Fannie Mae 4.9%
5.500% due 11/01/2016-09/01/2017 (b)	650	676
6.000% due 06/01/2017	117	122

		798

Freddie Mac 1.2%
6.500% due 08/01/2032	51	54
9.500% due 12/01/2019	121	135

		189

Government National Mortgage Association 1.5%
4.000% due 02/20/2032 (a)	195	202
6.000% due 03/15/2032	36	38

		240

Total Mortgage-Backed Securities (Cost $2,317)		2,321

ASSET-BACKED SECURITIES 3.2%
Bear Stearns Asset-Backed Securities, Inc.
1.365% due 10/25/2032 (a)	28	28
CDC Mortgage Capital Trust
1.375% due 01/25/2032 (a)	80	80
Contimortgage Home Equity Loan Trust
1.360% due 04/15/2029 (a)	100	100
CS First Boston Mortgage Securities Corp.
1.475% due 08/25/2032 (a)	27	27
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	38	38
First Franklin Mortgage Loan Trust
Asset-Backed Certificates
1.385% due 09/25/2032 (a)	75	76
Irwin Home Equity Loan Trust
1.305% due 07/25/2032 (a)	60	60
Morgan Stanley Dean Witter Capital I
1.405% due 07/25/2030 (a)	25	25
Renaissance Home Equity Loan Trust
1.475% due 08/25/2033 (a)	20	20
Saxon Asset Securities Trust
1.435% due 12/25/2032 (a)	26	26
Terwin Mortgage Trust
1.000% due 06/25/2033 (a)	30	30

Total Asset-Backed Securities (Cost $509)		510

SOVEREIGN ISSUES 1.6%
Province of Alberta
4.875% due 10/29/2003	100	101
Republic of Brazil
2.125% due 04/15/2006 (a)	106	99
10.000% due 01/16/2007	30	31
2.187% due 04/15/2009 (a)	35	30

Total Sovereign Issues (Cost $256)		261

SHORT-TERM INSTRUMENTS 54.9%
Commercial Paper 53.8%
Barclays U.S. Funding Corp.
0.930% due 08/25/2003	200	200
CBA Finance, Inc.
1.220% due 08/01/2003	400	400
Danske Corp.
1.190% due 08/21/2003	300	299
0.915% due 09/19/2003	100	100
Fannie Mae
1.200% due 07/16/2003	500	500
1.135% due 08/13/2003	200	200
1.150% due 08/13/2003	1,000	999
1.165% due 08/13/2003	500	499
Federal Home Loan Bank
1.175% due 07/02/2003	1,300	1,300
1.135% due 11/05/2003	200	199
Freddie Mac
1.195% due 07/17/2003	600	600
1.110% due 08/21/2003	1,800	1,797
HBOS Treasury Services PLC
1.195% due 08/20/2003	300	299
Royal Bank of Scotland PLC
1.215% due 07/08/2003	500	500
Shell Finance PLC
1.190% due 08/14/2003	400	399
UBS Finance, Inc.
1.210% due 07/08/2003	400	400

		8,691

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2003	91	91

(Dated 06/30/2003. Collateralized by Federal Home Loan Bank 3.375% due 05/14/2004 valued at $97. Repurchase proceeds are $91.)

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 0.5%
1.079% due 08/07/2003-08/14/2003 (b)(d)	$90	$90

Total Short-Term Instruments (Cost $8,872)		8,872

Total Investments 100.3% (Cost $16,162)		$16,185
Written Options (e) (0.1%) (Premiums $26)		(11)
Other Assets and Liabilities (Net) (0.2%)		(28)

Net Assets 100.0%		$16,146

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $90 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Written Put Options Strike @ 97.250 (03/2004) - Short	14	$10
Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	7	5
Euribor Purchase Put Options Strike @ 95.125 (03/2004) - Long	21	0
Euribor Written Put Options Strike @ 97.000 (12/2004) - Short	14	4
Euribor Purchase Put Options Strike @ 93.750 (12/2004) - Long	14	0
Euribor Written Put Options Strike @ 97.500 (12/2004) - Short	3	(2)
Euribor Purchase Put Options Strike @ 95.000 (12/2004) - Long	4	0
Euribor March Futures (03/2005) - Long	1	0
Euribor June Futures (06/2005) - Long	1	(1)
Euribor September Futures (09/2005) - Long	1	(1)
Eurodollar March Futures (03/2006) - Long	1	0
Eurodollar June Futures (06/2005) - Long	1	1
Eurodollar September Futures (09/2005) - Long	1	1
Eurodollar December Futures (12/2005) - Long	1	0

		$17

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	$140,000	$3	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.000%* Exp. 01/07/2005	140,000	3	10

		$6	$11

Type	# of Contracts	Premium	Value
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	4	$3	$0
Put - CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	8	9	0
Put - CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	6	8	0

		$20	$0

*	The Portfolio will receive a floating rate based on 3-month LIBOR.

**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.360% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Counterparty: ABN AMRO Bank, N.V.

Exp. 07/11/2003	$50	$0

Receive a fixed rate equal to 0.410% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Counterparty: Goldman Sachs & Co.

Exp. 06/07/2004	100	0

Receive a fixed rate equal to 0.730% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.

Counterparty: Bear, Stearns & Co., Inc.

Exp. 06/20/2005	80	0

Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 8.375% due 01/14/2011.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 12/16/2003	90	0
Receive a fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011. Counterparty: Goldman Sachs & Co.
Exp. 04/15/2004	30	0

Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 01/16/2005	75	13

		$13

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $60, which is 0.37% of net assets.

See accompanying notes

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of

10

sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to

11

the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Short-Term Portfolio	0.45%	0.60%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/ Agency		All Other
	Purchases	Sales	Purchases	Sales
Short-Term Portfolio	$2,716	$1,641	$2,903	$2,898

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Short-Term Portfolio
Premium
Balance at 12/31/2002	$37
Sales	30
Closing Buys	(41)
Expirations	0
Exercised	0

Balance at 06/30/2003	$26

12

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Short-Term Portfolio	$41	$(18)	$23

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Short-Term Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	624	$6,317	95	$945
Administrative Class	248	2,511	339	3,406
Issued as reinvestment of distributions
Institutional Class	7	69	14	142
Administrative Class	6	58	10	97
Cost of shares redeemed
Institutional Class	(118)	(1,188)	(29)	(290)
Administrative Class	(90)	(912)	(85)	(855)

Net increase resulting from Portfolio share transactions	677	$6,855	344	$3,445

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Short-Term Portfolio
Institutional Class	3	99
Administrative Class	4	92

13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O PIMCO VARIABLE INSURANCE TRUST MONEY MARKET PORTFOLIO ADMINISTRATIVE CLASS
SEMI-ANNUAL REPORT June 30, 2003

	Fund Summary	Schedule of Investments
Money Market Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris Chairman

July 31, 2003

1

Money Market Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Money Market Portfolio Administrative Class	1.06%	3.44%
Citigroup 3-Month Treasury Bill Index	1.41%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the Index. Prior to 4/7/03 the Citigroup 3-Month Treasury Bill Index was known as the Salomon Smith Barney 3-Month Treasury Bill Index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

PORTFOLIO INSIGHTS

•	The Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The total return performance of the Portfolio was 0.42% for the six-month period ended June 30, 2003, versus a return of 0.59% for its benchmark, the Citigroup 3-Month Treasury Bill Index.

•	Already low interest rates plunged to levels not seen in 45 years as investors had anticipated that inflation would remain tame.

•	The Portfolio’s average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	The 3-month Treasury sector outperformed short maturity securities from other sectors.

•	U.S.-issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	The Investment Adviser used high quality U.S. agency and shorter-term, fixed and floating rate U.S. corporates to boost portfolio income, while limiting credit risk.

•	Seven-day and thirty-day SEC yields were 0.83% and 0.91%, respectively, at the end of the period. These yields were competitive with yields on similar duration portfolios.

2

Financial Highlights

Money Market Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002	12/31/2001		12/31/2000	09/30/1999-12/31/1999
Net asset value beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income (a)	0.01	0.01	0.04		0.06	0.01
Total income from investment operations	0.01	0.01	0.04		0.06	0.01
Dividends from net investment income	(0.01)	(0.01)	(0.04)		(0.06)	(0.01)
Total distributions	(0.01)	(0.01)	(0.04)		(0.06)	(0.01)
Net asset value end of period	$1.00	$1.00	$1.00		$1.00	$1.00
Total return	0.42%	1.41%	3.83%		6.01%	1.30%
Net assets end of period (000s)	$27,879	$25,850	$12,860		$4,334	$3,605
Ratio of expenses to average net assets	0.50%*	0.50%	0.50	%(c)	0.50%	0.50	%(b)*
Ratio of net investment income to average net assets	0.83%*	1.41%	3.37%		5.88%	5.14	%*
Portfolio turnover rate	N/A	N/A	N/A		N/A	N/A

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.27% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.51% for the year ended December 31, 2001.

See accompanying notes

3

Statement of Assets and Liabilities

Money Market Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$26,779
Cash	1
Receivable for investments sold	1,029
Receivable for Portfolio shares sold	21
Interest receivable	74

27,904

Liabilities:
Dividends payable	1
Accrued investment advisory fee	4
Accrued administration fee	5
Accrued servicing fee	3

13

Net Assets	$27,891

Net Assets Consist of:
Paid in capital	$27,891
Undistributed net investment income	6
Accumulated undistributed net realized (loss)	(6)

$27,891

Net Assets:
Institutional Class	$12
Administrative Class	27,879
Shares Issued and Outstanding:
Institutional Class	12
Administrative Class	27,879
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00
Cost of Investments Owned	$26,779

See accompanying notes

4

Statement of Operations

Money Market Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$182

Total Income	182

Expenses:
Investment advisory fees	20
Administration fees	27
Distribution and/or servicing fees - Administrative Class	20

Total Expenses	67

Net Investment Income	115

Net Realized Gain:
Net realized gain on investments	3
Net Gain	3

Net Increase in Assets Resulting from Operations	$118

See accompanying notes

5

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$115	$291
Net realized gain	3	0

Net increase resulting from operations	118	291

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(118)	(291)

Total Distributions	(118)	(291)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1	0
Administrative Class	8,976	38,288
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	118	291
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(7,065)	(25,589)

Net increase resulting from Portfolio share transactions	2,030	12,990

Total Increase in Net Assets	2,030	12,990

Net Assets:
Beginning of period	25,861	12,871
End of period*	$27,891	$25,861
*Including undistributed net investment income of:	$6	$9

See accompanying notes

6

Schedule of Investments

Money Market Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 96.0%
Commercial Paper 84.7%
ABN AMRO Mortgage Corp.
1.040% due 07/16/2003	$400	$400
Australia and New Zealand Banking Group Ltd.
1.330% due 03/05/2004	300	300
Bell Atlantic New Jersey, Inc.
5.875% due 02/01/2004	350	359
Bristol-Myers Squibb Co.
0.920% due 10/28/2003	400	399
CBA Finance, Inc.
1.230% due 07/23/2003	900	899
Danske Corp.
1.280% due 07/10/2003	200	200
Dupont De Nemours & Co.
8.125% due 03/15/2004	330	345
Fannie Mae
1.050% due 07/31/2003	1,600	1,599
1.170% due 08/27/2003	200	200
1.175% due 08/27/2003	300	299
0.990% due 10/22/2003	3,700	3,688
5.625% due 05/14/2004	400	415
Federal Home Loan Bank
1.010% due 07/01/2003	5,100	5,100
5.195% due 01/29/2004	165	169
4.750% due 06/28/2004	400	415
Freddie Mac
3.750% due 04/15/2004	900	918
General Electric Capital Corp.
1.220% due 07/09/2003	200	200
1.140% due 07/10/2003	600	600
6.267% due 07/23/2003	300	301
HBOS Treasury Services PLC
1.250% due 07/16/2003	500	500
0.970% due 08/27/2003	100	100
1.401% due 01/16/2004	500	500
Lloyds Bank PLC
1.250% due 07/10/2003	100	100
National Westminster Bank PLC
9.375% due 11/15/2003	500	515
Nestle Capital Corp.
1.195% due 08/01/2003	500	499
Oesterreichische Kontrollbank AG
4.625% due 11/03/2003	100	101
Procter & Gamble Co.
5.250% due 09/15/2003	300	302
Province of Alberta
4.875% due 10/29/2003	250	253
Queensland Treasury Corp.
1.170% due 07/11/2003	800	800
Rabobank Nederland NV
1.230% due 07/07/2003	600	600
Royal Bank of Scotland PLC
1.255% due 07/02/2003	100	100
1.225% due 07/09/2003	600	600
Svenska Handelsbank, Inc.
1.250% due 07/01/2003	300	300
Toyota Motor Credit Corp.
5.625% due 11/13/2003	175	178
Wells Fargo Financial, Inc.
7.250% due 07/14/2003	460	461
5.375% due 09/30/2003	300	303
Westpac Trust Securities NZ Ltd.
1.250% due 07/10/2003	200	200
1.200% due 08/27/2003	400	399

		23,617

Repurchase Agreement 11.3%
State Street Bank
0.800% due 07/01/2003	$3,162	$3,162
(Dated 06/30/2003. Collateralized by Fannie Mae 3.125% due 10/01/2003 valued at $3,227. Repurchase proceeds are $3,162.)

Total Short-Term Instruments (Cost $26,779)		26,779

Total Investments 96.0% (Cost $26,779)		$26,779
Other Assets and Liabilities (Net) 4.0%		1,112

Net Assets 100.0%		$27,891

See accompanying notes

7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

8

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Money Market Portfolio	0.35%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Money Market Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1	$1	0	$0
Administrative Class	8,976	8,976	38,288	38,288
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	118	118	291	291
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(7,065)	(7,065)	(25,589)	(25,589)

Net increase resulting from Portfolio share transactions	2,030	$2,030	12,990	$12,990

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Money Market Portfolio
Institutional Class	1	100
Administrative Class	1	99

9

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
GLOBAL BOND PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Global Bond Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Global Bond Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Global Bond Portfolio Adminstrative Class	16.89%	19.03%
J.P. Morgan Global Index (Unhedged)	16.56%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 2/01/02, the first full month following the Portfolio’s Administrative Class inception on 1/10/02, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Global Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Portfolio returned 7.32% for the six-month period ended June 30, 2003, outperforming the 7.07% return of the J.P. Morgan Global Index (Unhedged).

•	Above-Index duration on an ex-Japan basis was positive for performance as interest rates declined worldwide.

•	An underweight to intermediate U.S. bonds detracted from performance as these yields fell in response to the Fed’s commitment to fight deflation.

•	An overweight in short and intermediate maturity Euroland bonds was a positive as these yields fell on weak growth, falling inflation and two rate cuts by the European Central Bank.

•	A long position in the euro versus the U.S. dollar was very positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

•	An underweight to Japanese government bonds was a strong positive. JGBs ended the second quarter with a sell-off that took 10-year yields from historic lows to multi-year highs.

2

Financial Highlights

Global Bond Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +		01/10/2002-12/31/2002
Net asset value beginning of period	$11.69		$10.00
Net investment income (a)	0.11		0.27
Net realized/unrealized gain (loss) on investments (a)	0.74		1.74
Total income from investment operations	0.85		2.01
Dividends from net investment income	(0.11)		(0.27)
Distributions from net realized capital gains	(0.00)		(0.05)
Total distributions	(0.11)		(0.32)
Net asset value end of period	$12.43		$11.69
Total return	7.32%		20.35%
Net assets end of period (000s)	$25,572		$20,456
Ratio of expenses to average net assets	0.92	%*(c)	0.90	%*(b)
Ratio of net investment income to average net assets	1.83	%*	2.58	%*
Portfolio turnover rate	255%		581%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.01%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

See accompanying notes

3

Statement of Assets and Liabilities

Global Bond Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$28,397
Cash	1
Foreign currency, at value	400
Receivable for investments sold	2,318
Unrealized appreciation on forward foreign currency contracts	24
Receivable for Portfolio shares sold	274
Interest receivable	301
Variation margin receivable	17
Swap premiums paid	38
Unrealized appreciation on swap agreements	46
Unrealized appreciation on forward volatility options	3

31,819

Liabilities:
Payable for investments purchased	$2,113
Unrealized depreciation on forward foreign currency contracts	105
Payable for financing transactions	1,539
Payable for short sale	2,302
Written options outstanding	50
Payable for Portfolio shares redeemed	20
Accrued investment advisory fee	5
Accrued administration fee	10
Accrued servicing fee	5
Swap premiums received	52
Unrealized depreciation on swap agreements	38
Other liabilities	8

6,247

Net Assets	$25,572

Net Assets Consist of:
Paid in capital	$23,590
Undistributed (overdistributed) net investment income	(64)
Accumulated undistributed net realized gain	918
Net unrealized appreciation	1,128

$25,572

Net Assets:
Administrative Class	25,572
Shares Issued and Outstanding:
Administrative Class	2,057
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	12.43
Cost of Investments Owned	$27,146
Cost of Foreign Currency Held	$401

See accompanying notes

4

Statement of Operations

Global Bond Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$266
Miscellaneous income	1

Total Income	267

Expenses:
Investment advisory fees	24
Administration fees	48
Distribution and/or servicing fees - Administrative Class	14
Interest expense	2

Total Expenses	88

Net Investment Income	179

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(12)
Net realized gain on futures contracts, written options, and swaps	381
Net realized gain on foreign currency transactions	491
Net change in unrealized appreciation on investments	486
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(139)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(213)
Net Gain	994

Net Increase in Assets Resulting from Operations	$1,173

See accompanying notes

5

Statements of Changes in Net Assets

Global Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Period from January 10, 2002 to December 31, 2002
	(Unaudited)
Operations:
Net investment income	$179	$145
Net realized gain	860	36
Net change in unrealized appreciation	134	994

Net increase resulting from operations	1,173	1,175

Distributions to Shareholders:
From net investment income
Administrative Class	(182)	(144)
From net realized capital gains
Administrative Class	0	(40)

Total Distributions	(182)	(184)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	13,454	24,269
Issued as reinvestment of distributions
Administrative Class	182	184
Cost of shares redeemed
Administrative Class	(9,511)	(4,988)

Net increase resulting from Portfolio share transactions	4,125	19,465

Total Increase in Net Assets	5,116	20,456

Net Assets:
Beginning of period	20,456	0
End of period*	$25,572	$20,456
*Including (overdistributed) net investment income of:	$(64)	$(61)

See accompanying notes

6

Schedule of Investments

Global Bond Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)
CANADA 3.1%
Commonwealth of Canada
6.000% due 06/01/2008	C$	800	$647
5.500% due 06/01/2009		100	79
5.500% due 06/01/2010		100	79

Total Canada (Cost $766)			805

FRANCE 0.2%
France Telecom S.A.
1.010% due 07/16/2003 (a)	JY	5,000	42

Total France (Cost $37)			42

GERMANY 9.2%
Republic of Germany
5.000% due 08/19/2005	EC	100	121
6.000% due 01/05/2006 (b)		300	375
6.250% due 04/26/2006		100	127
5.250% due 07/04/2010 (b)		1,120	1,430
6.500% due 07/04/2027 (b)		200	289

Total Germany (Cost $1,767)			2,342

ITALY 4.2%
Republic of Italy
9.500% due 02/01/2006	EC	650	879
Seashell Securities PLC
2.852% due 10/25/2028 (a)		100	115
Telecom Italia SpA
5.625% due 02/01/2007		60	73

Total Italy (Cost $813)			1,067

JAPAN 5.8%
Government of Japan
1.500% due 12/20/2011 (b)	JY	100,000	886
1.300% due 09/20/2012 (b)		30,000	261
2.600% due 03/20/2019 (b)		30,000	307
1.900% due 09/20/2022 (b)		3,000	28

Total Japan (Cost $1,516)			1,482

NETHERLANDS 3.4%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	700	876

Total Netherlands (Cost $682)			876

SPAIN 4.5%
Kingdom of Spain
5.150% due 07/30/2009	EC	900	1,142

Total Spain (Cost $1,154)			1,142

UNITED KINGDOM 8.7%
Holmes Financing PLC
2.782% due 07/25/2010 (a)	EC	100	115
United Kingdom Gilt
7.250% due 12/07/2007	BP	850	1,601
5.000% due 03/07/2008		300	521

Total United Kingdom (Cost $2,170)			2,237

UNITED STATES 37.0%
Asset-Backed Securities 0.4%
Amortizing Residential Collateral Trust
1.385% due 10/25/2031 (a)		$48	$48
Morgan Stanley Dean Witter Capital I
1.405% due 07/25/2030 (a)		51	51

			99

Corporate Bonds & Notes 1.7%
CIT Group, Inc.
5.625% due 05/17/2004		40	41
Comcast Corp.
7.050% due 03/15/2033		100	112
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		50	50
Pemex Project Funding Master Trust
8.625% due 02/01/2022		200	229

			432

Mortgage-Backed Securities 16.1%
Countrywide Home Loans, Inc.
5.521% due 03/19/2032 (a)		7	7
4.855% due 09/19/2032 (a)		41	42
Fannie Mae
5.500% due 10/01/2016		200	208
5.500% due 01/01/2018		1,200	1,247
5.500% due 04/01/2018		400	416
6.250% due 05/25/2027		26	27
5.371% due 04/01/2033 (a)		89	91
5.000% due 12/31/2099		1,300	1,343
Freddie Mac
5.000% due 09/15/2016		84	87
4.395% due 02/01/2029 (a)		80	83
4.500% due 08/15/2031		98	99
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	115
Government National Mortgage Association
5.625% due 11/20/2024 (a)		25	26
GSR Mortgage Loan Trust
6.000% due 07/25/2032		57	58
Sequoia Mortgage Trust
1.403% due 08/20/2032 (a)		73	73
1.670% due 04/20/2033(a)(j)		100	100
Structured Asset Securities Corp.
1.485% due 06/25/2017 (a)		27	27
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2032		31	32
5.207% due 10/25/2032 (a)		50	51

			4,132

Municipal Bonds & Notes 1.3%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	119
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011		100	115
New York, New York General Obligation Bonds, Series 2003
5.250% due 06/01/2028		100	103

			337

U.S. Government Agencies 4.8%
Fannie Mae
3.250% due 11/14/2005		100	101
3.875% due 11/21/2005		100	101
3.200% due 02/06/2007		100	100
5.250% due 03/22/2007		100	103
4.640% due 01/30/2008		200	207
6.250% due 02/17/2011		200	205
Federal Home Loan Bank
2.340% due 12/15/2005		100	100
4.375% due 08/15/2007		100	100
Freddie Mac
2.875% due 09/26/2005		$100	$100
6.000% due 05/25/2012		100	104

			1,221

U.S. Treasury Obligations 12.7%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007		232	255
3.625% due 01/15/2008		114	128
3.875% due 01/15/2009		112	128
U.S. Treasury Bonds
6.250% due 08/15/2023		1,000	1,225
U.S. Treasury Notes
6.500% due 02/15/2010		300	364
U.S. Treasury Strips
0.000% due 05/15/2017		430	234
0.000% due 05/15/2017		1,700	918

			3,252

Total United States (Cost $9,310)			9,473

PURCHASED PUT OPTIONS 0.0%
Euro-Bobl June Futures (OTC)
Strike @ 100.000 Exp. 07/07/2003		$1,600	0

Total Purchased Put Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 34.9%
Commercial Paper 33.2%
CBA Finance, Inc.
1.220% due 07/08/2003		$600	600
CDC Commercial Corp.
1.050% due 07/23/2003		400	400
Danske Corp.
1.230% due 07/28/2003		600	599
Fannie Mae
1.170% due 07/02/2003		100	100
1.210% due 07/09/2003		400	400
1.165% due 08/13/2003		300	300
1.180% due 08/25/2003		800	798
1.135% due 09/30/2003		700	698
Federal Home Loan Bank
1.165% due 08/01/2003		600	599
1.140% due 08/06/2003		800	799
HBOS Treasury Services PLC
1.220% due 08/05/2003		900	899
Royal Bank of Scotland PLC
1.245% due 07/03/2003		600	600
Svenska Handelsbank, Inc.
1.010% due 07/25/2003		300	300
UBS Finance, Inc.
1.030% due 08/29/2003		300	299
Westpac Capital Corp.
1.190% due 08/12/2003		700	699
World Bank
1.010% due 07/21/2003		400	400

			8,490

Repurchase Agreement 0.8%
State Street Bank
0.800% due 07/01/2003		201	201
(Dated 06/30/2003. Collateralized by Federal Home Loan Bank 3.000% due 01/30/2004 valued at $210. Repurchase proceeds are $201.)

U.S. Treasury Bills 0.9%
1.075% due 08/07/2003-08/14/2003 (c)(e)		240	240

Total Short-Term Instruments (Cost $8,931)			8,931

See accompanying notes

7

Total Investments 111.0% (Cost $27,146)	$28,397
Written Options (f) (0.2%) (Premiums $29)	(50)
Other Assets and Liabilities (Net) (10.8%)	(2,775)

Net Assets 100.0%	$25,572

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities with an aggregate market value of $240 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor March Futures (03/2004) - Long	2	$8
Euro-Bobl 5 Year Note (09/2003) - Long	21	(23)
Euro-Bund 10 Year Note (09/2003) - Long	39	(69)
U.S. Treasury 10 year Note (09/2003) - Long	12	(13)

		$(97)

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 10 Year Interest Rate Swap
Strike @ 5.130%* Exp. 11/10/2003	$400,000	$8	$37
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 09/23/2005	100,000	3	2
Call - OTC 7 Year Interest Rate Swap
Strike @ 4.000%* Exp. 09/23/2005	100,000	2	3
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 03/05/2004	200,000	1	1
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/05/2004	10,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 3.250%* Exp. 10/20/2003	150,000	2	0

		$18	$45

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	1	$0	$2
Call - CBOT U.S. Treasury Note September Futures
Strike @ 121.000 Exp. 08/23/2003	15	11	3

		$11	$5

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(g)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation
Call & Put - OTC% U.S. Dollar Forward Delta / Neutral
Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.5000% Counterparty: AIG International, Inc. Exp. 12/18/2012	50	$3

(h)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/18/2009	BP	200	$7
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		800	(2)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	(1)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%. Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2016		300	(6)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month EC-LIBOR. Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	400	1
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2007		100	0
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		1,200	10
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		700	2
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co.
Exp. 06/17/2012	EC	100	$(10)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 12/15/2031		100	(14)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%. Counterparty: Goldman Sachs & Co.
Exp. 02/28/2006	H$	1,200	(5)
Receive a fixed rate equal to 4.800% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019. Counterparty: Merrill Lynch & Co., Inc.
Exp. 12/06/2004		$50	3
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: Goldman Sachs & Co.
Exp. 12/17/2013		100	3
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: Bank of America, N.A.
Exp. 12/17/2008		200	4
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Merrill Lynch & Co., Inc.
Exp. 12/17/2023		400	16

			$8

(i)	Principal amount denoted in indicated currency:

A$ – Australian Dollar

BP – British Pound

C$ – Canadian Dollar

DK – Danish Krone

EC – Euro

H$ – Hong Kong Dollar

JY – Japanese Yen

SK – Swedish Krona

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $100, which is 0.39% of net assets.

See accompanying notes

8

(j)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	A$	168	09/2003	$1	$0	$1
Buy	BP	40	07/2003	0	0	0
Sell	BP	294	07/2003	9	0	9
Sell	C$	315	07/2003	2	0	2
Buy	DK	1,974	09/2003	0	(6)	(6)
Buy	EC	4,444	07/2003	0	(22)	(22)
Sell	EC	1,044	07/2003	12	0	12
Buy	JY	444,925	07/2003	0	(45)	(45)
Buy	JY	362,128	09/2003	0	(27)	(27)
Buy	SK	1,422	09/2003	0	(5)	(5)

				$24	$(105)	$(81)

(k)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.875	02/15/2012	$300	$334	$338
U.S. Treasury Note	4.375	08/15/2012	200	214	220
U.S. Treasury Note	3.000	11/15/2007	1,700	1,754	1,760

				$2,302	$2,318

See accompanying notes

9

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Global Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on January 10, 2002.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects

10

of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities.

11

In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

12

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to the class):

Administrative Class
Global Bond Portfolio	0.90%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Global Bond Portfolio	$35,928	$33,223	$6,817	$1,555

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Global Bond Portfolio
Premium
Balance at 12/31/2002	$34
Sales	28
Closing Buys	(28)
Expirations	(5)
Exercised	0

Balance at 06/30/2003	$29

13

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Global Bond Portfolio	$1,326	$(75)	$1,251

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Global Bond Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	1,103	$13,454	2,182	$24,269
Issued as reinvestment of distributions Administrative Class	15	182	17	184
Cost of shares redeemed Administrative Class	(811)	(9,511)	(449)	(4,988)

Net increase resulting from Portfolio share transactions	307	$4,125	1,750	$19,465

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Global Bond Portfolio
Administrative Class	3	84

14

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O PIMCO VARIABLE INSURANCE TRUST FOREIGN BOND PORTFOLIO ADMINISTRATIVE CLASS SEMI-ANNUAL REPORT June 30, 2003

	Fund Summary	Schedule of Investments
Foreign Bond Portfolio (Administrative Class)	2	8

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Foreign Bond Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Foreign Bond Portfolio Administrative Class	8.37%	6.07%
J.P Morgan Non-U.S. Index (Hedged)	7.77%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results.  Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio’s Administrative Class inception on 2/16/1999, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Portfolio returned 3.38% for the six-month period ended June 30, 2003, outperforming the 2.65% return of the J.P. Morgan Non-U.S. Index (Hedged) for the same period.

•	Above-Index duration on an ex-Japan basis was positive for performance as interest rates declined worldwide.

•	An overweight in short and intermediate maturity Euroland bonds versus the U.S., was a positive as Euroland yields fell on weak growth, falling inflation and two rate cuts by the European Central Bank.

•	A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

•	An underweight to Japanese government bonds was a strong positive. JGBs ended the second quarter with a sell-off that took 10-year yields from historic lows to multi-year highs.

2

Financial Highlights

Foreign Bond Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +		12/31/2002		12/31/2001		12/31/2000	02/16/1999- 12/31/1999
Net asset value beginning of period	$10.07		$9.69		$9.40		$9.42	$10.00
Net investment income (a)	0.14		0.35		0.40		0.51	0.41
Net realized/unrealized gain (loss) on investments (a)	0.20		0.43		0.30		0.25	(0.49)
Total income (loss) from investment operations	0.34		0.78		0.70		0.76	(0.08)
Dividends from net investment income	(0.14)		(0.36)		(0.41)		(0.52)	(0.41)
Distributions from net realized capital gains	0.00		(0.04)		0.00		(0.26)	(0.09)
Total distributions	(0.14)		(0.40)		(0.41)		(0.78)	(0.50)
Net asset value end of period	$10.27		$10.07		$9.69		$9.40	$9.42
Total return	3.38%		8.19%		7.59%		8.36%	(0.78)%
Net assets end of period (000s)	$30,845		$16,776		$4,856		$924	$5,215
Ratio of expenses to average net assets	0.92	%*(c)	0.92	%(c)(e)	0.90	%(d)	0.90%	1.10	%(b)(c)*
Ratio of net investment income to average net assets	2.67	%*	3.57%		4.17%		5.38%	4.83	%*
Portfolio turnover rate	223%		321%		285%		306%	285%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.25% for the period ended December 31, 1999.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.91% for the year ended December 31, 2001.
(e)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.94% for the year ended December 31, 2002.

See accompanying notes

3

Statement of Assets and Liabilities

Foreign Bond Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$44,732
Foreign currency, at value	239
Receivable for investments sold	9,642
Unrealized appreciation on forward foreign currency contracts	131
Receivable for Portfolio shares sold	69
Interest receivable	486
Variation margin receivable	10
Swap premiums paid	35
Unrealized appreciation on forward volatility options	6
Unrealized appreciation on swap agreements	81

55,431

Liabilities:
Payable for investments purchased	$18,399
Unrealized depreciation on forward foreign currency contracts	2
Payable for financing transactions	1,020
Payable for short sale	4,830
Written options outstanding	36
Accrued investment advisory fee	6
Accrued administration fee	12
Accrued servicing fee	3
Variation margin payable	3
Swap premiums received	69
Unrealized depreciation on swap agreements	176
Other liabilities	18

24,574

Net Assets	$30,857

Net Assets Consist of:
Paid in capital	$29,871
Undistributed (overdistributed) net investment income	(504)
Accumulated undistributed net realized (loss)	(600)
Net unrealized appreciation	2,090

$30,857

Net Assets:
Institutional Class	$12
Administrative Class	30,845
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	3,004
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.27
Administrative Class	10.27
Cost of Investments Owned	$42,886
Cost of Foreign Currency Held	$240

See accompanying notes

4

Statement of Operations

Foreign Bond Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$398
Dividends, net of foreign taxes	2
Miscellaneous income	6

Total Income	406

Expenses:
Investment advisory fees	28
Administration fees	56
Distribution and/or servicing fees - Administrative Class	17
Interest expense	3

Total Expenses	104

Net Investment Income	302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	451
Net realized gain on futures contracts, written options, and swaps	198
Net realized (loss) on foreign currency transactions	(779)
Net change in unrealized (depreciation) on investments	(270)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	838
Net Gain	323

Net Increase in Assets Resulting from Operations	$625

See accompanying notes

5

Statements of Changes in Net Assets

Foreign Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$302	$361
Net realized loss	(130)	(1,323)
Net change in unrealized appreciation	453	1,842

Net increase resulting from operations	625	880

Distributions to Shareholders:
From net investment income
Institutional Class	0	(2)
Administrative Class	(310)	(353)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(61)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	(4)

Total Distributions	(310)	(420)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	16,300	19,462
Issued as reinvestment of distributions
Institutional Class	0	3
Administrative Class	310	417
Cost of shares redeemed
Institutional Class	0	(930)
Administrative Class	(2,856)	(8,415)

Net increase resulting from Portfolio share transactions	13,754	10,537

Total Increase in Net Assets	14,069	10,997

Net Assets:
Beginning of period	16,788	5,791
End of period*	$30,857	$16,788
*Including (overdistributed) net investment income of:	$(504)	$(497)

See accompanying notes

6

Statement of Cash Flows

Foreign Bond Portfolio

For six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities:
Sales of Portfolio shares	$16,272
Redemptions of Portfolio shares	(2,895)
Proceeds from financing transactions	(9,175)

Net increase from financing activities	4,202

Operating Activities:
Purchases of long-term securities and foreign currency	(60,000)
Proceeds from sales of long-term securities and foreign currency	59,727
Purchases of short-term securities (net)	(3,281)
Net investment income	302
Change in other receivables/payables (net)	(1,046)
Net (decrease) from operating activities	(4,298)

Net (Decrease) in Cash and Foreign Currency	(96)

Cash and Foreign Currency:
Beginning of period	335
End of period	$239

See accompanying notes

7

Schedule of Investments

Foreign Bond Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.4% Crusade Global Trust
1.620% due 05/15/2021 (a)		$31	$31
Medallion Trust
1.510% due 07/12/2031 (a)		39	39
National Australia Bank Ltd.
1.915% due 05/19/2010 (a)		50	50

Total Australia (Cost $120)			120

AUSTRIA (i)(j) 1.6% Republic of Austria
5.250% due 01/04/2011	EC	300	383
3.800% due 10/20/2013		100	114

Total Austria (Cost $450)			497

BRAZIL 0.1% Republic of Brazil
2.125% due 04/15/2006 (a)		$48	45

Total Brazil (Cost $46)			45

CANADA (i)(j) 2.9% Commonwealth of Canada
5.500% due 06/01/2009	C$	200	159
5.500% due 06/01/2010		300	238
6.000% due 06/01/2011		600	490

Total Canada (Cost $771)			887

DENMARK (i)(j) 0.3% Nykredit
6.000% due 10/01/2029	DK	680	108

Total Denmark (Cost $74)			108

FRANCE (i)(j) 2.3% France Telecom S.A.
1.010% due 07/16/2003 (a)	JY	10,000	83
Republic of France
6.000% due 04/25/2004	EC	310	367
4.000% due 04/25/2009		80	96
4.000% due 10/25/2009		30	36
5.500% due 04/25/2010		110	142

Total France (Cost $546)			724

GERMANY (i)(j) 22.9% KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	118
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	38
Republic of Germany
6.500% due 10/14/2005		2,200	2,761
5.000% due 02/17/2006		300	368
6.250% due 04/26/2006 (b)		600	760
5.250% due 01/04/2008		210	265
4.500% due 07/04/2009 (b)		400	491
5.375% due 01/04/2010 (b)		400	513
5.250% due 07/04/2010 (b)		300	383
5.250% due 01/04/2011		100	128
5.000% due 01/04/2012		100	126
4.500% due 01/04/2013		80	97
5.000% due 07/04/2027 (b)		590	854
4.750% due 07/04/2028		30	35
5.500% due 01/04/2031		100	129

Total Germany (Cost $6,066)			7,066

ITALY (i)(j) 19.3% First Italian Auto Transaction
2.809% due 07/12/2008 (a)	EC	70	80
Republic of Italy
2.125% due 02/01/2006 (b)		400	541
3.500% due 01/15/2008 (b)		3,700	4,354
4.500% due 05/01/2009 (b)		360	441
4.250% due 11/01/2009 (b)		60	73
5.500% due 11/01/2010 (b)		110	142
Seashell Securities PLC
2.852% due 10/25/2028 (a)		200	230
Telecom Italia SpA
5.625% due 02/01/2007		70	86

Total Italy (Cost $5,957)			5,947

JAPAN (i)(j) 11.4% Government of Japan
1.900% due 12/20/2010 (b)	JY	48,000	437
1.500% due 12/20/2011		107,000	948
1.300% due 09/20/2012		40,000	348
2.600% due 03/20/2019 (b)		50,000	512
1.900% due 09/20/2022 (b)		3,000	28
Japan Finance Corp. for Municipal Enterprises
1.550% due 02/21/2012		130,000	1,152
Japan Financial Corp.
5.875% due 03/14/2011		$80	90

Total Japan (Cost $3,575)			3,515

MEXICO 0.9% Bancomext Trust
8.000% due 08/05/2003		$10	10
Petroleos Mexicanos
8.850% due 09/15/2007		20	24
9.375% due 12/02/2008		30	37
United Mexican States
6.375% due 01/16/2013		200	212

Total Mexico (Cost $255)			283

NETHERLANDS (i)(j) 0.8% Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	250

Total Netherlands (Cost $195)			250

NEW ZEALAND (i)(j) 0.2% Commonwealth of New Zealand
4.500% due 02/15/2016	N$	86	65

Total New Zealand (Cost $48)			65

PANAMA 0.1% Republic of Panama
9.375% due 01/16/2023		$40	45

Total Panama (Cost $40)			45

PERU 0.2% Republic of Peru
9.125% due 02/21/2012		$30	32
5.000% due 03/07/2017 (a)		38	33

Total Peru (Cost $57)			65

SPAIN (i)(j) 5.5% Kingdom of Spain
4.950% due 07/30/2005	EC	30	36
5.150% due 07/30/2009		1,210	1,535
4.000% due 01/31/2010		100	119

Total Spain (Cost $1,629)			1,690

SUPRANATIONAL (i)(j) 0.2% Eurofima
4.750% due 07/07/2004	SK	600	76

Total Supranational (Cost $69)			76

SWEDEN (i)(j) 0.2% Kingdom of Sweden
5.000% due 01/28/2009	SK	400	53

Total Sweden (Cost $40)			53

UNITED KINGDOM (i)(j) 13.6% British Telecom PLC
2.413% due 12/15/2003 (a)		$50	50
Haus Ltd.
2.458% due 12/14/2037 (a)	EC	85	98
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		40	49
1.437% due 11/29/2049 (a)		$100	79
Residential Mortgage Securities
1.651% due 05/12/2032 (a)		22	22
United Kingdom Gilt
7.250% due 12/07/2007 (b)	BP	1,150	2,166
5.000% due 03/07/2008		1,000	1,735

Total United Kingdom (Cost $4,108)			4,199

UNITED STATES (i)(j) 42.5% Asset-Backed Securities 1.8%
Ameriquest Mortgage Securities, Inc.
1.500% due 06/15/2030 (a)		$9	9
Amortizing Residential Collateral Trust
1.385% due 10/25/2031 (a)		48	48
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.505% due 06/25/2029 (a)		9	9
Credit-Based Asset Servicing and Securities
1.355% due 06/25/2032 (a)		71	71
CS First Boston Mortgage Securities Corp.
1.440% due 12/15/2030 (a)		12	12
First Alliance Mortgage Loan Trust
1.333% due 12/20/2027 (a)		10	10
Household Mortgage Loan Trust
1.403% due 05/20/2032 (a)		63	63
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (a)		3	3
MLCC Mortgage Investors, Inc.
1.560% due 03/15/2025 (a)		45	45
Morgan Stanley Dean Witter Capital I
1.405% due 07/25/2030 (a)		51	51
1.365% due 07/25/2032 (a)		72	72
Novastar Home Equity Loan
1.310% due 04/25/2028 (a)		18	18
1.315% due 01/25/2031 (a)		26	26
Providian Home Equity Loan Trust
1.325% due 06/25/2025 (a)		16	16
Residential Asset Securities Corp.
1.285% due 07/25/2032 (a)		120	120

			573

See accompanying notes

8

	Principal Amount (000s)		Value (000s)
Corporate Bonds & Notes 2.9% AOL Time Warner, Inc.
5.625% due 05/01/2005		$00	$106
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	100	115
CIT Group, Inc.
5.625% due 05/17/2004		$60	62
Comcast Corp.
7.050% due 03/15/2033		100	111
DaimlerChrysler North America Holding Corp.
6.400% due 05/15/2006		60	66
Entergy Gulf States, Inc.
1.960% due 06/18/2007 (a)		100	100
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	1,000	8
General Motors Acceptance Corp.
6.875% due 09/09/2004	BP	75	126
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)		$10	11
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	99
Pemex Project Funding Master Trust
8.625% due 02/01/2022		20	23
Pfizer, Inc.
0.800% due 03/18/2008	JY	6,000	51
Sprint Capital Corp.
5.875% due 05/01/2004		$10	10

			888

Mortgage-Backed Securities 20.3% Bear Stearns Adjustable Rate Mortgage Trust
6.863% due 02/25/2031 (a)		7	7
6.158% due 01/25/2032 (a)		15	15
5.700% due 03/25/2032 (a)		35	35
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)		15	15
CS First Boston Mortgage Securities Corp.
1.375% due 07/25/2032 (a)		38	38
1.886% due 08/25/2033 (a)		93	92
Fannie Mae
1.385% due 01/25/2016 (a)		52	52
5.500% due 11/01/2016		590	614
5.500% due 12/01/2017		140	145
5.500% due 02/01/2018		300	312
5.500% due 03/01/2018		1,170	1,216
5.390% due 04/01/2033 (a)		89	91
5.000% due 12/31/2099		1,000	1,019
6.000% due 12/31/2099		1,300	1,350
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		13	13
Freddie Mac
5.000% due 09/15/2016		84	87
4.867% due 02/01/2029 (a)		80	83
4.500% due 08/15/2031		98	99
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	115
Government National Mortgage Association
5.375% due 04/20/2028 (a)		9	9
5.000% due 04/20/2030 (a)		25	26
5.000% due 05/20/2030 (a)		28	29
4.250% due 06/20/2030 (a)		57	58
GSR Mortgage Loan Trust
6.000% due 07/25/2032		57	58
J.P. Morgan Commercial Mortgage Finance Corp.
1.460% due 04/15/2010 (a)		12	12
Sequoia Mortgage Trust
1.403% due 08/20/2032 (a)		91	91
1.668% due 04/20/2033 (a)(l)		100	100
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)		94	94
Structured Asset Securities Corp.
1.325% due 02/25/2032 (a)		64	64
Wachovia Bank Commercial Mortgage Trust
1.225% due 06/15/2013 (a)		200	200
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		31	31
6.010% due 04/25/2031 (a)		23	24
5.207% due 10/25/2032 (a)		50	51
Wells Fargo Mortgage-Backed Securities Trust
4.881% due 09/25/2032 (a)		18	18

			6,263

Municipal Bonds & Notes 1.1% Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	119
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	105
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033		100	104

			328

U.S. Government Agencies 5.5% Fannie Mae
3.250% due 11/14/2005		100	101
5.250% due 03/22/2007		100	103
4.640% due 01/30/2008		200	207
6.250% due 02/17/2011		200	205
Federal Home Loan Bank
2.340% due 12/15/2005		200	200
4.375% due 08/15/2007		100	100
Freddie Mac
6.000% due 05/25/2012		100	104
6.530% due 11/26/2012		300	347
Tennessee Valley Authority
4.875% due 12/15/2016		300	331

			1,698

U.S. Treasury Obligations 10.2% Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		114	128
3.625% due 04/15/2028		114	139
U.S. Treasury Bonds
6.250% due 08/15/2023		800	980
U.S. Treasury Notes
6.500% due 02/15/2010		300	364
5.000% due 08/15/2011		800	914
U.S. Treasury Strips
0.000% due 02/15/2019		900	436
0.000% due 08/15/2020		400	176

			3,137

	Shares
Preferred Security 0.7% DG Funding Trust
3.350% due 12/29/2049 (a)		20	206

Total United States (Cost $12,836)			13,093

	Principal Amount (000s)
PURCHASED CALL OPTIONS 0.0%
Euro-Bund 10 Year Note September Futures (OTC)
Strike @ 102.000 Exp. 09/03/2003		$1,000	$0

Total Purchased Call Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 19.5% Commercial Paper 17.5% CBA Finance, Inc.
1.220% due 08/01/2003		800	799
Fannie Mae
1.170% due 08/27/2003		300	299
1.130% due 09/03/2003		500	499
1.010% due 09/10/2003		1,100	1,098
Federal Home Loan Bank
1.140% due 08/06/2003		900	899
General Electric Capital Corp.
1.200% due 07/11/2003		200	200
HBOS Treasury Services PLC
1.100% due 09/12/2003		600	599
Westpac Trust Securities Ltd.
1.190% due 08/07/2003		1,000	999

			5,392

Repurchase Agreement 0.6% State Street Bank
0.800% due 07/01/2003		178	178
(Dated 06/30/2003. Collateralized by Fannie Mae 2.000% due 01/14/2005 valued at $183. Repurchase proceeds are $178.)
U.S. Treasury Bills 1.4%
1.064% due 08/07/2003-08/14/2003 (d)(e)		435	434

Total Short-Term Instruments (Cost $6,004)			6,004

Total Investments 144.9% (Cost $42,886)			$44,732
Written Options (g) (0.1%) (Premiums $64)			(36)
Other Assets and Liabilities (Net) (44.8%)			(13,839)

Net Assets 100.0%			$30,857

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Securities with an aggregate market value of $185 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl 5 Year Note (09/2003) - Long	20	$(21)
Euro-Bund 10 Year Note (09/2003) - Long	28	(50)
U.S. Treasury 5 Year Note (09/2003) - Short	8	5
U.S. Treasury 10 Year Note (09/2003) - Short	1	1

		$(65)

See accompanying notes

9

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/15/2007	BP	200	$(2)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/17/2008		700	0
Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2008		100	12
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2004		200	6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		300	(1)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 03/15/2032		200	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 06/17/2013		200	(4)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	(1)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500% Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2016		500	(13)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2016		100	(2)
Receive floating rate based on 6-month LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/17/2013		300	(5)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month EC-LIBOR. Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	100	0
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		500	4
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC
Exp. 03/15/2032		400	5
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		800	$2
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Citibank N.A., London
Exp. 06/17/2012		200	(24)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2012		100	(14)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2031		100	(22)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2031		100	(23)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%. Counterparty: Goldman Sachs & Co.
Exp. 02/28/2006	H$	3,000	(35)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%. Counterparty: Goldman Sachs & Co.
Exp. 09/21/2011	JY	40,000	(16)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%. Counterparty: Goldman Sachs & Co.
Exp. 05/18/2010		17,000	(14)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010. Counterparty: Lehman Brothers, Inc.
Exp. 09/10/2003		$100	0
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: Goldman Sachs & Co.
Exp. 12/17/2013		100	3
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: Bank of America, N.A.
Exp. 12/17/2013		500	4
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 12/17/2013		300	5
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Merrill Lynch & Co., Inc.
Exp. 12/17/2023		900	36

			$(95)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/20/2003	$300,000	$15	$0
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 09/23/2005	300,000	11	6
Call - OTC 7 Year Interest Rate Swap
Strike @ 4.000%* Exp. 09/23/2005	300,000	8	8
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	200,000	3	0
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	200,000	2	4
Call - OTC 7 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	200,000	4	5
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 03/05/2004	600,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/05/2004	200,000	4	5
Call - OTC 10 Year Interest Rate Swap
Strike @ 3.250%* Exp. 10/20/2003	300,000	3	1

		$52	$31

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	2	$2	$3
Call - CBOT U.S. Treasury Note September Futures
Strike @ 121.000 Exp. 08/23/2003	12	10	2

		$12	$5

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation
Call & Put - OTC % U.S. Dollar Forward Delta / Neutral
Straddle vs. Japanese Yen Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.5000% Counterparty: AIG International, Inc. Exp. 12/18/2012	80	$6

(i)	Principal amount denoted in indicated currency:

BP – British Pound

C$ – Canadian Dollar

DK – Danish Krone

EC – Euro

H$ – Hong Kong Dollar

JY – Japanese Yen

MP – Mexican Peso

N$ – New Zealand Dollar

SK – Swedish Krona

See accompanying notes

10

(j)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,440	07/2003	$46	$0	$46
Sell	C$	1,239	07/2003	8	0	8
Sell	DK	930	09/2003	3	0	3
Buy	EC	45	07/2003	0	(1)	(1)
Sell	EC	7,930	07/2003	45	0	45
Buy	H$	272	07/2003	0	0	0
Buy	JY	3,735	07/2003	0	0	0
Sell	JY	43,264	07/2003	8	0	8
Sell	JY	166,380	09/2003	12	0	12
Buy	MP	616	09/2003	6	0	6
Sell	MP	616	09/2003	0	(1)	(1)
Sell	N$	87	07/2003	0	0	0
Sell	SK	985	09/2003	3	0	3

				$131	$(2)	$129

(k)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.000	08/15/2011	$800	$914	$908
U.S. Treasury Note	4.875	02/15/2012	800	890	900
U.S. Treasury Note	4.375	07/15/2007	1,100	1,195	1,199
U.S. Treasury Note	4.375	08/15/2012	1,300	1,394	1,395
U.S. Treasury Note	4.000	11/15/2012	420	437	443

				$4,830	$4,845

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $100, which is 0.32% of net assets.

See accompanying notes

11

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Foreign Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

12

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations.  Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.  The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

13

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Short Sales.  The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements.  The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.  Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment

14

advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee.  PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15% .

Expenses.  The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Foreign Bond Portfolio	0.75%	0.90%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Portfolio	$52,149	$48,315	$24,418	$15,381

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Foreign Bond Portfolio
Premium
Balance at 12/31/2002	$76
Sales	41
Closing Buys	(51)
Expirations	(2)
Exercised	0

Balance at 06/30/2003	$64

15

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Foreign Bond Portfolio	$2,201	$(355)	$1,846

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,589	16,300	1,985	19,462
Issued as reinvestment of distributions
Institutional Class	0	0	1	3
Administrative Class	30	310	42	417
Cost of shares redeemed
Institutional Class	0	0	(96)	(930)
Administrative Class	(280)	(2,856)	(863)	(8,415)

Net increase resulting from Portfolio share transactions	1,339	$13,754	1,069	$10,537

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Foreign Bond Portfolio
Institutional Class	1	100
Administrative Class	3	96

16

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
HIGH YIELD PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2003

	Fund Summary	Schedule of Investments
High Yield Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

High Yield Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	5 Year	Since Inception*
High Yield Portfolio Administrative Class	18.57%	3.64%	3.72%
Merrill Lynch U.S. High Yield BB-B Rated Index	18.47%	3.14%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1998, the first full month following the Portfolio’s Administrative Class inception on 4/30/1998, compared to the Merrill Lynch U.S. High Yield BB-B Rated Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities. The investments made by the Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio’s Administrative Class shares returned 14.86% for the six-month period ended June 30, 2003, outperforming the 14.48% of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Portfolio’s exposure to B-rated issues contributed to performance as B-rated issues outperformed BBs by 4.16%.

•	An emphasis on large-cap telecom companies contributed to returns as telecom credits continued their positive momentum for the ninth consecutive month.

•	An underweight to the consumer cyclical sector was a notable positive, as the war in Iraq weighed heavily on the economy and consumer confidence during the first part of the period.

•	Security selection in the cable & pay TV sector was a strong contributor to relative performance, as lower-rated issues performed the best.

•	An underweight to transportation was a positive early in the year. However, as airlines began to recover from setbacks due to the war in Iraq and the outbreak of SARS, an underweight to this sector detracted from performance for the six-month period.

•	An underweight to the utility sector for most of the period hurt performance as the sector continued the positive trend it began in late 2002.

2

Financial Highlights

High Yield Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000	12/31/1999		04/30/1998- 12/31/1998
Net asset value beginning of period	$7.17	$7.88		$8.33		$9.18	$9.67		$10.00
Net investment income (a)	0.29	0.60		0.64		0.77	0.77		0.51
Net realized/unrealized (loss) on investments (a)	0.76	(0.71)		(0.45)		(0.85)	(0.49)		(0.34)
Total income (loss) from investment operations	1.05	(0.11)		0.19		(0.08)	0.28		0.17
Dividends from net investment income	(0.29)	(0.60)		(0.64)		(0.77)	(0.77)		(0.50)
Distributions from net realized capital gains	0.00	0.00		0.00		0.00	0.00		0.00
Total distributions	(0.29)	(0.60)		(0.64)		(0.77)	(0.77)		(0.50)
Net asset value end of period	$7.93	$7.17		$7.88		$8.33	$9.18		$9.67
Total return	14.86%	(1.19)%		2.35%		(0.86)%	3.01%		1.80%
Net assets end of period (000s)	$809,852	$481,473		$264,718		$169,557	$151,020		$49,761
Ratio of expenses to average net assets	0.75%*	0.75	%(d)	0.75	%(c)	0.75%	0.75	%(b)	0.75%*
Ratio of net investment income to average net assets	7.59%*	8.27%		7.88%		8.81%	8.25%		7.90%*
Portfolio turnover rate	201%	102%		129%		59%	13%		13%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the year ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the year ended December 31, 2001.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the year ended December 31, 2002.

See accompanying notes

3

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$790,243
Cash	69
Foreign currency, at value	3,427
Receivable for investments sold	13,989
Unrealized appreciation on forward foreign currency contracts	71
Interest receivable	14,264
Variation margin receivable	68
Unrealized appreciation on swap agreements	4
Other assets	1

822,136

Liabilities:
Payable for investments purchased	$9,374
Written options outstanding	2,398
Accrued investment advisory fee	158
Accrued administration fee	221
Accrued servicing fee	90
Recoupment payable to Manager	14
Unrealized depreciation on swap agreements	17

12,272

Net Assets	$809,864

Net Assets Consist of:
Paid in capital	$805,242
Undistributed (overdistributed) net investment income	(81)
Accumulated undistributed net realized (loss)	(35,575)
Net unrealized appreciation	40,278

$809,864

Net Assets:
Institutional Class	$12
Administrative Class	809,852

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	102,109
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$7.93
Administrative Class	7.93
Cost of Investments Owned	$750,575
Cost of Foreign Currency Held	$3,451

See accompanying notes

4

Statement of Operations

High Yield Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$24,901
Dividends, net of foreign taxes	171
Miscellaneous income	273

Total Income	25,345

Expenses:
Investment advisory fees	753
Administration fees	1,055
Servicing fees	452
Trustees’ fees	3
Organization costs	1
Miscellaneous expense	14

Total Expenses	2,278

Net Investment Income	23,067

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,093
Net realized (loss) on futures contracts, written options, and swaps	(376)
Net realized (loss) on foreign currency transactions	(1,454)
Net change in unrealized appreciation on investments	53,634
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,165
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	711
Net Gain	60,773

Net Increase in Assets Resulting from Operations	$83,840

See accompanying notes

5

Statements of Changes in Net Assets

High Yield Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$23,067	$26,664
Net realized gain (loss)	5,263	(18,122)
Net change in unrealized appreciation (depreciation)	55,510	(3,211)

Net increase resulting from operations	83,840	5,331

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(23,020)	(26,547)
Tax Basis Return of Capital
Institutional Class	0	0
Administrative Class	0	(108)

Total Distributions	(23,020)	(26,655)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	10
Administrative Class	530,792	418,977
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	23,020	26,655
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(286,251)	(207,553)

Net increase resulting from Portfolio share transactions	267,561	238,089

Total Increase in Net Assets	328,381	216,765

Net Assets:
Beginning of period	481,483	264,718
End of period*	$809,864	$481,483
*Including (overdistributed) net investment income of:	$(81)	$(128)

See accompanying notes

6

Schedule of Investments

High Yield Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 77.8%
Banking & Finance 9.7%
Arch Western Finance LLC
6.750% due 07/01/2013	$2,300	$2,369
Arvin Capital I
9.500% due 02/01/2027	700	730
Bluewater Finance Ltd.
10.250% due 02/15/2012	3,600	3,581
Bombardier Capital, Inc.
7.500% due 08/15/2004	3,650	3,787
Cedar Brakes II, LLC
9.875% due 09/01/2013	1,465	1,461
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	2,300	2,493
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (l)	1,250	1,399
Finova Group, Inc.
7.500% due 11/15/2009	11,500	5,060
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,175	1,238
Fuji Bank Ltd.
9.870% due 06/30/2008 (a)	1,400	1,477
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,500	1,500
J.P. Morgan - HYDI
8.750% due 11/15/2007	107	115
9.700% due 11/15/2007	84	91
8.000% due 06/20/2008	8,720	9,047
9.000% due 06/20/2008	7,000	7,332
JET Equipment Trust
10.000% due 06/15/2012	800	236
7.630% due 08/15/2012	403	155
MDP Acquisition PLC
9.625% due 10/01/2012	1,900	2,109
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	2,000	2,020
Morgan Stanley Dean Witter & Co.
1.341% due 05/01/2012	5,950	6,572
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	2,000	1,680
7.250% due 02/15/2011	7,000	5,775
7.750% due 02/15/2031	440	345
Reliance Group Holdings, Inc.
0.000% due 11/15/2049 (b)(l)	1,200	30
Riggs Capital Trust II
8.875% due 03/15/2027	2,600	2,548
Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,050	3,149
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	2,700	2,872
Trains HY-2003-1
7.293% due 05/15/2013	4,663	5,028
Universal City Development Partners
11.750% due 04/01/2010	1,700	1,874
Ventas Capital Corp.
8.750% due 05/01/2009	2,175	2,360

		78,433

Industrials 54.8%
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	1,500	1,431
8.850% due 08/01/2030	3,600	3,837
AEC Ironwood LLC
8.857% due 11/30/2025	3,549	3,713
Allbritton Communications Co.
7.750% due 12/15/2012	2,500	2,594
Allied Waste North America, Inc.
8.875% due 04/01/2008	1,150	1,253
8.500% due 12/01/2008	1,400	1,512
7.875% due 01/01/2009	2,990	3,143
10.000% due 08/01/2009	2,525	2,695
9.250% due 09/01/2012	4,950	5,482
7.875% due 04/15/2013	2,700	2,838
American Cellular Corp.
9.500% due 10/15/2009	1,750	884
American Media Operations, Inc.
10.250% due 05/01/2009	3,500	3,797
American Media, Inc.
8.875% due 01/15/2011	500	544
AmeriGas Partners LP
10.000% due 04/15/2006	320	350
8.830% due 04/19/2010	1,250	1,347
8.875% due 05/20/2011	600	657
ANR Pipeline Co
8.875% due 03/15/2010	3,000	3,292
Arco Chemical Co.
9.375% due 12/15/2005	950	964
10.250% due 11/01/2010	1,400	1,361
Avecia Group PLC
11.000% due 07/01/2009	2,050	1,865
Beverly Enterprises, Inc.
9.000% due 02/15/2006	2,100	2,063
9.625% due 04/15/2009	1,500	1,447
Boyd Gaming Corp.
7.750% due 12/15/2012	3,900	4,158
BRL Universal Equipment
8.875% due 02/15/2008	615	670
Building Materials Corp.
7.750% due 07/15/2005	200	197
8.000% due 10/15/2007	2,950	2,806
8.000% due 12/01/2008	1,000	930
Cadmus Communications Corp.
9.750% due 06/01/2009	2,225	2,384
Canwest Media, Inc.
10.625% due 05/15/2011	3,375	3,864
Case Corp.
6.250% due 12/01/2003	5,650	5,721
Century Aluminum Co.
11.750% due 04/15/2008	400	410
CF Cable TV, Inc.
9.125% due 07/15/2007	250	262
Charter Communications Holdings LLC
8.250% due 04/01/2007	600	465
10.000% due 04/01/2009	1,225	943
9.625% due 11/15/2009	2,150	1,580
0.000% due 01/15/2011 (c)	500	262
0.000% due 04/01/2011 (c)	4,005	2,653
Chesapeake Energy Corp.
8.500% due 03/15/2012	500	531
9.000% due 08/15/2012	600	672
7.500% due 09/15/2013	2,300	2,455
7.750% due 01/15/2015	1,300	1,394
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	2,800	2,765
CMS Panhandle Holding Co.
6.500% due 07/15/2009	1,000	1,110
7.000% due 07/15/2029	300	317
Coastal Corp.
7.750% due 06/15/2010	650	609
9.625% due 05/15/2012	500	504
7.750% due 10/15/2035	1,000	845
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,500	1,571
Commonwealth Brands, Inc.
9.750% due 04/15/2008	2,000	2,080
Compass Minerals Group, Inc.
10.000% due 08/15/2011	1,125	1,266
Continental Airlines, Inc.
7.461% due 04/01/2015	251	237
7.373% due 12/15/2015	1,000	812
Crown Castle International Corp.
10.625% due 11/15/2007	200	211
10.750% due 08/01/2011	1,650	1,807
Crown European Holdings S.A.
9.500% due 03/01/2011	3,425	3,716
10.875% due 03/01/2013	1,900	2,080
CSC Holdings, Inc.
8.125% due 07/15/2009	800	830
8.125% due 08/15/2009	2,505	2,605
7.625% due 04/01/2011	7,000	7,105
Danka Business Systems PLC
11.000% due 06/15/2010	1,000	987
Dex Media East LLC
9.875% due 11/15/2009	2,325	2,604
12.125% due 11/15/2012	1,425	1,692
7.375% due 12/15/2012	700	630
DirecTV Holdings LLC
8.375% due 03/15/2013	4,000	4,480
Dresser, Inc.
9.375% due 04/15/2011	5,400	5,589
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	2,000	2,160
Dura Operating Corp.
8.625% due 04/15/2012	3,850	3,965
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,700	1,531
7.670% due 11/08/2016	4,900	3,972
EchoStar DBS Corp.
10.375% due 10/01/2007	600	668
9.375% due 02/01/2009	2,225	2,384
Equistar Chemicals LP
10.125% due 09/01/2008	2,750	2,846
8.750% due 02/15/2009	1,000	975
Extended Stay America, Inc.
9.875% due 06/15/2011	4,095	4,423
Extendicare Health Services
9.350% due 12/15/2007	1,050	1,005
9.500% due 07/01/2010	2,200	2,321
Ferrellgas Partners LP
6.990% due 08/01/2005	1,000	1,052
8.780% due 08/01/2007 (d)	2,500	2,769
8.870% due 08/01/2009 (d)	1,250	1,411
8.750% due 06/15/2012	2,000	2,180
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007	4,400	4,230
Fimep S.A.
10.500% due 02/15/2013	1,100	1,232
Foamex L.P.
10.750% due 04/01/2009	600	483
Fresenius Medical Care
7.875% due 06/15/2011	2,300	2,438
Garden State Newspapers, Inc.
8.750% due 10/01/2009	3,300	3,424
8.625% due 07/01/2011	400	419
General Motors Corp.
7.125% due 07/15/2013	1,000	1,006
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,230	2,258
9.875% due 11/01/2021	2,250	2,284
9.625% due 03/15/2022	2,900	2,886
9.500% due 05/15/2022	1,300	1,287
9.125% due 07/01/2022	2,000	1,940
8.125% due 06/15/2023	1,800	1,647
8.875% due 05/15/2031	2,450	2,413
Giant Industries, Inc.
11.000% due 05/15/2012	400	388
Golden Northwest Aluminum
12.000% due 12/15/2006	125	8
Gray Television, Inc.
9.250% due 12/15/2011	1,800	1,998
Grief Brothers Corp.
8.875% due 08/01/2012	1,350	1,458
H&E Equipment Services LLC
11.125% due 06/15/2012	2,390	2,115
Hanover Equipment Trust
8.500% due 09/01/2008	4,800	5,064
HCA, Inc.
7.875% due 02/01/2011	2,800	3,140
6.300% due 10/01/2012	2,300	2,356

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	$110	$87
8.375% due 10/01/2011 (b)	2,100	1,659
Hilton Hotels Corp.
7.625% due 12/01/2012	3,500	3,850
HMH Properties, Inc.
7.875% due 08/01/2008	2,750	2,805
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	4,300	4,623
Hollinger Participation Trust
12.125% due 11/15/2010 (e)	1,013	1,142
Host Marriott LP
8.375% due 02/15/2006 (a)	1,100	1,144
9.250% due 10/01/2007	2,100	2,268
Houghton Mifflin Co.
8.250% due 02/01/2011	1,650	1,749
9.875% due 02/01/2013	750	818
Ingles Markets, Inc.
8.875% due 12/01/2011	3,050	3,084
Insight Midwest, L.P.
9.750% due 10/01/2009	4,045	4,298
10.500% due 11/01/2010	150	165
ISP Chemco, Inc.
10.250% due 07/01/2011	2,990	3,394
Jefferson Smurfit Corp.
7.500% due 06/01/2013	900	923
Johnsondiversey, Inc.
9.625% due 05/15/2012	1,100	1,235
K&F Industries ,Inc.
9.625% due 12/15/2010	1,000	1,115
Leviathan Gas Corp.
10.375% due 06/01/2009	550	590
Lyondell Chemical Co.
9.500% due 12/15/2008	2,360	2,254
Mail Well I Corp.
9.625% due 03/15/2012	1,650	1,745
Mandalay Resort Group
6.750% due 07/15/2003	1,100	1,101
9.375% due 02/15/2010	5,500	6,243
7.625% due 07/15/2013	500	514
6.700% due 11/15/2096	350	355
Mediacom Broadband LLC
11.000% due 07/15/2013	3,050	3,408
Merisant Co
9.500% due 07/15/2013	465	484
MGM Mirage, Inc.
8.375% due 02/01/2011	4,200	4,799
Midwest Generation LLC
8.300% due 07/02/2009	800	796
8.560% due 01/02/2016	9,500	9,358
Millennium America, Inc.
9.250% due 06/15/2008	3,050	3,294
Newpark Resources, Inc.
8.625% due 12/15/2007	2,440	2,513
Norampac, Inc.
6.750% due 06/01/2013	1,500	1,583
OM Group, Inc.
9.250% due 12/15/2011	1,300	1,274
Omnicare, Inc.
6.125% due 06/01/2013	3,000	2,954
Owens-Brockway Glass Container, Inc.
7.750% due 05/15/2011	700	740
8.750% due 11/15/2012	3,800	4,142
8.250% due 05/15/2013	700	732
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	3,550	4,091
Packaging Corp. of America
9.625% due 04/01/2009	1,500	1,659
PanAmSat Corp.
8.500% due 02/01/2012	4,900	5,329
6.875% due 01/15/2028	3,000	2,955
Park Place Entertainment Corp.
9.375% due 02/15/2007	1,500	1,665
7.000% due 04/15/2013	4,350	4,676
Peabody Energy Corp.
6.875% due 03/15/2013	4,700	4,947
Pride International, Inc.
9.375% due 05/01/2007	5,950	6,173
Primedia, Inc.
8.000% due 05/15/2013	3,650	3,760
Quebecor Media, Inc.
11.125% due 07/15/2011	3,850	4,428
Qwest Corp.
7.500% due 11/01/2008	500	465
8.875% due 03/15/2012	5,650	6,342
7.200% due 11/10/2026	400	377
RH Donnelley Finance Corp.
8.875% due 12/15/2010	175	194
10.875% due 12/15/2012	825	965
Rogers Cable, Inc.
6.250% due 06/15/2013	1,100	1,103
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	785	856
11.000% due 12/01/2015	727	825
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,000	3,094
9.375% due 06/01/2008	1,750	1,833
Roundy’s, Inc.
8.875% due 06/15/2012	2,450	2,573
Safety-Kleen Corp.
0.000% due 06/01/2008 (b)	1,450	4
0.000% due 05/15/2009 (b)	250	14
Salem Communications Holding Corp.
7.750% due 12/15/2010	3,000	3,120
Shaw Communications, Inc.
8.250% due 04/11/2010	2,400	2,682
Silgan Holdings, Inc.
9.000% due 06/01/2009	1,000	1,040
Six Flags, Inc.
9.750% due 04/15/2013	4,100	4,080
Sonat, Inc.
7.625% due 07/15/2011	2,000	1,830
SPX Corp.
9.400% due 06/14/2005	2,000	2,059
6.250% due 06/15/2011	2,000	2,050
7.500% due 01/01/2013	850	924
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,698	1,795
7.875% due 05/01/2012	3,246	3,570
Stone Container Corp.
11.500% due 08/15/2006	1,000	1,073
TeleCorp PCS, Inc.
7.500% due 06/01/2007	2,185	2,447
1.000% due 04/15/2009 (c)	1,750	1,820
10.625% due 07/15/2010	2,060	2,498
Tesoro Petroleum Corp.
9.625% due 04/01/2012	1,220	1,122
Time Warner Telecom, Inc.
9.750% due 07/15/2008	1,100	1,067
10.125% due 02/01/2011	200	194
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	4,292	4,485
10.375% due 01/15/2011	1,833	2,250
Triton PCS, Inc.
8.750% due 11/15/2011	2,450	2,456
TRW Automotive, Inc.
9.375% due 02/15/2013	5,075	5,532
Tyco International Group S.A.
6.125% due 01/15/2009	1,000	1,045
6.750% due 02/15/2011	3,500	3,728
6.375% due 10/15/2011	1,900	2,014
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	1,075	274
9.330% due 01/01/2006 (b)	90	19
United Airlines, Inc.
6.201% due 09/01/2008	225	189
7.730% due 07/01/2010	1,400	1,105
7.186% due 04/01/2011	491	420
6.602% due 09/01/2013	1,400	1,176
Vintage Petroleum, Inc.
7.875% due 05/15/2011	3,400	3,664
8.250% due 05/01/2012	2,300	2,542
Vivendi Universal S.A.
9.250% due 04/15/2010	1,050	1,223
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1,530	1,786
Western Gas Resources, Inc.
10.000% due 06/15/2009	1,700	1,862
Williams Cos., Inc.
9.250% due 03/15/2004	4,600	4,738
8.625% due 06/01/2010	3,400	3,570
7.625% due 07/15/2019	4,300	4,193
7.875% due 09/01/2021	300	294
7.500% due 01/15/2031	1,100	1,045
7.750% due 06/15/2031	1,400	1,358
8.750% due 03/15/2032	2,200	2,299
Xerox Capital Europe PLC
5.875% due 05/15/2004	4,500	4,545
Xerox Corp.
5.500% due 11/15/2003	1,200	1,212
Young Broadcasting, Inc.
9.000% due 01/15/2006	475	480
8.750% due 06/15/2007	1,000	1,020
8.500% due 12/15/2008	2,100	2,258
10.000% due 03/01/2011	1,830	1,990

		443,723

Utilities 13.3%
AES Corp.
8.750% due 05/15/2013	6,400	6,688
AT&T Corp.
8.500% due 11/15/2031	2,400	2,731
Calpine Corp.
7.625% due 04/15/2006	1,390	1,213
8.750% due 07/15/2007	700	576
7.875% due 04/01/2008	1,500	1,155
8.625% due 08/15/2010	800	604
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	3,000	3,457
CMS Energy Corp.
8.375% due 07/01/2003	1,000	1,000
7.625% due 11/15/2004	975	995
7.000% due 01/15/2005	3,325	3,288
8.900% due 07/15/2008	300	315
7.500% due 01/15/2009	1,000	994
Edison International, Inc.
6.875% due 09/15/2004	4,000	4,040
El Paso Corp.
7.000% due 05/15/2011	400	366
7.875% due 06/15/2012	3,550	3,306
7.750% due 01/15/2032	2,250	1,907
El Paso Energy Partners
8.500% due 06/01/2010	1,900	2,047
8.500% due 06/01/2011	1,300	1,398
El Paso Production Holding Co.
7.750% due 06/01/2013	1,050	1,053
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,000	2,200
7.625% due 11/14/2011	1,340	1,474
Niagara Mohawk Power Co.
8.500% due 07/01/2010 (c)	1,000	1,048
NorAm Energy Corp.
6.375% due 11/01/2003	500	505
7.750% due 02/15/2011	4,300	4,907
Pinnacle Partners
8.830% due 08/15/2004	5,975	6,229
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	1,500	1,588
10.000% due 10/01/2009	2,040	2,319
8.500% due 06/15/2011	4,350	4,684
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,251
Rogers Communication, Inc.
8.875% due 07/15/2007	250	259

See accompanying notes

8

	Principal Amount (000s)		Value (000s)
Rural Cellular Corp.
9.625% due 05/15/2008		$1,425	$1,268
9.750% due 01/15/2010		350	312
SESI, LLC
8.875% due 05/15/2011		1,765	1,906
South Point Energy Corp.
8.400% due 05/30/2012		4,083	4,065
Southern California Edison Co.
8.000% due 02/15/2007		4,600	5,066
Sprint Capital Corp.
6.125% due 11/15/2008		850	924
7.625% due 01/30/2011		500	572
8.375% due 03/15/2012		2,470	2,963
6.900% due 05/01/2019		2,000	2,101
6.875% due 11/15/2028		2,270	2,286
8.750% due 03/15/2032		3,750	4,505
TECO Energy, Inc.
7.500% due 06/15/2010		3,000	3,075
Tesoro Petroleum Corp.
9.625% due 11/01/2008		1,200	1,116
Texas Utilities Corp.
5.520% due 08/16/2003		5,805	5,834
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009		600	597
TXU Corp.
6.375% due 01/01/2008		500	536
7.000% due 03/15/2013		3,400	3,771
WorldCom, Inc. - WorldCom Group
6.950% due 08/15/2028 (b)		550	164
8.250% due 05/15/2031 (b)		4,500	1,339

			107,997

Total Corporate Bonds & Notes (Cost $598,498)			630,153

MUNICIPAL BONDS & NOTES 0.2%
New Jersey 0.2%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	1,818

Total Municipal Bonds & Notes (Cost $1,917)			1,818

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007		1,392	1,529
3.625% due 01/15/2008		740	830
3.500% due 01/15/2011		475	540
3.000% due 07/15/2012		1,022	1,127

Total U.S. Treasury Obligations (Cost $4,002)			4,026

ASSET-BACKED SECURITIES 3.0%
Alpharma, Inc.
4.650% due 09/08/2008 (d)		340	340
5.110% due 09/18/2008 (d)		154	154
4.600% due 10/09/2008 (d)		617	617
4.600% due 10/09/2008 (d)		520	521
Aquila, Inc.
7.000% due 04/15/2004		174	175
7.250% due 04/15/2004		173	174
8.750% due 04/15/2006		1,365	1,372
Charter Communications Holdings LLC
4.090% due 03/18/2008 (a)		2,000	1,877
CMS Energy Corp.
9.000% due 10/30/2004		1,500	1,505
Commonwealth Brands
5.375% due 08/28/2007 (a)		635	636
DirecTV Holdings LLC
4.770% due 03/06/2010		777	783
4.740% due 04/06/2010		777	783
4.830% due 06/30/2010 (a)		446	449
MGM Mirage, Inc.
4.390% due 06/30/2008		2,000	2,003
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)		3,476	3,469
6.625% due 06/30/2008		9	9
5.000% due 12/31/2008 (a)		3,476	3,469
6.875% due 12/31/2008		9	9
Qwest Corp.
6.500% due 06/05/2007		5,000	5,060
Tucson Electric Power
6.808% due 10/25/2007 (a)		1,000	1,009

Total Asset-Backed Securities (Cost $23,563)			24,414

SOVEREIGN ISSUES 8.4%
Republic of Brazil
2.125% due 04/15/2006 (a)		7,320	6,881
11.000% due 01/11/2012		2,300	2,294
8.000% due 04/15/2014		14,777	12,986
10.125% due 05/15/2027		700	605
11.000% due 08/17/2040		300	271
Republic of Colombia
7.625% due 02/15/2007		700	751
9.750% due 04/23/2009		1,500	1,712
10.000% due 01/23/2012		3,300	3,704
11.750% due 02/25/2020		3,800	4,741
10.375% due 01/28/2033		700	807
Republic of Egypt
8.750% due 07/11/2011		0	0
Republic of Panama
9.625% due 02/08/2011		2,500	2,906
9.375% due 07/23/2012		3,200	3,720
5.000% due 07/17/2014		256	230
2.250% due 07/17/2016 (a)		1,947	1,548
8.875% due 09/30/2027		2,900	3,168
Republic of Peru
9.125% due 01/15/2008		2,000	2,175
9.125% due 02/21/2012		6,775	7,239
9.875% due 02/06/2015		1,000	1,100
4.500% due 03/07/2017		1,700	1,322
Russian Federation
5.000% due 03/31/2030		700	680
United Mexican States
8.375% due 01/14/2011		3,900	4,682
6.375% due 01/16/2013		500	531
6.625% due 03/03/2015		4,000	4,260

Total Sovereign Issues (Cost $63,969)			68,313

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Barry Callebaut Services NV
9.250% due 03/15/2010	EC	1,090	1,336
El Paso Corp.
5.750% due 03/14/2006		2,000	1,944
Fimep S.A.
11.000% due 02/15/2013		1,600	2,092
Fort James Corp.
4.750% due 06/29/2004		500	560
Johnsondiversey, Inc.
9.625% due 05/15/2012		1,000	1,238
MDP Acquisitions PLC
10.125% due 10/01/2012		1,800	2,212
Remy Cointreau S.A.
10.000% due 07/30/2005		300	353
Tyco International Group S.A.
4.375% due 11/19/2004		1,000	1,143
6.125% due 04/04/2007		2,400	2,744
5.500% due 11/19/2008		1,250	1,425

Total Foreign Currency-Denominated Issues (Cost $12,411)			15,047

CONVERTIBLE BONDS & NOTES 1.1%
Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		$1,550	$798
Total Renal Care Holdings
7.000% due 05/15/2009		3,200	3,380

			4,178

Industrials 0.3%
Dimon, Inc.
6.250% due 03/31/2007		2,500	2,421

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005		2,015	1,836

Total Convertible Bonds & Notes (Cost $8,507)			8,435

	Shares
PREFERRED STOCK 0.5%
Fresenius Medical Care
7.875% due 02/01/2008		3,600	3,798

Total Preferred Stock (Cost $3,472)			3,798

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.2%
Commercial Paper 3.0%
Danske Corp.
1.210% due 08/20/2003		$500	499
1.070% due 09/10/2003		6,800	6,786
Freddie Mac
1.135% due 10/30/2003		5,700	5,680
General Electric Capital Corp.
1.030% due 07/23/2003		1,000	999
HBOS Treasury Services PLC
1.100% due 09/12/2003		3,900	3,892
Kraft Foods, Inc.
2.080% due 02/27/2004		3,700	3,700
Royal Bank of Scotland PLC
1.230% due 08/06/2003		500	499
Westpac Capital Corp.
1.200% due 07/29/2003		500	499
Westpac Trust
1.200% due 08/14/2003		1,400	1,398

			23,952

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2003		5,277	5,277
(Dated 06/30/2003. Collateralized by Fannie Mae 2.000% due 11/19/2004 valued at $5,384. Repurchase proceeds are $5,277.)

U.S. Treasury Bill 0.6%
1.049% due 08/14/2003 (g)		5,015	5,010

Total Short-Term Instruments (Cost $34,236)			34,239

Total Investments 97.6% (Cost $750,575)			$790,243
Written Options (h) (0.3%) (Premiums $2,014)			(2,398)
Other Assets and Liabilities (Net) 2.7%			22,019

Net Assets 100.0%			$809,864

See accompanying notes

9

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Restricted security.

(e)	Payment in-kind bond security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $2,513 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation
Euribor March Futures (03/2004) - Long	166	$280
Euribor December Futures (12/2004) - Long	189	307
Eurodollar September Futures (09/2004) - Long	100	196
Eurodollar December Futures (12/2004) - Long	100	218

		$1,001

(h)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	$9,100,000	$190	$47
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 01/07/2005	5,900,000	122	546
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.000%* Exp. 01/07/2005	9,100,000	215	631
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.500%** Exp. 10/07/2004	27,000,000	796	220
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 10/07/2004	27,000,000	416	697

		$1,739	$2,141

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 121.000 Exp. 08/23/2003	220	$148	$45
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 117.000 Exp. 08/23/2003	116	127	212

		$275	$257

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.820% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011. Counterparty: Goldman Sachs & Co.
Exp. 11/30/2003	$1,500	$4

Receive a fixed rate equal to 3.270% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 06/28/2013	3,000	(17)

		$(13)

(j)	Principal amount denoted in indicated currency:

EC – Euro

(k)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	15,175	07/2003	$71	$0	$71

(l)	Indicates a fair valued security which has not been utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,429, which is 0.18% of net assets.

See accompanying notes

10

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

11

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Loan Agreements. The Portfolio may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments

12

of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

13

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.35%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
High Yield Portfolio	0.60%	0.75%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
High Yield Portfolio	$27,768	$24,013	$491,935	$219,200

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

High Yield Portfolio
Premium
Balance at 12/31/2002	$1,794
Sales	682
Closing Buys	(244)
Expirations	(218)
Exercised	0

Balance at 06/30/2003	$2,014

14

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Portfolio	$49,452	$(9,784)	$39,668

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	High Yield Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	1	$10
Administrative Class	70,246	530,792	58,343	418,977
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	3,017	23,020	3,675	26,655
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(38,268)	(286,251)	(28,512)	(207,553)

Net increase resulting from Portfolio share transactions	34,995	$267,561	33,507	$238,089

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
High Yield Portfolio
Institutional Class	1	100
Administrative Class	5	92

15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Total Return Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors.in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S.Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Total Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	5 Years*	Since Inception*
Total Return Portfolio Administrative Class	10.30%	7.36%	7.25%
Lehman Brothers Aggregate Bond Index	10.40%	7.55%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results.  Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio’s Administrative Class inception on 12/31/1997, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Administrative Class returned 4.49% for the six-month period ended June 30, 2003, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.93% for the period.

•	Portfolio duration was near the benchmark throughout the period and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as yield curve shape changed little over the period.

•	Near benchmark exposure to mortgages had little impact on relative performance. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate underweight was negative as corporates outperformed, but positive security selection of telecom and energy pipeline issues mitigated this impact.

•	Eurozone exposure added modestly to returns. While Europe lagged Treasuries overall, short Eurozone maturities outperformed due to expectations of more easing by the European Central Bank.

•	As the emerging market sector’s economic fundamentals continued to improve, sustaining a recovery that began late last year, emerging market bonds added to returns, especially those from Brazil.

2

Financial Highlights

Total Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000		12/31/1999		12/31/1998
Net asset value beginning of period	$10.23	$9.89		$9.77		$9.45		$10.09		$10.00
Net investment income (a)	0.15	0.41		0.45		0.62		0.58		0.56
Net realized/unrealized gain (loss) on investments (a)	0.31	0.47		0.35		0.30		(0.64)		0.28
Total income (loss) from investment operations	0.46	0.88		0.80		0.92		(0.06)		0.84
Dividends from net investment income	(0.17)	(0.41)		(0.49)		(0.60)		(0.58)		(0.56)
Distributions from net realized capital gains	0.00	(0.13)		(0.19)		0.00		0.00		(0.19)
Total distributions	(0.17)	(0.54)		(0.68)		(0.60)		(0.58)		(0.75)
Net asset value end of period	$10.52	$10.23		$9.89		$9.77		$9.45		$10.09
Total return	4.49%	9.07%		8.37%		10.15%		(0.58)%		8.61%
Net assets end of period (000s)	$1,672,858	$1,161,299		$332,823		$55,533		$3,877		$3,259
Ratio of expenses to average net assets	0.65%*	0.65	%(e)	0.65	%(d)	0.65	%(c)	0.65	%(b)	0.65%
Ratio of net investment income to average net assets	2.92%*	4.08%		4.55%		6.46%		5.96%		5.55%
Portfolio turnover rate	110%	222%		217%		415%		102%		139%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69% for the year ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2000.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2001.
(e)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2002.

See accompanying notes

3

Statement of Assets and Liabilities

Total Return Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$2,005,748
Foreign currency, at value	4,609
Receivable for investments sold	231,505
Unrealized appreciation on forward foreign currency contracts	82
Interest receivable	8,906
Variation margin receivable	743
Swap premiums paid	167
Unrealized appreciation on swap agreements	244
Other assets	1

2,252,005

Liabilities:
Payable for investments purchased	$498,864
Unrealized depreciation on forward foreign currency contracts	51
Due to Custodian	42
Written options outstanding	4,397
Dividends payable	614
Accrued investment advisory fee	340
Accrued administration fee	340
Accrued servicing fee	182
Swap premiums received	56
Unrealized depreciation on swap agreements	53

504,939

Net Assets	$1,747,066

Net Assets Consist of:
Paid in capital	$1,681,047
Undistributed net investment income	3,283
Accumulated undistributed net realized gain	31,174
Net unrealized appreciation	31,562

$1,747,066

Net Assets:
Institutional Class	$74,208
Administrative Class	1,672,858
Shares Issued and Outstanding:
Institutional Class	7,050
Administrative Class	158,932
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.52
Administrative Class	10.52
Cost of Investments Owned	$1,972,249
Cost of Foreign Currency Held	$4,597

See accompanying notes

4

Statement of Operations

Total Return Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$26,140
Miscellaneous income	15

Total Income	26,155

Expenses:
Investment advisory fees	1,820
Administration fees	1,820
Servicing fees	1,045
Trustees’ fees	9
Organization costs	1

Total Expenses	4,695

Net Investment Income	21,460

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	11,362
Net realized gain on futures contracts, written options, and swaps	18,255
Net realized gain on foreign currency transactions	1,401
Net change in unrealized appreciation on investments	18,437
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(5,135)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(445)
Net Gain	43,875

Net Increase in Assets Resulting from Operations	$65,335

See accompanying notes

5

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$21,460	$29,591
Net realized gain	31,018	21,933
Net change in unrealized appreciation	12,857	17,135

Net increase resulting from operations	65,335	68,659

Distributions to Shareholders:
From net investment income
Institutional Class	(1,066)	(1,571)
Administrative Class	(22,551)	(28,021)
From net realized capital gains
Institutional Class	0	(558)
Administrative Class	0	(13,143)

Total Distributions	(23,617)	(43,293)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	56,936	18,993
Administrative Class	538,861	946,200
Issued as reinvestment of distributions
Institutional Class	1,066	2,129
Administrative Class	18,310	37,015
Cost of shares redeemed
Institutional Class	(32,059)	(11,077)
Administrative Class	(85,613)	(178,833)

Net increase resulting from Portfolio share transactions	497,501	814,427

Total Increase in Net Assets	539,219	839,793

Net Assets:
Beginning of period	1,207,847	368,054
End of period*	$1,747,066	$1,207,847
*Including undistributed net investment income of:	$3,283	$5,440

See accompanying notes

6

Schedule of Investments

Total Return Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.3%
Banking & Finance 3.7%
Atlas Reinsurance PLC
4.877% due 01/07/2005 (a)	$1,000	$1,009
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	700	725
Bear Stearns Cos., Inc.
1.630% due 12/01/2003 (a)	2,000	2,003
CIT Group, Inc.
2.618% due 07/30/2004 (a)	2,220	2,243
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	1,300	1,390
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	6,300	7,751
8.750% due 06/15/2030	7,300	9,334
EOP Operating L.P.
5.875% due 01/15/2013	6,100	6,589
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	700
General Motors Acceptance Corp.
1.604% due 07/21/2003 (a)	500	500
1.630% due 08/04/2003 (a)	1,900	1,900
1.390% due 08/18/2003 (a)	1,600	1,599
2.250% due 03/22/2004 (a)	1,500	1,497
2.100% due 05/04/2004 (a)	2,500	2,490
1.981% due 05/10/2004 (a)	500	497
1.990% due 05/17/2004 (a)	700	696
1.759% due 07/20/2004 (a)	500	495
1.679% due 07/21/2004 (a)	200	198
1.698% due 07/30/2004 (a)	600	594
8.000% due 11/01/2031	5,300	5,215
Pemex Finance Ltd.
5.720% due 11/15/2003	25	25
Phoenix Quake Ltd.
3.515% due 07/03/2008	1,600	1,598
4.565% due 07/03/2008	400	400
PNC Funding Corp.
6.125% due 09/01/2003	100	101
Popular North America, Inc.
6.625% due 01/15/2004	500	514
Premium Asset Trust
1.605% due 11/27/2004 (a)	100	100
1.692% due 09/08/2007 (a)	100	100
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	542
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	100	100
6.230% due 06/08/2006 (a)	8,100	8,110
Studio Re Ltd.
6.378% due 07/07/2006 (a)	1,300	1,303
Verizon Global Funding Corp.
6.125% due 06/15/2007	3,700	4,170

		64,488

Industrials 2.6%
Amerada Hess Corp.
6.650% due 08/15/2011	2,000	2,311
AOL Time Warner, Inc.
7.625% due 04/15/2031	8,600	9,963
7.700% due 05/01/2032	3,300	3,867
Continental Airlines, Inc.
7.256% due 03/15/2020	414	410
DaimlerChrysler North America Holding Corp.
1.508% due 08/21/2003 (a)	2,300	2,300
General Motors Corp.
7.125% due 07/15/2013	1,600	1,610
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	500	526
ITT Corp.
6.750% due 11/15/2005	250	262
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	150	149
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,300	3,273
Pemex Project Funding Master Trust
8.000% due 11/15/2011	100	115
8.625% due 02/01/2022	1,800	2,061
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	1,700	2,084
Tyco International Group S.A.
6.750% due 02/15/2011	157	167
United Airlines, Inc.
1.558% due 03/02/2004 (a)	1,365	1,031
8.030% due 07/01/2011	465	117
6.071% due 03/01/2013	6,920	5,806
Waste Management, Inc.
6.375% due 11/15/2012	2,600	2,962
Weyerhaeuser Co.
7.950% due 03/15/2025	900	1,056
Williams Cos., Inc.
7.875% due 09/01/2021	5,500	5,390

		45,460

Utilities 5.0%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	900	901
ALLETE, Inc.
2.179% due 10/20/2003 (a)	100	100
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	100	118
British Telecom PLC
2.553% due 12/15/2003 (a)	1,900	1,906
8.125% due 12/15/2010	100	127
DTE Energy Co.
7.110% due 11/15/2038 (a)	500	506
El Paso Corp.
6.750% due 05/15/2009	6,000	5,520
7.875% due 06/15/2012	8,600	8,009
7.800% due 08/01/2031	1,500	1,271
7.750% due 01/15/2032	300	254
Entergy Gulf States, Inc.
8.250% due 04/01/2004	5,500	5,763
2.638% due 09/01/2004 (a)	3,400	3,398
6.000% due 12/01/2012	6,500	6,806
France Telecom S.A.
1.906% due 07/16/2003 (a)	200	200
9.250% due 03/01/2011	7,600	9,582
10.000% due 03/01/2031	900	1,250
Oncor Electric Delivery Co.
6.375% due 01/15/2015	5,500	6,252
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	400	406
PSEG Power LLC
7.750% due 04/15/2011	5,700	6,814
Sprint Capital Corp.
6.000% due 01/15/2007	100	108
6.125% due 11/15/2008	900	978
7.625% due 01/30/2011	5,200	5,946
8.375% due 03/15/2012	3,200	3,839
8.750% due 03/15/2032	14,000	16,818
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	100	101
Verizon Florida, Inc.
6.125% due 01/15/2013	700	794
Vodafone Group PLC
6.250% due 11/30/2032	300	326

		88,093

Total Corporate Bonds & Notes (Cost $182,842)		198,041

MUNICIPAL BONDS & NOTES 3.9%
California 0.6%
California State Revenue Bonds, Series 2003
2.000% due 06/16/2004	3,600	3,630
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,651

		11,281

Illinois 1.1%
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	20,000	19,667

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	1,000	1,045

New Jersey 0.6%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019	4,870	4,605
6.000% due 06/01/2037	1,530	1,254
6.750% due 06/01/2039	5,450	4,943

		10,802

New York 0.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	11,040
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.760% due 06/15/2023 (a)	850	975

		13,474

North Carolina 0.2%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.750% due 04/01/2021 (a)	2,733	3,113

Texas 0.1%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,246

Washington 0.1%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,700	1,968
5.500% due 07/01/2014	1,300	1,510

		3,478

Wisconsin 0.2%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,526

Total Municipal Bonds & Notes (Cost $67,458)		67,632

U.S. GOVERNMENT AGENCIES 1.3%
Small Business Administration
8.017% due 02/10/2010	633	725
7.449% due 08/01/2010	77	86
6.344% due 08/01/2011	2,270	2,460
6.030% due 02/10/2012	14,626	15,766
7.500% due 04/01/2017	3,023	3,441
6.290% due 01/01/2021	356	398

Total U.S. Government Agencies (Cost $21,069)		22,876

U.S. TREASURY OBLIGATIONS 11.5%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (b)	4,061	4,461
3.625% due 01/15/2008	16,499	18,515
3.875% due 01/15/2009	16,141	18,491
4.250% due 01/15/2010	2,185	2,572
3.500% due 01/15/2011	6,548	7,440

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
3.375% due 01/15/2012	$2,071	$2,343
3.000% due 07/15/2012	818	902
3.875% due 04/15/2029	31,757	40,525
U.S. Treasury Bonds
7.250% due 05/15/2016	33,700	44,829
7.500% due 11/15/2016	22,400	30,414
8.750% due 05/15/2017	10,000	14,971
8.875% due 08/15/2017	6,900	10,441
U.S. Treasury Strips
0.000% due 11/15/2016	1,900	1,056
0.000% due 05/15/2017	6,300	3,403

Total U.S. Treasury Obligations (Cost $194,366)		200,363

MORTGAGE-BACKED SECURITIES 38.3%
Collateralized Mortgage Obligations 8.3%
Aurora Loan Services
2.020% due 05/25/2030 (a)	205	205
Bank of America Mortgage Securities, Inc.
6.250% due 03/25/2032	1,124	1,128
5.772% due 10/20/2032 (a)	2,600	2,686
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	934	939
4.405% due 11/25/2030 (a)	37	38
6.477% due 10/25/2031 (a)	260	261
6.592% due 11/25/2031 (a)	408	413
6.191% due 01/25/2032 (a)	503	506
6.050% due 02/25/2032 (a)	126	127
6.090% due 02/25/2032 (a)	237	239
6.159% due 08/25/2032 (a)	393	402
5.395% due 10/25/2032 (a)	675	688
5.376% due 01/25/2033 (a)	5,045	5,147
5.673% due 01/25/2033 (a)	1,832	1,865
5.234% due 03/25/2033 (a)	8,184	8,362
Cendant Mortgage Corp.
1.970% due 08/25/2030 (a)	270	270
Chase Mortgage Finance Corp.
6.200% due 12/25/2029 (a)	590	600
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	231	231
Credit-Based Asset Servicing & Securitization LLC
1.730% due 09/25/2029 (a)	204	204
CS First Boston Mortgage Securities Corp.
6.750% due 12/27/2028	100	104
1.670% due 08/25/2031 (a)	319	320
6.249% due 04/25/2032 (a)	494	505
6.182% due 06/25/2032 (a)	6,750	6,952
5.767% due 10/25/2032 (a)(i)	2,969	2,978
Fannie Mae
7.000% due 04/25/2023	12,128	12,767
6.000% due 02/25/2029	1,363	1,372
5.000% due 04/25/2033	20,505	20,953
Federal Home Loan Bank
5.500% due 03/15/2015	886	902
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	111	113
6.500% due 11/25/2032	1,969	1,981
First Nationwide Trust
6.750% due 08/21/2031	633	650
Freddie Mac
5.000% due 09/15/2016	1,680	1,735
7.500% due 11/15/2016	50	50
6.250% due 08/25/2022	5,186	5,317
7.000% due 06/15/2023	9,286	9,679
8.500% due 08/01/2024	71	77
6.500% due 04/15/2029	648	700
7.500% due 07/15/2030	300	314
1.810% due 09/15/2030 (a)	207	208
1.760% due 11/15/2030 (a)	345	344
GMAC Commercial Mortgage Securities, Inc.
2.459% due 09/11/2006 (a)	1,000	976
Government National Mortgage Association
7.500% due 11/20/2029	520	567
1.718% due 06/20/2030 (a)	26	26
1.818% due 09/20/2030 (a)	222	223
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	5,474	5,530
2.882% due 10/25/2032 (a)	373	374
G-Wing Ltd.
3.950% due 05/06/2004 (a)	1,730	1,697
Indymac Adjustable Rate Mortgage Trust
6.506% due 01/25/2032 (a)	157	162
PNC Mortgage Securities Corp.
7.500% due 02/25/2031	34	34
Resecuritization Mortgage Trust
6.500% due 04/19/2029	166	168
Residential Asset Securitization Trust
7.130% due 07/25/2031	3,400	3,529
Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2023	4,632	4,716
6.500% due 03/25/2032	12,120	12,257
5.649% due 09/25/2032 (a)	1,164	1,178
6.250% due 09/25/2032	820	827
Structured Asset Mortgage Investments, Inc.
1.647% due 09/19/2032 (a)	1,317	1,312
Structured Asset Securities Corp.
7.000% due 02/25/2016	76	77
1.770% due 06/25/2017 (a)	4,491	4,497
1.770% due 05/25/2031 (a)	117	117
5.800% due 09/25/2031	187	189
6.500% due 10/25/2031 (a)	253	263
6.170% due 02/25/2032 (a)	348	356
6.150% due 07/25/2032 (a)	765	784
1.610% due 01/25/2033 (a)	1,086	1,085
5.600% due 01/25/2033	383	383
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	392	393
Torrens Trust
1.570% due 07/15/2031 (a)	1,283	1,284
Washington Mutual Mortgage Securities Corp.
5.224% due 10/25/2032 (a)	3,954	4,018
6.396% due 10/19/2039	2,547	2,557
4.054% due 01/25/2041 (a)	51	52
Wells Fargo Mortgage-Backed Securities Trust
6.542% due 10/25/2031 (a)	280	281
5.176% due 09/25/2032 (a)	765	772
5.250% due 01/25/2033	2,094	2,114

		145,130

Fannie Mae 23.0%
3.258% due 09/01/2040 (a)	353	360
4.265% due 11/01/2025 (a)	7	7
4.359% due 10/01/2032 (a)	3,952	4,047
4.417% due 11/01/2035 (a)	784	803
5.000% due 07/17/2018	25,000	25,828
5.500% due 04/01/2014-01/01/2018 (c)	146,439	152,159
6.000% due 04/01/2013-08/13/2033 (c)	206,582	214,969
6.500% due 06/01/2029-07/01/2032 (c)	1,752	1,829
6.569% due 09/01/2039 (a)	815	844

		400,846

Federal Housing Administration 0.0%
7.430% due 01/25/2023	530	543

Freddie Mac 6.1%
4.366% due 01/01/2028 (a)	10	11
4.584% due 07/01/2027 (a)	11	11
5.000% due 08/18/2018	7,000	7,212
5.500% due 08/13/2033	51,000	52,482
6.000% due 07/01/2016-08/13/2033 (c)	40,169	41,654
6.500% due 08/01/2032	5,195	5,408
7.850% due 07/01/2030 (a)	15	15

		106,793

Government National Mortgage Association 0.9%
4.500% due 05/20/2030-02/20/2032 (a)(c)	4,752	4,848
5.000% due 10/20/2029-07/20/2030 (a)(c)	1,659	1,724
5.375% due 04/20/2026-02/20/2027 (a)(c)	454	471
5.500% due 07/22/2033	3,000	3,124
6.500% due 02/15/2029-10/15/2032 (c)	5,464	5,740
7.000% due 11/15/2026 (c)	424	449
7.500% due 07/15/2029	23	25

		16,381

Total Mortgage-Backed Securities (Cost $665,350)		669,693

ASSET-BACKED SECURITIES 1.3%
Ace Securities Corp.
1.660% due 06/25/2032 (a)	942	943
Ameriquest Mortgage Securities, Inc.
1.630% due 06/15/2030 (a)	9	9
1.610% due 07/15/2030 (a)	30	30
Amortizing Residential Collateral Trust
1.590% due 06/25/2032 (a)	4,692	4,687
Bayview Financial Acquisition Trust
1.710% due 07/25/2030 (a)	37	37
1.720% due 04/25/2031 (a)	145	145
1.600% due 07/25/2031 (a)	93	93
CDC Mortgage Capital Trust
1.610% due 01/25/2033 (a)	5,492	5,494
Conseco Finance Corp.
3.220% due 09/01/2023	887	888
1.680% due 10/15/2031 (a)	247	247
CS First Boston Mortgage Securities Corp.
1.570% due 12/15/2030 (a)	136	137
EMC Mortgage Loan Trust
1.690% due 05/25/2040 (a)	2,950	2,955
GRMT II Mortgage Loan Trust
1.568% due 06/20/2032 (a)	100	100
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	943	945
Irwin Home Equity Loan Trust
1.695% due 06/25/2021 (a)	13	13
1.610% due 06/25/2029 (a)	880	880
Morgan Stanley Dean Witter Capital I
1.650% due 07/25/2032 (a)	2,089	2,090
Salomon Brothers Mortgage Securities VII, Inc.
1.720% due 09/25/2029 (a)	51	51
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	2,838	2,868

Total Asset-Backed Securities (Cost $22,575)		22,612

SOVEREIGN ISSUES 3.5%
Province of Quebec
7.500% due 09/15/2029	75	100
Republic of Brazil
2.125% due 04/15/2006 (a)	2,304	2,166
11.500% due 03/12/2008	2,300	2,415
2.187% due 04/15/2009 (a)	685	575
11.000% due 01/11/2012	2,840	2,833
8.000% due 04/15/2014	7,376	6,482
11.000% due 08/17/2040	2,400	2,172
Republic of Panama
9.625% due 02/08/2011	800	930
9.375% due 01/16/2023	330	369
8.875% due 09/30/2027	5,200	5,681
Republic of Peru
9.125% due 02/21/2012	1,400	1,496
9.875% due 02/06/2015	5,100	5,610
Republic of South Africa
9.125% due 05/19/2009	500	621

See accompanying notes

8

	Principal Amount (000s)	Value (000s)
United Mexican States
9.875% due 02/01/2010	$100	$128
8.375% due 01/14/2011	300	360
6.375% due 01/16/2013	930	988
11.375% due 09/15/2016	5,100	7,408
8.300% due 08/15/2031	17,700	20,426

Total Sovereign Issues (Cost $54,903)		60,760

PURCHASED PUT OPTIONS 0.0%
7 Year Interest Rate Swap (OTC)
Strike @ 0.760% Exp. 05/31/2005	400,000	71

Total Purchased Put Options (Cost $23)		71

SHORT-TERM INSTRUMENTS 43.7%
Commercial Paper 42.2%
ABN AMRO North America Finance
1.200% due 07/07/2003	2,500	2,499
1.040% due 07/16/2003	14,000	13,994
0.915% due 08/25/2003	5,600	5,592
Anz, Inc.
1.235% due 07/09/2003	9,900	9,897
Bank of America Corp.
1.150% due 07/14/2003	2,100	2,100
Barclays U.S. Funding Corp.
0.930% due 08/25/2003	10,200	10,186
Danske Corp.
1.220% due 07/02/2003	5,700	5,700
1.210% due 07/10/2003	3,400	3,399
1.220% due 07/10/2003	9,900	9,897
1.240% due 07/28/2003	2,700	2,697
1.210% due 08/20/2003	15,000	14,975
0.915% due 09/19/2003	1,900	1,896
Fannie Mae
1.230% due 07/01/2003	15,300	15,300
1.195% due 08/11/2003	33,800	33,754
1.165% due 08/13/2003	10,400	10,386
1.170% due 08/27/2003	20,000	19,963
1.080% due 09/30/2003	44,700	44,581
1.140% due 10/15/2003	75,000	74,768
1.110% due 12/11/2003	9,500	9,455
Federal Home Loan Bank
1.145% due 08/08/2003	50,000	49,940
1.170% due 08/29/2003	20,000	19,962
1.140% due 11/17/2003	30,000	29,879
Freddie Mac
1.160% due 07/10/2003	23,200	23,193
1.080% due 08/05/2003	26,800	26,772
1.170% due 08/28/2003	12,000	11,977
1.135% due 10/30/2003	10,500	10,463
General Electric Capital Corp.
1.200% due 07/11/2003	23,400	23,392
1.250% due 07/23/2003	2,900	2,898
1.200% due 08/21/2003	7,000	6,988
HBOS Treasury Services PLC
1.200% due 08/14/2003	20,000	19,971
1.195% due 08/27/2003	6,200	6,188
1.100% due 09/12/2003	15,000	14,968
Rabobank Nederland NV
1.310% due 07/01/2003	50,000	50,000
Royal Bank of Scotland PLC
1.245% due 07/03/2003	8,600	8,599
Shell Finance
0.970% due 08/19/2003	19,900	19,874
Svenska Handelsbank, Inc.
1.220% due 07/01/2003	8,800	8,800
1.250% due 07/07/2003	21,200	21,196
TotalFinaElf Capital S.A.
1.300% due 07/01/2003	21,000	21,000
UBS Finance, Inc.
1.210% due 07/08/2003	20,000	19,995
0.920% due 09/24/2003	11,700	11,671
Westpac Capital Corp.
1.190% due 08/07/2003	30,000	29,963
1.180% due 08/20/2003	7,900	7,887

		736,615

Repurchase Agreement 0.7%
State Street Bank
0.800% due 07/01/2003	13,282	13,282

(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 2.000% due 11/19/2004 valued at $13,548. Repurchase proceeds are $13,282.)

U.S. Treasury Bills 0.8%
1.043% due 08/07/2003-08/14/2003 (b)(c)	13,820	13,803

Total Short-Term Instruments (Cost $763,663)		763,700

Total Investments 114.8% (Cost $1,972,249)		$2,005,748
Written Options (d) (0.3%) (Premiums $4,073)		(4,397)
Other Assets and Liabilities (Net) (14.5%)		(254,285)

Net Assets 100.0%		$1,747,066

Notes to Schedule of Investments
    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $9,322 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	74	$52
Euribor Written Put Options Strike @ 97.500 (09/2003) - Short	107	53
Euribor Written Put Options Strike @ 96.500 (12/2003) - Short	89	77
Euribor Written Put Options Strike @ 97.375 (12/2003) - Short	71	56
Euribor Written Put Options Strike @ 97.500 (12/2003) - Short	143	104
Euribor Written Put Options Strike @ 95.500 (12/2003) - Long	411	(6)
Euribor March Futures (03/2004) - Long	25	19
Euribor September Futures (09/2003) - Long	73	100
Euribor September Futures (09/2005) - Long	100	(60)
Euribor December Futures (12/2004) - Long	12	2
Euro-Bobl 5 Year Note (09/2003) - Long	412	(75)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	25	(9)
Eurodollar June Futures (06/2004) - Long	17	28
U.S. Treasury 30 Year Bond (09/2003) - Long	504	(2,048)
Eurodollar March Futures (03/2004) - Long	188	325
Eurodollar September Futures (09/2004) - Long	35	68
Eurodollar December Futures (12/2004) - Long	73	135
U.S. Treasury 10 Year Note (09/2003) - Long	565	(670)

		$(1,849)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.970%* Exp. 10/04/2004	$6,400,000	$257	$787
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	1,700,000	69	14
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	1,700,000	69	210
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.970%** Exp. 10/04/2004	6,400,000	257	49
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 01/07/2005	3,900,000	95	361
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	3,900,000	132	20
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	6,700,000	62	119
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/15/2003	5,500,000	58	155
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 07/22/2003	9,800,000	88	138
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/16/2003	9,700,000	104	273
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 08/01/2003	5,200,000	49	79
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	4,000,000	57	3

See accompanying notes

9

Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	1,400,000	$24	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	1,400,000	10	25
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 08/01/2003	3,900,000	32	60
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	8,200,000	136	201
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	5,100,000	112	125
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	25,600,000	393	500
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	8,300,000	119	204

		$2,123	$3,324

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures
Strike @ 98.50 Exp. 03/15/2004	18	$9	$15
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	9	7	0
Put - CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	81	48	2
Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	200	108	1
Call - CBOT 5 Year September Futures
Strike @ 119.000 Exp. 08/23/2003	84	15	3
Call - TSE Japanese Yen 10 Year September Futures
Strike @ 145.000 Exp. 08/29/2003	4	8	1
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	23	13	34
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	80	46	29
Call - CBOT U.S. Treasury Note September Futures
Strike @ 122.000 Exp. 08/23/2003	86	25	9
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	321	106	20
Put - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	543	546	17
Put - CBOT U.S. Treasury Note September Futures
Strike @ 114.000 Exp. 08/23/2003	80	39	23
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	303	129	208
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	194	66	9
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	566	226	62
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	818	559	640

		$1,950	$1073

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(e)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/17/2005	BP	22,500	$65
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 03/15/2017		700	(6)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017		300	(2)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017		1,700	(7)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		900	29
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 03/15/2032		1,100	26
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	700	(38)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017		500	10
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		1,500	18
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017		4,000	77
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC

Exp. 03/15/2032		1,800	12

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 05/19/2004		$1,900	6

Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 06/20/2004		900	0

Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 06/20/2005		300	1

			$191

(f)	Principal amount of security is adjusted for inflation.

(g)	Principal amount denoted in indicated currency:

BP – British Pound

EC – Euro

MP – Mexican Peso

(h)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	3,003	07/2003	$14	$0	$14
Buy	MP	8,082	09/2003	68	0	68
Sell	MP	8,082	09/2003	0	(51)	(51)

				$82	$(51)	$31

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $2,978, which is 0.17% of net assets.

See accompanying notes

10

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency.  The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

11

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations.  Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.  The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.  The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts.  The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts.  The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions.  The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

12

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements.  The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions.  The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements.  The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

13

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.  Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.  PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.  PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%

Expenses.  The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses.  Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio	$1,291,505	$1,090,547	$209,250	$97,856

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio
Premium
Balance at 12/31/2002	$2,008
Sales	3,442
Closing Buys	(417)
Expirations	(960)
Exercised	0

Balance at 06/30/2003	$4,073

14

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Total Return Portfolio	$38,587	$(5,088)	$33,499

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	5,488	$56,936	1,882	$18,993
Administrative Class	51,939	538,861	93,895	946,200
Issued as reinvestment of distributions
Institutional Class	102	1,066	211	2,129
Administrative Class	1,760	18,310	3,662	37,015
Cost of shares redeemed
Institutional Class	(3,089)	(32,059)	(1,106)	(11,077)
Administrative Class	(8,269)	(85,613)	(17,705)	(178,833)

Net increase resulting from Portfolio share transactions	47,931	$497,501	80,839	$814,427

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio
Institutional Class	1	28
Administrative Class	5	70

15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH , CA 92660

800.927.4648

WWW. PIMCOADVISORS.COM

WWW. PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST

EMERGING MARKETS BOND PORTFOLIO

ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2003

	Fund Summary	Schedule of Investments
Emerging Markets Bond Portfolio (Administrative Class)	2	8

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Emerging Markets Bond Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

Since Inception**
Emerging Markets Bond Portfolio Administrative Class	42.25%
J.P. Morgan Emerging Markets Bond Index Global	—

**	Cumulative (All Portfolio returns are net of fees and expenses.)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/1/2002, the first full month following the Portfolio’s Administrative Class inception on 9/30/02, compared to the J.P. Morgan Emerging Markets Bond Index Global, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. Investing in emerging market securities imposes even greater risks including smaller capitalization of securities markets, which can experience illiquidity, price volatility, foreign restrictions, and repatriation of investment income and capital. The high recent performance of the Portfolio is due to various factors including, but not limited to improving credit fundamentals, higher oil prices and capital flows into the asset class. This level of performance is not guaranteed and should not be expected in the future.

PORTFOLIO INSIGHTS

•	The Emerging Markets Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Portfolio returned 21.95% for the six-month period ended June 30, 2003, outperforming the J.P. Morgan Emerging Markets Bond Index Global return of 17.33%.

•	A continuation of favorable investor responses to solid economic and financial performance led to significant debt repricing among countries affected by last year’s dislocation in global credit markets.

•	The Portfolio benefited significantly from an overweight position in Brazil where bonds returned over 40% year-to-date in response to sound policy management and improving economic and financial fundamentals.

•	Similarly, an overweight position in Ecuador boosted performance as the country benefited from continued cooperation with the IMF on fiscal policy and the high level of oil prices.

•	Our continued avoidance of countries with weak economic fundamentals, including Argentina and Venezuela, detracted from relative performance as these countries benefited from large inflows of capital into the asset class despite their poor underlying financial and economic situations.

2

Financial Highlights

Emerging Markets Bond Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +		09/30/2002-12/31/2002
Net asset value beginning of period	$11.48		$10.00
Net investment income (a)	0.39		0.18
Net realized/unrealized gain (loss) on investments (a)	2.10		1.48
Total income from investment operations	2.49		1.66
Dividends from net investment income	(0.39)		(0.18)
Distributions from net realized capital gains	0.00		0.00
Total distributions	(0.39)		(0.18)
Net asset value end of period	$13.58		$11.48
Total return	21.95%		16.65%
Net assets end of period (000s)	$44,704		$32,767
Ratio of expenses to average net assets	1.02	%*(b)	1.02	%*(b)(c)
Ratio of net investment income to average net assets	6.18	%*	6.58	%*
Portfolio turnover rate	228%		91%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.11%.

See accompanying notes

3

Statement of Assets and Liabilities

Emerging Markets Bond Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$59,042
Cash	19
Receivable for investments sold	16,138
Unrealized appreciation on forward foreign currency contracts	33
Receivable for Portfolio shares sold	130
Interest receivable	1,337
Unrealized appreciation on swap agreements	87

76,786

Liabilities:
Payable for investments purchased	$18,706
Unrealized depreciation on forward foreign currency contracts	3
Payable for financing transactions	13,286
Accrued investment advisory fee	16
Accrued administration fee	14
Accrued servicing fee	5
Recoupment payable to Manager	1
Other liabilities	51

32,082

Net Assets	$44,704

Net Assets Consist of:
Paid in capital	$35,315
Undistributed net investment income	918
Accumulated undistributed net realized gain	6,532
Net unrealized appreciation	1,939

$44,704

Net Assets:
Administrative Class	44,704
Shares Issued and Outstanding:
Administrative Class	3,292
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	13.58
Cost of Investments Owned	$57,179

See accompanying notes

4

Statement of Operations

Emerging Markets Bond Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$1,330
Miscellaneous income	24

Total Income	1,354

Expenses:
Investment advisory fees	84
Administration fees	75
Distribution and/or servicing fees - Administrative Class	28
Interest expense	3
Miscellaneous expense	1

Total Expenses	191

Net Investment Income	1,163

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,542
Net realized gain on foreign currency transactions	6
Net change in unrealized (depreciation) on investments	(413)
Net change in unrealized appreciation on futures contracts, written options, and swaps	45
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	30
Net Gain	6,210

Net Increase in Assets Resulting from Operations	$7,373

See accompanying notes

5

Statements of Changes in Net Assets

Emerging Markets Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$1,163	$474
Net realized gain	6,548	904
Net change in unrealized appreciation (depreciation)	(338)	2,277

Net increase resulting from operations	7,373	3,655

Distributions to Shareholders:
From net investment income
Administrative Class	(1,165)	(474)

Total Distributions	(1,165)	(474)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	12,840	30,695
Issued as reinvestment of distributions
Administrative Class	1,165	473
Cost of shares redeemed
Administrative Class	(8,276)	(1,582)

Net increase resulting from Portfolio share transactions	5,729	29,586

Total Increase in Net Assets	11,937	32,767

Net Assets:
Beginning of period	32,767	0
End of period*	$44,704	$32,767
*Including undistributed net investment income of:	$918	$920

See accompanying notes

6

Statement of Cash Flows

Emerging Markets Bond Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:

Financing Activities:
Sales of Portfolio shares	$12,755
Redemptions of Portfolio shares	(8,276)
Proceeds from financing transactions	6,271

Net increase from financing activities	10,750

Operating Activities:
Purchases of long-term securities and foreign currency	(74,611)
Proceeds from sales of long-term securities and foreign currency	66,094
Purchases of short-term securities (net)	(2,904)
Net investment income	1,163
Change in other receivables/payables (net)	(486)

Net (decrease) from operating activities	(10,744)

Net Increase in Cash	6

Cash:
Beginning of period	13
End of period	$19

See accompanying notes

7

Schedule of Investments

Emerging Markets Bond Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)
BRAZIL 24.4%
Republic of Brazil
2.125% due 04/15/2006 (a)		$2,338	$2,198
11.500% due 03/12/2008		410	431
2.187% due 04/15/2009 (a)		918	771
11.000% due 01/11/2012 (b)		810	808
2.187% due 04/15/2012 (a)		650	488
8.000% due 04/15/2014		2,180	1,915
3.062% due 04/15/2024 (a)		130	96
6.000% due 04/15/2024		150	122
8.875% due 04/15/2024		1,000	781
8.875% due 04/15/2024 (b)		400	310
11.000% due 08/17/2040 (b)		3,290	2,977

Total Brazil (Cost $10,856)			10,897

BULGARIA 0.6%
Republic of Bulgaria
2.687% due 07/28/2011 (a)		$178	168
2.687% due 07/28/2012 (a)		109	105

Total Bulgaria (Cost $265)			273

CHILE 2.0%
Republic of Chile
6.875% due 04/28/2009		$150	173
7.125% due 01/11/2012		435	507
5.500% due 01/15/2013		210	223

Total Chile (Cost $834)			903

COLOMBIA 8.9%
Republic of Colombia
7.625% due 02/15/2007		$250	268
10.750% due 01/15/2013		1,250	1,466
10.375% due 01/28/2033		1,960	2,259

Total Colombia (Cost $3,488)			3,993

ECUADOR 3.0%
Republic of Ecuador
12.000% due 11/15/2012		$100	80
6.000% due 08/15/2030 (a)		400	245
6.000% due 08/15/2030		1,710	1,026

Total Ecuador (Cost $936)			1,351

MALAYSIA 2.5%
Republic of Malaysia
7.500% due 07/15/2011 (b)		$930	1,134

Total Malaysia (Cost $1,122)			1,134

MEXICO 13.0%
United Mexican States
8.500% due 02/01/2006		$290	337
8.375% due 01/14/2011 (b)		180	216
7.500% due 01/14/2012		350	401
6.375% due 01/16/2013		1,300	1,381
6.625% due 03/03/2015		360	383
11.375% due 09/15/2016		250	364
8.125% due 12/30/2019		450	514
8.000% due 09/24/2022		1,030	1,156
8.300% due 08/15/2031 (b)		925	1,068

Total Mexico (Cost $5,493)			5,820

MOROCCO 0.7%
Kingdom of Morocco
2.562% due 01/05/2009		$300	$288

Total Morocco (Cost $270)			288

PANAMA 5.1%
Republic of Panama
8.250% due 04/22/2008		$75	83
9.625% due 02/08/2011		25	29
9.375% due 07/23/2012		845	982
2.250% due 07/17/2016 (a)		401	319
9.375% due 01/16/2023		680	760
8.875% due 09/30/2027		100	109

Total Panama (Cost $2,081)			2,282

PERU 5.6%
Republic of Peru
9.125% due 02/21/2012 (b)		$2,110	2,255
4.500% due 03/07/2017		300	233

Total Peru (Cost $2,394)			2,488

POLAND 0.6%
Republic of Poland
3.750% due 10/27/2024		$300	282

Total Poland (Cost $247)			282

RUSSIA 17.7%
Russian Federation
5.000% due 03/31/2030 (b)		$7,885	7,660
5.000% due 03/31/2030		250	243

Total Russia (Cost $7,914)			7,903

SOUTH AFRICA 2.2%
Republic of South Africa
7.375% due 04/25/2012		$380	437
5.250% due 05/16/2013	EC	500	555

Total South Africa (Cost $1,001)			992

SOUTH KOREA 1.5%
Republic of Korea
8.875% due 04/15/2008		$525	656

Total South Korea (Cost $631)			656

TUNISIA 2.6%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)		$980	1,144

Total Tunisia (Cost $1,073)			1,144

UKRAINE 0.9%
Republic of Ukraine
11.000% due 03/15/2007		$355	389

Total Ukraine (Cost $373)			389

UNITED STATES 1.1%
Pemex Project Funding Master Trust
7.375% due 12/15/2014		$150	$165
8.625% due 02/01/2022		300	344

Total United States (Cost $463)			509

SHORT-TERM INSTRUMENTS 39.7%
Commercial Paper 38.9%
Barclays U.S. Funding Corp.
1.200% due 08/27/2003		$1,200	1,198
CBA Finance, Inc.
1.220% due 08/01/2003		600	599
El Dupont
1.170% due 08/21/2003		1,200	1,198
Fannie Mae
1.200% due 07/16/2003		500	500
1.150% due 08/13/2003		2,500	2,496
1.180% due 08/25/2003		500	499
0.900% due 10/30/2003		1,300	1,296
Federal Home Loan Bank
1.175% due 07/02/2003		700	700
1.160% due 07/09/2003		1,000	1,000
Freddie Mac
1.200% due 08/01/2003		600	599
1.150% due 08/28/2003		1,600	1,597
General Electric Capital Corp.
1.200% due 08/21/2003		100	100
HBOS Treasury Services PLC
1.180% due 08/26/2003		1,200	1,198
Rabobank Nederland NV
1.310% due 07/01/2003		1,000	1,000
Royal Bank of Scotland PLC
1.255% due 07/02/2003		1,000	1,000
Shell Finance PLC
1.120% due 07/10/2003		800	800
TotalFinaElf Capital S.A.
1.300% due 07/01/2003		700	700
Westpac Trust Securities Ltd.
1.200% due 07/02/2003		500	500
1.200% due 07/10/2003		400	400

			17,380

Repurchase Agreement 0.8%
State Street Bank
0.800% due 07/01/2003		358	358
(Dated 06/30/2003. Collateralized by Fannie Mae 2.500% due 10/01/2004 valued at $369. Repurchase proceeds are $358.)

Total Short-Term Instruments (Cost $17,738)			17,738

Total Investments 132.1% (Cost $57,179)			$59,042
Other Assets and Liabilities (Net) (32.1%)			(14,338)

Net Assets 100.0%			$44,704

Notes to Schedule of Investments  (amounts in thousands):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

See accompanying notes

8

(c)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.375% due 09/15/2016.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 12/22/2005	$100	$1
Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.500% due 05/15/2026. Counterparty: Goldman Sachs & Co.
Exp. 01/29/2005	300	3
Receive a fixed rate equal to 2.840% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005. Counterparty: J.P. Morgan Chase & Co.
Exp. 01/04/2013	1,600	83

		$87

(d)	Principal amount denoted in indicated currency:

EC – Euro

MP – Mexican Peso

(e)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	496	07/2003	$2	$0	$2
Buy	MP	3,687	09/2003	30	0	30
Sell	MP	3,687	09/2003	1	(3)	(2)

				$33	$(3)	$30

See accompanying notes

9

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 2002.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency

10

exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index

11

underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.45%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.40%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the

12

Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to the class):

Administrative Class
Emerging Markets Bond Portfolio	1.00%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Emerging Markets Bond Portfolio	$3,443	$3,376	$80,950	$78,192

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Emerging Markets Bond Portfolio
Premium
Balance at 12/31/2002	$6
Sales	0
Closing Buys	(6)
Expirations	0
Exercised	0

Balance at 06/30/2003	$0

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Bond Portfolio	$2,217	$(354)	$1,863

13

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Emerging Markets Bond Portfolio
	Six Months Ended 06/30/2003		Period from 09/30/2002 to 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	1,014	$12,840	2,953	$30,695
Issued as reinvestment of distributions Administrative Class	91	1,165	42	473
Cost of shares redeemed Administrative Class	(668)	(8,276)	(140)	(1,582)

Net increase resulting from Portfolio share transactions	437	$5,729	2,855	$29,586

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Emerging Markets Bond Portfolio
Administrative Class	1	99

14

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
REAL RETURN PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Real Return Portfolio (Administrative Class)	2	8

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

Real Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Real Return Portfolio Administrative Class	17.07%	12.84%
Lehman Brothers Global Real: U.S. TIPS Index	15.39%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Lehman Brothers Global Real: U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging markets. Treasury Inflation Protection Securities (TIPS) are guaranteed by the U.S. government (for timely payment of principal and interest), however, shares of the Portfolio are not.

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

•	For the six months ended June 30, 2003, the Administrative Class shares of the Portfolio returned 6.80%, outperforming the 6.34% return of the Lehman Brothers Global Real: U.S. TIPS Index.

•	For the six month period, real yields decreased by 0.50%, compared to 0.37% for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.69% at June 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.57% on December 31, 2002. The 12-month CPI-U change for the period ending June 30, 2003, was 2.11%.

•	The effective duration of the Portfolio was 6.9 years on June 30, 2003, compared to a duration of 7.5 years for the benchmark.

•	The Portfolio’s duration was lower than the benchmark for most of the period, which was negative for performance as real yields dropped.

•	The Portfolio was overweight on the front end of the yield curve during the period, which benefited performance.

•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

2

Financial Highlights

Real Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000	09/30/1999-12/31/1999
Net asset value beginning of period	$11.90	$10.56		$10.34		$9.80	$10.00
Net investment income (a)	0.29	0.48		0.61		0.64	0.20
Net realized/unrealized gain (loss) on investments (a)	0.51	1.36		0.38		0.69	(0.20)
Total income from investment operations	0.80	1.84		0.99		1.33	0.00
Dividends from net investment income	(0.28)	(0.48)		(0.63)		(0.79)	(0.20)
Distributions from net realized capital gains	0.00	(0.02)		(0.14)		0.00	0.00
Total distributions	(0.28)	(0.50)		(0.77)		(0.79)	(0.20)
Net asset value end of period	$12.42	$11.90		$10.56		$10.34	$9.80
Total return	6.80%	17.77%		9.63%		14.11%	(0.03)%
Net assets end of period (000s)	$184,513	$90,724		$7,406		$448	$3,000
Ratio of expenses to average net assets	0.65%*	0.66	%(d)	0.66	%(c)(d)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	4.76%*	4.19%		5.63%		6.69%	7.72	%*
Portfolio turnover rate	169%	87%		58%		18%	23%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.92% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the year ended December 31, 2001.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.

See accompanying notes

3

Statement of Assets and Liabilities

Real Return Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$405,422
Cash	1,464
Receivable for investments sold	527
Receivable for Portfolio shares sold	36
Interest receivable	1,034

408,483

Liabilities:
Payable for investments purchased	$195,174
Payable for short sale	520
Written options outstanding	112
Accrued investment advisory fee	41
Accrued administration fee	41
Accrued servicing fee	19
Variation margin payable	38
Other liabilities	1,500

197,445

Net Assets	$211,038

Net Assets Consist of:
Paid in capital	$201,248
Undistributed net investment income	110
Accumulated undistributed net realized gain	10,536
Net unrealized (depreciation)	(856)

$211,038

Net Assets:
Institutional Class	$26,525
Administrative Class	184,513
Shares Issued and Outstanding:
Institutional Class	2,135
Administrative Class	14,854
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.42
Administrative Class	12.42
Cost of Investments Owned	$406,407

See accompanying notes

4

Statement of Operations

Real Return Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$3,906
Miscellaneous income	1

Total Income	3,907

Expenses:
Investment advisory fees	179
Administration fees	179
Distribution and/or servicing fees - Administrative Class	100
Trustees’ fees	1

Total Expenses	459

Net Investment Income	3,448

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,697
Net realized (loss) on futures contracts, written options, and swaps	(90)
Net change in unrealized (depreciation) on investments	(4,606)
Net change in unrealized appreciation on futures contracts, written options, and swaps	119
Net Gain	6,120

Net Increase in Assets Resulting from Operations	$9,568

See accompanying notes

5

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$3,448	$1,329
Net realized gain	10,607	231
Net change in unrealized appreciation (depreciation)	(4,487)	3,524

Net increase resulting from operations	9,568	5,084

Distributions to Shareholders:
From net investment income
Institutional Class	(271)	(1)
Administrative Class	(3,229)	(1,328)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(140)

Total Distributions	(3,500)	(1,469)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	25,391	0
Administrative Class	107,172	88,409
Issued as reinvestment of distributions
Institutional Class	271	1
Administrative Class	3,229	1,468
Cost of shares redeemed
Institutional Class	(17)	0
Administrative Class	(21,816)	(10,173)

Net increase resulting from Portfolio share transactions	114,230	79,705

Total Increase in Net Assets	120,298	83,320

Net Assets:
Beginning of period	90,740	7,420
End of period*	$211,038	$90,740
*Including undistributed net investment income of:	$110	$162

See accompanying notes

6

Statement of Cash Flows

Real Return Portfolio

For six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:

Financing Activities:
Sales of Portfolio shares	$132,834
Redemptions of Portfolio shares	(21,879)
Proceeds from financing transactions	(76,275)

Net increase from financing activities	34,680

Operating Activities:
Purchases of long-term securities and foreign currency	(195,488)
Proceeds from sales of long-term securities and foreign currency	270,940
Purchases of short-term securities (net)	(115,066)
Net investment income	3,448
Change in other receivables/payables (net)	2,949

Net (decrease) from operating activities	(33,217)

Net Increase in Cash	1,463

Cash:
Beginning of period	1
End of period	$1,464

See accompanying notes

7

Schedule of Investments

Real Return Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%
Banking & Finance 4.0%
CIT Group, Inc.
2.540% due 01/09/2004 (a)	$2,300	$2,312
Ford Motor Credit Co.
3.195% due 10/25/2004 (a)	200	201
1.769% due 07/18/2005 (a)	200	193
General Motors Acceptance Corp.
1.630% due 08/04/2003 (a)	200	200
2.049% due 01/20/2004 (a)	1,600	1,599
Phoenix Quake Ltd.
3.515% due 07/03/2008	2,000	1,998
Residential Reinsurance Ltd.
6.230% due 06/08/2006 (a)	1,000	1,001
Studio Re Ltd.
6.378% due 07/07/2006 (a)	750	752
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	103

		8,359

Industrials 0.4%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109
Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	549
8.625% due 02/01/2022	200	229

		887

Utilities 0.9%
British Telecom PLC
2.413% due 12/15/2003 (a)	300	301
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	115
Entergy Gulf States, Inc.
2.040% due 06/18/2007	1,500	1,500

		1,916

Total Corporate Bonds & Notes (Cost $11,092)		11,162

U.S. TREASURY OBLIGATIONS 99.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	2,897	3,182
3.625% due 01/15/2008	40,234	45,150
3.875% due 01/15/2009	21,267	24,364
4.250% due 01/15/2010	36,826	43,351
3.500% due 01/15/2011	3,691	4,194
3.375% due 01/15/2012	2,068	2,340
3.000% due 07/15/2012	25,842	28,487
3.625% due 04/15/2028	15,845	19,318
3.875% due 04/15/2029	30,709	39,188

Total U.S. Treasury Obligations (Cost $210,872)		209,574

MORTGAGE-BACKED SECURITIES 0.0%
Fannie Mae 0.0%
4.497% due 11/01/2024 (a)	26	26

Total Mortgage-Backed Securities (Cost $26)		26

ASSET-BACKED SECURITIES 0.9%
Bear Stearns Asset-Backed Securities, Inc.
1.470% due 07/25/2033 (g)	2,000	1,999

Total Asset-Backed Securities (Cost $2,000)		1,999

SOVEREIGN ISSUES 2.8%
Republic of Brazil
2.125% due 04/15/2006 (a)	192	180
2.187% due 04/15/2009 (a)	141	119
8.000% due 04/15/2014	616	541
11.000% due 08/17/2040	200	181
Republic of Colombia
10.000% due 01/23/2012	2,100	2,357
Republic of Italy
1.175% due 10/22/2003	1,800	1,794
United Mexican States
6.375% due 01/16/2013	700	744

Total Sovereign Issues (Cost $5,664)		5,916

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Note September Futures (CBOT)
Strike @ 132.000 Exp. 08/23/2003	7,000	1

Total Purchased Call Options (Cost $1)		1

PURCHASED PUT OPTIONS 0.0%
Treasury Inflated Protected Securities (OTC)
3.875% due 01/15/2009
Strike @ 99.000 Exp. 08/06/2003	10,000	0

Total Purchased Put Options (Cost $2)		0

SHORT-TERM INSTRUMENTS 83.8%
Commercial Paper 81.9%
ABN AMRO Mortgage Corp.
1.240% due 07/02/2003	5,000	5,000
Anz, Inc.
1.225% due 07/30/2003	5,200	5,195
Barclays U.S. Funding Corp.
0.920% due 09/22/2003	6,000	5,985
CBA Finance, Inc.
1.220% due 07/08/2003	3,700	3,699
1.220% due 08/01/2003	1,000	999
Danske Corp.
1.230% due 07/07/2003	7,500	7,498
1.240% due 07/28/2003	5,000	4,995
Fannie Mae
0.950% due 07/01/2003	15,000	15,000
1.130% due 09/03/2003	10,000	9,981
0.980% due 09/10/2003	10,000	9,979
0.900% due 09/17/2003	8,000	7,982
0.990% due 09/17/2003	12,000	11,973
0.980% due 09/24/2003	12,000	11,970
Federal Home Loan Bank
0.950% due 07/01/2003	15,000	15,000
1.205% due 07/16/2003	1,600	1,599
0.970% due 07/25/2003	8,900	8,894
1.165% due 08/01/2003	8,200	8,192
1.150% due 10/29/2003	8,300	8,271
Freddie Mac
1.170% due 07/10/2003	1,200	1,200
1.195% due 07/17/2003	800	800
General Electric Capital Corp.
1.250% due 07/23/2003	300	300
1.200% due 08/21/2003	300	299
HBOS Treasury Services PLC
0.960% due 08/01/2003	4,000	3,997
1.210% due 08/28/2003	1,500	1,497
Royal Bank of Scotland PLC
1.220% due 07/16/2003	3,000	2,998
1.230% due 08/06/2003	500	499
Svenska Handelsbank, Inc.
1.250% due 07/07/2003	5,000	4,999
UBS Finance, Inc.
0.930% due 09/18/2003	6,000	5,986
0.920% due 09/24/2003	200	200
Westpac Trust Securities Ltd.
1.200% due 07/02/2003	6,000	6,000
1.200% due 07/09/2003	1,900	1,900

		172,887

Repurchase Agreement 1.0%
State Street Bank
0.800% due 07/01/2003	2,068	2,068
(Dated 06/30/2003. Collateralized by Fannie Mae 1.910% due 04/29/2005 valued at $2,113. Repurchase proceeds are $2,068.)

U.S. Treasury Bills 0.9%
1.021% due 08/07/2003-08/14/2003 (b)(d)	1,790	1,789

Total Short-Term Instruments (Cost $176,750)		176,744

Total Investments 192.1% (Cost $406,407)		$405,422
Written Options (e) (0.1%) (Premiums $92)		(112)
Other Assets and Liabilities (Net) (92.0%)		(194,272)

Net Assets 100.0%		$211,038

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $689 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation
U.S. Treasury 10 Year Note (09/2003 ) - Short	100	$140

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	52	$46	$110
Call - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	55	46	2

		$92	$112

(f)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$500	$520	$527

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,999, which is 0.9% of net assets.

See accompanying notes

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell

10

when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Real Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses.

11

In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Real Return Portfolio	$371,007	$269,150	$15,820	$1,192

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Real Return Portfolio
Premium
Balance at 12/31/2002	$0
Sales	153
Closing Buys	0
Expirations	(61)
Exercised	0

Balance at 06/30/2003	$92

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Real Return Portfolio	$587	$(1,572)	$(985)

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Real Return Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,113	$25,391	0	$0
Administrative Class	8,760	107,172	7,686	88,409
Issued as reinvestment of distributions
Institutional Class	22	271	0	1
Administrative Class	265	3,229	128	1,468
Cost of shares redeemed
Institutional Class	(1)	(17)	0	0
Administrative Class	(1,796)	(21,816)	(890)	(10,173)

Net increase resulting from Portfolio share transactions	9,363	$114,230	6,924	$79,705

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Real Return Portfolio
Institutional Class	1	100
Administrative Class	5	62

12

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

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P I M C O PIMCO VARIABLE INSURANCE TRUST STOCKSPLUS GROWTH AND INCOME PORTFOLIO ADMINISTRATIVE CLASS SEMI-ANNUAL REPORT June 30, 2003

	Fund Summary	Schedule of Investments
StocksPLUS Growth and Income Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

1

StocksPLUS Growth and Income Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	5 Years*	Since Inception*
StocksPLUS Growth and Income Portfolio Administrative Class	3.22%	-0.69%	2.25%
S&P 500 Index	0.25%	-1.61%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio’s Administrative Class inception on 12/31/1997, compared to the S&P 500 Index, which is an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The StocksPLUS Growth & Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index delivered a total return of 11.76% in the first half of 2003, as the stock market rallied in association with fading concern about the war in Iraq and increasing investor confidence.

•	The Portfolio’s Administrative Class posted a total return of 13.32%, outperforming the S&P 500 Index by 1.56% in the first half of 2003.

•	A duration longer than the effective benchmark was positive for performance as short-term interest rates fell modestly due to Fed easing and continued economic uncertainty.

•	Mortgage-backed securities enhanced the Portfolio’s yield and credit quality, although the sector detracted from overall performance due to increased prepayment risk.

•	Corporate holdings provided high relative yields and generally positive price performance as credit risk premiums fell.

•	A small position in emerging market bonds boosted returns. This asset class continued to gain amid strong demand from investors drawn to relatively high yields and improving credit quality.

•	Short maturity Eurozone exposure was a slight positive for performance; yields on these maturities fell more than U.S. rates amid expectations of more easing by the European Central Bank.

2

Financial Highlights

StocksPLUS Growth and Income Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000		12/31/1999	12/31/1998
Net asset value beginning of period	$7.25	$9.35		$11.05		$13.56		$12.58	$10.00
Net investment income (a)	0.10	0.22		0.46		0.76		0.76	0.30
Net realized/unrealized gain (loss) on investments (a)	0.99	(2.10)		(1.74)		(1.98)		1.65	2.68
Total income (loss) from investment operations	1.09	(1.88)		(1.28)		(1.22)		2.41	2.98
Dividends from net investment income	(0.19)	(0.22)		(0.42)		(0.75)		(0.61)	(0.29)
Distributions from net realized capital gains	0.00	0.00		0.00		(0.54)		(0.82)	(0.11)
Total distributions	(0.19)	(0.22)		(0.42)		(1.29)		(1.43)	(0.40)
Net asset value end of period	$8.15	$7.25		$9.35		$11.05		$13.56	$12.58
Total return	13.32%	(20.22)%		(11.43)%		(9.50)%		19.85%	30.11%
Net assets end of period (000s)	$242,947	$218,993		$259,926		$272,751		$230,412	$58,264
Ratio of expenses to average net assets	0.65%*	0.65	%(e)	0.67	%(c)(d)	0.65	%(b)	0.65%	0.65%
Ratio of net investment income to average net assets	2.56%*	2.69%		4.60%		5.86%		5.69%	5.30%
Portfolio turnover rate	69%	192%		547%		350%		34%	61%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2000.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the year ended December 31, 2001.
(e)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2002.

See accompanying notes

3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$263,199
Cash	2
Foreign currency, at value	978
Receivable for investments sold	9,030
Unrealized appreciation on forward foreign currency contracts	4
Receivable for Portfolio shares sold	140
Interest receivable	707
Variation margin receivable	750
Swap premiums paid	3
Unrealized appreciation on swap agreements	161
Other assets	1

274,975

Liabilities:
Payable for investments purchased	$28,040
Written options outstanding	67
Payable for Portfolio shares redeemed	1,333
Accrued investment advisory fee	80
Accrued administration fee	20
Accrued servicing fee	31
Variation margin payable	742
Unrealized depreciation on swap agreements	5
Other liabilities	5

30,323

Net Assets	$244,652

Net Assets Consist of:
Paid in capital	$364,842
Undistributed net investment income	1,891
Accumulated undistributed net realized (loss)	(124,018)
Net unrealized appreciation	1,937

$244,652

Net Assets:
Institutional Class	$1,705
Administrative Class	242,947
Shares Issued and Outstanding:
Institutional Class	209
Administrative Class	29,825
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.17
Administrative Class	8.15
Cost of Investments Owned	$262,660
Cost of Foreign Currency Held	$985

See accompanying notes

4

Statement of Operations

StocksPLUS Growth and Income Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$2,980
Miscellaneous income	721

Total Income	3,701

Expenses:
Investment advisory fees	458
Administration fees	115
Distribution and/or servicing fees - Administrative Class	171
Trustees’ fees	2
Organization costs	1

Total Expenses	747

Net Investment Income	2,954

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	77
Net realized gain on futures contracts, written options, and swaps	24,438
Net realized (loss) on foreign currency transactions	(72)
Net change in unrealized appreciation on investments	974
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,412
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	82
Net Gain	26,911

Net Increase in Assets Resulting from Operations	$29,865

See accompanying notes

5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$2,954	$6,234
Net realized gain (loss)	24,443	(56,743)
Net change in unrealized appreciation (depreciation)	2,468	(3,568)

Net increase (decrease) resulting from operations	29,865	(54,077)

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(21)
Administrative Class	(1,889)	(6,408)

Total Distributions	(1,902)	(6,429)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	749	847
Administrative Class	42,498	121,856
Issued as reinvestment of distributions
Institutional Class	13	21
Administrative Class	1,889	6,408
Cost of shares redeemed
Institutional Class	(22)	(76)
Administrative Class	(48,217)	(108,884)

Net increase (decrease) resulting from Portfolio share transactions	(3,090)	20,172

Total Increase (Decrease) in Net Assets	24,873	(40,334)

Net Assets:
Beginning of period	219,779	260,113
End of period*	$244,652	$219,779
*Including undistributed net investment income of:	$1,891	$839

See accompanying notes

6

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.6%
Banking & Finance 3.6%
CIT Group, Inc.
5.625% due 05/17/2004	$700	$723
General Motors Acceptance Corp.
3.280% due 03/04/2005 (a)	900	902
Goldman Sachs Group, Inc.
7.009% due 02/10/2004 (a)	0	0
Household Finance Corp.
4.625% due 01/15/2008	1,000	1,068
National Rural Utilities Cooperative Finance Corp.
2.320% due 04/26/2004 (a)	2,100	2,114
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)	3,900	3,948

		8,755

Industrials 4.7%
Coastal Corp.
6.200% due 05/15/2004	3,000	2,985
Enron Corp.
8.000% due 08/15/2005 (b)	1,700	485
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	3,600	3,552
Park Place Entertainment Corp.
7.950% due 08/01/2003	1,430	1,435
Walt Disney Co.
3.900% due 09/15/2003	1,200	1,206
Waste Management, Inc.
7.000% due 10/01/2004	300	318
Weyerhaeuser Co.
2.243% due 09/15/2003 (a)	1,700	1,700

		11,681

Utilities 2.3%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	2,500	2,500
Niagara Mohawk Power Co.
7.375% due 07/01/2003	529	529
Sprint Capital Corp.
5.700% due 11/15/2003	2,100	2,108
7.900% due 03/15/2005	400	434

		5,571

Total Corporate Bonds & Notes (Cost $26,909)		26,007

MUNICIPAL BONDS & NOTES 0.4%
California 0.4%
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,100	1,074

Total Municipal Bonds & Notes (Cost $1,095)		1,074

U.S. TREASURY OBLIGATIONS 6.2%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008 (c)	12,857	14,428
3.875% due 01/15/2009	112	128
3.500% due 01/15/2011	422	480

Total U.S. Treasury Obligations (Cost $13,799)		15,036

MORTGAGE-BACKED SECURITIES 26.0%
Collateralized Mortgage Obligations 12.4%
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	281	283
6.003% due 06/25/2032 (a)	771	788
5.367% due 01/25/2033 (a)	1,842	1,879
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	683	698
CS First Boston Mortgage Securities Corp.
1.435% due 02/25/2032 (a)	784	787
1.266% due 03/25/2032 (a)	1,009	997
1.330% due 03/25/2032 (a)	2,290	2,248
5.726% due 05/25/2032 (a)	1,249	1,286
5.917% due 06/25/2032 (a)	325	332
6.181% due 06/25/2032 (a)	806	830
4.370% due 12/19/2039 (a)	448	450
DLJ Mortgage Acceptance Corp.
1.535% due 06/25/2026 (a)	249	249
Fannie Mae
8.000% due 05/01/2030	81	87
8.000% due 06/01/2030	77	83
Federal Home Loan Bank
6.000% due 08/15/2026	955	965
Freddie Mac
5.500% due 11/15/2015	586	599
5.750% due 12/15/2016	232	232
5.250% due 04/15/2026	716	722
6.000% due 01/15/2029	1,120	1,132
GE Capital Mortgage Services, Inc.
6.500% due 12/25/2023	46	46
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	901	910
Housing Securities, Inc.
2.036% due 07/25/2032 (a)(j)	218	218
Master Asset Securitization Trust
5.375% due 10/25/2032	460	470
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1,408	1,405
PNC Mortgage Securities Corp.
7.375% due 05/25/2040 (a)	61	60
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)(j)	36	36
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,853	1,874
Salomon Brothers Mortgage Securities VII, Inc.
5.596% due 12/25/2030 (a)	913	922
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	168	168
Structured Asset Securities Corp.
1.335% due 10/25/2027 (a)	889	874
6.500% due 10/25/2031 (a)	2,088	2,169
Washington Mutual Loan Trust
6.019% due 10/19/2039 (a)	1,229	1,231
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	430	441
6.010% due 04/25/2031 (a)	280	283
5.458% due 02/25/2033 (a)	4,319	4,449

		30,203

Fannie Mae 5.6%
5.000% due 07/17/2018	2,000	2,066
5.371% due 04/01/2033 (a)	1,067	1,095
6.000% due 04/01/2013-08/13/2033 (d)	10,006	10,422
6.500% due 09/01/2005	54	55
8.000% due 09/01/2031	136	146

		13,784

Freddie Mac 2.5%
6.000% due 07/01/2016-08/13/2033 (d)	5,150	5,339
6.500% due 08/01/2032	823	857

		6,196

Government National Mortgage Association 5.5%
4.375% due 02/20/2027 (a)	559	577
4.500% due 05/20/2028 (a)	1,106	1,129
5.000% due 11/20/2029 (a)	720	748
5.375% due 04/20/2024-04/20/2027 (a)(d)	2,516	2,608
5.750% due 08/20/2024 (a)	63	64
6.000% due 08/20/2033	6,000	6,279
7.500% due 07/15/2030-12/15/2030 (d)	72	76
8.000% due 04/15/2027-02/15/2031 (d)	1,833	1,980
8.500% due 04/20/2030	29	31

		13,492

Total Mortgage-Backed Securities (Cost $63,446)		63,675

ASSET-BACKED SECURITIES 3.5%
Ameriquest Mortgage Securities, Inc.
1.345% due 05/25/2032 (a)	$543	$544
Countrywide Asset-Backed Certificates
1.295% due 05/25/2032 (a)	3,363	3,359
Green Tree Recreational, Equipment, & Consumer Trust
6.550% due 07/15/2028	79	79
Home Equity Mortgage Trust
1.365% due 11/25/2032 (a)	1,626	1,628
North Carolina State Education Authority
1.440% due 06/01/2009 (a)	2,819	2,818
Option One Mortgage Loan Trust
1.365% due 04/25/2030 (a)	207	206

Total Asset-Backed Securities (Cost $8,638)		8,634

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	1,056	993
2.187% due 04/15/2009 (a)	141	118

Total Sovereign Issues (Cost $1,109)		1,111

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (OTC)
Strike @ 94.000 Exp. 12/15/2003	106,000	0
PNC Mortgage Securities Corp. (OTC)
2.243% due 01/00/1900
Strike @ 100.000 Exp. 04/01/2005	1,300	0
S&P 500 Index September Futures (OTC)
Strike @ 550.000 Exp. 09/19/2003	56	6

Total Purchased Put Options (Cost $8)		6

SHORT-TERM INSTRUMENTS 60.4%
Commercial Paper 53.4%
ABN AMRO North America
1.200% due 07/07/2003	800	800
ABN AMRO North America Finance
1.040% due 07/16/2003	6,000	5,997
Anz (Delaware), Inc.
1.235% due 07/09/2003	4,800	4,799
1.225% due 07/30/2003	2,000	1,998
Barclays U.S. Funding Corp.
1.200% due 08/27/2003	1,900	1,896
CBA Finance, Inc.
1.220% due 07/08/2003	3,800	3,799
Fannie Mae
1.170% due 07/02/2003	1,500	1,500
1.165% due 07/23/2003	900	899
1.195% due 08/11/2003	5,800	5,792
1.150% due 08/13/2003	2,000	1,997
1.180% due 08/25/2003	7,100	7,087
1.080% due 09/30/2003	3,500	3,491
Federal Home Loan Bank
1.180% due 07/11/2003	2,000	1,999
1.200% due 07/16/2003	5,800	5,797
1.165% due 08/01/2003	12,000	11,988
Freddie Mac
1.155% due 07/03/2003	13,000	12,999
1.195% due 07/17/2003	5,100	5,097
1.185% due 09/03/2003	2,300	2,296
General Electric Capital Corp.
1.030% due 07/23/2003	2,000	1,999
1.050% due 08/11/2003	4,100	4,095

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
1.250% due 07/16/2003	$1,100	$1,100
1.240% due 07/24/2003	2,000	1,999
1.120% due 08/28/2003	2,400	2,395
1.000% due 09/15/2003	600	599
Lloyds Bank PLC
0.980% due 09/09/2003	1,900	1,896
Rabobank Nederland NV
1.310% due 07/01/2003	7,000	7,000
Royal Bank of Scotland PLC
1.220% due 07/16/2003	6,200	6,197
1.230% due 08/06/2003	4,800	4,794
Shell Finance
1.120% due 07/10/2003	6,800	6,798
Svenska Handelsbank, Inc.
1.220% due 07/01/2003	3,000	3,000
TotalFinaElf Capital S.A.
1.300% due 07/01/2003	5,600	5,600
Westpac Trust Securities Ltd.
1.200% due 08/27/2003	3,000	2,994

		130,697

Repurchase Agreement 2.4%
State Street Bank
0.800% due 07/01/2003	5,766	5,766
(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 3.125% due 10/01/2003 valued at $5,886. Repurchase proceeds are $5,766.)

U.S. Treasury Bills 4.6%
1.091% due 08/07/2003-08/14/2003 (c)(d)	11,205	11,193

Total Short-Term Instruments (Cost $147,656)		147,656

Total Investments 107.6% (Cost $262,660)		$263,199
Written Options (g) (0.0%) (Premiums $108)		(67)
Other Assets and Liabilities (Net) (7.6%)		(18,480)

Net Assets 100.0%		$244,652

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $22,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchased Put Options Strike @ 96.375 (06/2004) - Long	106	$0
Euribor Written Put Options Strike @ 97.500 (09/2003) - Short	147	83
Euribor Purchased Put Options Strike @ 96.250 (12/2003) - Long	60	(1)
Euribor Purchased Put Options Strike @ 93.000 (12/2004) - Long	55	(1)
United Kingdom Purchase Put Options Strike @ 93.750 (06/2004) - Long	6	0
Euribor March Futures (03/2004) - Long	3	2
Euribor September Futures (09/2003) - Long	11	17
Euribor September Futures (09/2005) - Long	53	(33)
Euribor December Futures (12/2004) - Long	7	1
United Kingdom 90 Day LIBOR Futures (03/2004) - Long	3	(1)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	3	(1)
S & P 500 Index (09/2003) - Long	1,003	1,099
Eurodollar March Futures (03/2004) - Long	14	27
Eurodollar March Futures (03/2005) - Long	1	2
Eurodollar September Futures (09/2004) - Long	1	2
Eurodollar December Futures (12/2004) - Long	5	9

		$1,205

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	1,400	$(5)
Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.
Exp. 05/19/2004		$400	$2
Receive a fixed rate equal to 5.000% and the Portfolio will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 05/28/2004		5,000	159
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700%

Counterparty: J.P. Morgan Chase & Co.
Exp. 04/30/2004		4,734	0

			$156

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	$3,000	$31	$53
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	3,000	39	3

		$70	$56

Type	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	86	$38	$11

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(h)	Principal amount denoted in indicated currency:

EC – Euro

(i)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	751	07/2003	$4	$0	$4

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $254, which is 0.10% of net assets.

See accompanying notes

8

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects

9

of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default

10

swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the

11

Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
StocksPLUS Growth and Income Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
StocksPLUS Growth and Income Portfolio	$63,507	$57,262	$19,329	$38,800

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

StocksPLUS Growth and Income Portfolio
Premium
Balance at 12/31/2002	$74
Sales	228
Closing Buys	0
Expirations	(194)
Exercised	0

Balance at 06/30/2003	$108

6.    Federal Income Tax Matters

12

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
StocksPLUS Growth and Income Portfolio	$2,031	$(1,492)	$539

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Growth and Income Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	102	$749	95	$847
Administrative Class	5,773	42,498	15,080	121,856
Issued as reinvestment of distributions
Institutional Class	2	13	3	21
Administrative Class	248	1,889	823	6,408
Cost of shares redeemed
Institutional Class	(3)	(22)	(10)	(76)
Administrative Class	(6,400)	(48,217)	(13,486)	(108,884)

Net increase (decrease) resulting from Portfolio share transactions	(278)	$(3,090)	2,505	$20,172

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
StocksPLUS Growth and Income Portfolio
Institutional Class	1	100
Administrative Class	3	91

13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
ALL ASSET PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

Schedule of Investments
All Asset Portfolio (Administrative Class)	6

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

The All Asset Portfolio seeks to achieve its investment objective by investing under normal circumstances its assets in Institutional Class shares of the PIMCO Funds: Pacific Investment Management Series, an affiliated open-end investment company, except the All Asset and Strategic Balanced Funds (“Underlying PIMS Funds”). The Portfolio is a “fund of funds”, which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The Portfolio’s Administrative Class returned 4.64% since its inception on April 30, 2003. The Portfolio’s benchmark is the Lehman Global U.S. TIPS 1-10 Index. All Portfolio returns are net of fees and expenses. Past performance is no guarantee of future results.

On the following pages you will find the Portfolio’s financial statements for the period.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Financial Highlights

All Asset Portfolio (Administrative Class)

Selected Per Share Data for the Period Ended:	04/30/2003 - 06/30/2003 +
Net asset value beginning of period	$10.00
Net investment income (a)	0.08
Net realized/unrealized gain on investments (a)	0.39
Total income from investment operations	0.47
Dividends from net investment income	(0.06)
Distributions from net realized capital gains	0.00
Total distributions	(0.06)
Net asset value end of period	$10.41
Total return	4.64%
Net assets end of period (000s)	$559
Ratio of net expenses to average net assets	0.60	%*(b)
Ratio of net investment income to average net assets	4.50	%*
Portfolio turnover rate	28%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding Underlying PIMS Funds’ expenses in which the Portfolio invests.

2	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Assets and Liabilities

All Asset Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$559
Dividends receivable	1

560

Liabilities:
Payable for investments purchased	$1

1

Net Assets	$559

Net Assets Consist of:
Paid in capital	$538
Undistributed net investment income	2
Accumulated undistributed net realized gain	3
Net unrealized appreciation	16

$559

Net Assets:
Administrative Class	559
Shares Issued and Outstanding:
Administrative Class	54
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	10.41
Cost of Investments Owned	$543

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Operations

All Asset Portfolio

For the period ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Dividends	$6

Expenses:
Investment advisory, administration and distribution fees	1

Net Investment Income	5

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3
Net change in unrealized appreciation on investments	16
Net Gain	19

Net Increase in Assets Resulting from Operations	$24

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statements of Changes in Net Assets

All Asset Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Period from April 30, 2003 to June 30, 2003
(Unaudited)
Operations:
Net investment income	$5
Net realized gain	3
Net change in unrealized appreciation	16

Net increase resulting from operations	24

Distributions to Shareholders:
From net investment income
Administrative Class	(3)

Total Distributions	(3)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	586
Issued as reinvestment of distributions
Administrative Class	3
Cost of shares redeemed
Administrative Class	(51)

Net increase resulting from Portfolio share transactions	538

Total Increase in Net Assets	559

Net Assets:
Beginning of period	0
End of period*	$559
*Including undistributed net investment income of:	$2

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Schedule of Investments

All Asset Portfolio

June 30, 2003 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (a) 100.0%
CommodityRealReturn Strategy	620	$8
Emerging Markets Bond	3,350	37
European Convertible	1,069	12
Global	138	1
GNMA	3,788	42
High Yield	2,673	25
Low Duration	206	2
Real Return	14,101	164
Real Return Asset	15,942	185
StocksPLUS	2,324	21
StocksPLUS Total Return	5,787	62

Total Investments 100.0% (Cost $543)		$559
Other Assets and Liabilities (Net) 0.0%		0

Net Assets 100.0%		$559

Notes to Schedule of Investments:

(a)	Institutional Class of each PIMCO Fund.

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 2003.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statement of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment

6.30.03 | Semi-Annual Report	7

advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.20%.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses (the expenses associated with investing in a “fund of funds”) attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in a future period, not to exceed three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class) excluding the Underlying Funds’ expenses in which the Portfolio invests:

Administrative Class
All Asset Portfolio	0.60%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Risk Factors of the Portfolio

Investing in the Underlying Funds through the All Asset Portfolio involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps; caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities, instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participation in, or debt instruments backed by, the securities owned by such issuers. The Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivatives securities including future contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

8	Semi-Annual Report | 6.30.03

The officers and directors of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolio and the Underlying Funds.

5.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Portfolio	$16	$0	$16

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Portfolio
	Period from 04/30/2003 to 06/30/2003
	Shares	Amount
Receipts for shares sold
Administrative Class	59	$586
Issued as reinvestment of distributions Administrative Class	0	3
Cost of shares redeemed Administrative Class	(5)	(51)

Net increase resulting from Portfolio share transactions	54	$538

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
All Asset Portfolio	2	99

6.30.03 | Semi-Annual Report	9

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
FOREIGN BOND PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Foreign Bond Portfolio (Institutional Class)	2	8

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Foreign Bond Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Foreign Bond Portfolio Institutional Class	8.52%	8.03%
J.P. Morgan Non-U.S. Index (Hedged)	7.77%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Portfolio returned 3.38% for the six-month period ended June 30, 2003, outperforming the 2.65% return of the J.P. Morgan Non-U.S. Index (Hedged) for the same period.

•	Above-Index duration on an ex-Japan basis was positive for performance as interest rates declined worldwide.

•	An overweight in short and intermediate maturity Euroland bonds versus the U.S., was a positive as Euroland yields fell on weak growth, falling inflation and two rate cuts by the European Central Bank.

•	A long position in the euro versus the U.S. dollar was strongly positive for returns, as the burgeoning U.S. deficit and outflow of U.S. investment weakened the dollar relative to most major currencies.

•	An underweight to Japanese government bonds was a strong positive. JGBs ended the second quarter with a sell-off that took 10-year yields from historic lows to multi-year highs.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Foreign Bond Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002	12/31/2001	04/10/2000-12/31/2000
Net asset value beginning of period	$10.07	$9.69	$9.40	$9.48
Net investment income (a)	0.14	0.41	0.44	0.39
Net realized/unrealized gain on investments (a)	0.21	0.38	0.28	0.18
Total income from investment operations	0.35	0.79	0.72	0.57
Dividends from net investment income	(0.15)	(0.37)	(0.43)	(0.39)
Distributions from net realized capital gains	0.00	(0.04)	0.00	(0.26)
Total distributions	(0.15)	(0.41)	(0.43)	(0.65)
Net asset value end of period	$10.27	$10.07	$9.69	$9.40
Total return	3.45%	8.36%	7.75%	6.18%
Net assets end of period (000s)	$12	$12	$935	$5,185
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.74%*
Ratio of net investment income to average net assets	2.81%*	4.24%	4.56%	5.58%*
Portfolio turnover rate	223%	321%	285%	306%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Foreign Bond Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$44,732
Foreign currency, at value	239
Receivable for investments sold	9,642
Unrealized appreciation on forward foreign currency contracts	131
Receivable for Portfolio shares sold	69
Interest receivable	486
Variation margin receivable	10
Swap premiums paid	35
Unrealized appreciation on forward volatility options	6
Unrealized appreciation on swap agreements	81

55,431

Liabilities:
Payable for investments purchased	$18,399
Unrealized depreciation on forward foreign currency contracts	2
Payable for financing transactions	1,020
Payable for short sale	4,830
Written options outstanding	36
Accrued investment advisory fee	6
Accrued administration fee	12
Accrued servicing fee	3
Variation margin payable	3
Swap premiums received	69
Unrealized depreciation on swap agreements	176
Other liabilities	18

24,574

Net Assets	$30,857

Net Assets Consist of:
Paid in capital	$29,871
Undistributed (overdistributed) net investment income	(504)
Accumulated undistributed net realized (loss)	(600)
Net unrealized appreciation	2,090

$30,857

Net Assets:
Institutional Class	$12
Administrative Class	30,845
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	3,004
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.27
Administrative Class	10.27
Cost of Investments Owned	$42,886
Cost of Foreign Currency Held	$240

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Foreign Bond Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$398
Dividends, net of foreign taxes	2
Miscellaneous income	6

Total Income	406

Expenses:
Investment advisory fees	28
Administration fees	56
Distribution and/or servicing fees - Administrative Class	17
Interest expense	3

Total Expenses	104

Net Investment Income	302

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	451
Net realized gain on futures contracts, written options, and swaps	198
Net realized (loss) on foreign currency transactions	(779)
Net change in unrealized (depreciation) on investments	(270)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(115)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	838
Net Gain	323

Net Increase in Assets Resulting from Operations	$625

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Foreign Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$302	$361
Net realized loss	(130)	(1,323)
Net change in unrealized appreciation	453	1,842

Net increase resulting from operations	625	880

Distributions to Shareholders:
From net investment income
Institutional Class	0	(2)
Administrative Class	(310)	(353)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(61)
Tax basis return of capital
Institutional Class	0	0
Administrative Class	0	(4)

Total Distributions	(310)	(420)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	16,300	19,462
Issued as reinvestment of distributions
Institutional Class	0	3
Administrative Class	310	417
Cost of shares redeemed
Institutional Class	0	(930)
Administrative Class	(2,856)	(8,415)

Net increase resulting from Portfolio share transactions	13,754	10,537

Total Increase in Net Assets	14,069	10,997

Net Assets:
Beginning of period	16,788	5,791
End of period*	$30,857	$16,788
*Including (overdistributed) net investment income of:	$(504)	$(497)

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Cash Flows

Foreign Bond Portfolio

For six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities:
Sales of Portfolio shares	$16,272
Redemptions of Portfolio shares	(2,895)
Proceeds from financing transactions	(9,175)

Net increase from financing activities	4,202

Operating Activities:
Purchases of long-term securities and foreign currency	(60,000)
Proceeds from sales of long-term securities and foreign currency	59,727
Purchases of short-term securities (net)	(3,281)
Net investment income	302
Change in other receivables/payables (net)	(1,046)

Net (decrease) from operating activities	(4,298)

Net (Decrease) in Cash and Foreign Currency	(96)

Cash and Foreign Currency:
Beginning of period	335
End of period	$239

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

Schedule of Investments

Foreign Bond Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)
AUSTRALIA 0.4%
Crusade Global Trust
1.620% due 05/15/2021 (a)		$31	$31
Medallion Trust
1.510% due 07/12/2031 (a)		39	39
National Australia Bank Ltd.
1.915% due 05/19/2010 (a)		50	50

Total Australia (Cost $120)			120

AUSTRIA (i)(j) 1.6%
Republic of Austria
5.250% due 01/04/2011	EC	300	383
3.800% due 10/20/2013		100	114

Total Austria (Cost $450)			497

BRAZIL 0.1%
Republic of Brazil
2.125% due 04/15/2006 (a)		$48	45

Total Brazil (Cost $46)			45

CANADA (i)(j) 2.9%
Commonwealth of Canada
5.500% due 06/01/2009	C$	200	159
5.500% due 06/01/2010		300	238
6.000% due 06/01/2011		600	490

Total Canada (Cost $771)			887

DENMARK (i)(j) 0.3%
Nykredit
6.000% due 10/01/2029	DK	680	108

Total Denmark (Cost $74)			108

FRANCE (i)(j) 2.3%
France Telecom S.A.
1.010% due 07/16/2003 (a)	JY	10,000	83
Republic of France
6.000% due 04/25/2004	EC	310	367
4.000% due 04/25/2009		80	96
4.000% due 10/25/2009		30	36
5.500% due 04/25/2010		110	142

Total France (Cost $546)			724

GERMANY (i)(j) 22.9%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	100	118
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	38
Republic of Germany
6.500% due 10/14/2005		2,200	2,761
5.000% due 02/17/2006		300	368
6.250% due 04/26/2006 (b)		600	760
5.250% due 01/04/2008		210	265
4.500% due 07/04/2009 (b)		400	491
5.375% due 01/04/2010 (b)		400	513
5.250% due 07/04/2010 (b)		300	383
5.250% due 01/04/2011		100	128
5.000% due 01/04/2012		100	126
4.500% due 01/04/2013		80	97
5.000% due 07/04/2027 (b)		590	854
4.750% due 07/04/2028		30	35
5.500% due 01/04/2031		100	129

Total Germany (Cost $6,066)			7,066

ITALY (i)(j) 19.3%
First Italian Auto Transaction
2.809% due 07/12/2008 (a)	EC	70	$80
Republic of Italy
2.125% due 02/01/2006 (b)		400	541
3.500% due 01/15/2008 (b)		3,700	4,354
4.500% due 05/01/2009 (b)		360	441
4.250% due 11/01/2009 (b)		60	73
5.500% due 11/01/2010 (b)		110	142
Seashell Securities PLC
2.852% due 10/25/2028 (a)		200	230
Telecom Italia SpA
5.625% due 02/01/2007		70	86

Total Italy (Cost $5,957)			5,947

JAPAN (i)(j) 11.4%
Government of Japan
1.900% due 12/20/2010 (b)	JY	48,000	437
1.500% due 12/20/2011		107,000	948
1.300% due 09/20/2012		40,000	348
2.600% due 03/20/2019 (b)		50,000	512
1.900% due 09/20/2022 (b)		3,000	28
Japan Finance Corp. for Municipal Enterprises
1.550% due 02/21/2012		130,000	1,152
Japan Financial Corp.
5.875% due 03/14/2011		$80	90

Total Japan (Cost $3,575)			3,515

MEXICO 0.9%
Bancomext Trust
8.000% due 08/05/2003		$10	10
Petroleos Mexicanos
8.850% due 09/15/2007		20	24
9.375% due 12/02/2008		30	37
United Mexican States
6.375% due 01/16/2013		200	212

Total Mexico (Cost $255)			283

NETHERLANDS (i)(j) 0.8%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	200	250

Total Netherlands (Cost $195)			250

NEW ZEALAND (i)(j) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	86	65

Total New Zealand (Cost $48)			65

PANAMA 0.1%
Republic of Panama
9.375% due 01/16/2023		$40	45

Total Panama (Cost $40)			45

PERU 0.2%
Republic of Peru
9.125% due 02/21/2012		$30	32
5.000% due 03/07/2017 (a)		38	33

Total Peru (Cost $57)			65

SPAIN (i)(j) 5.5%
Kingdom of Spain
4.950% due 07/30/2005	EC	30	$36
5.150% due 07/30/2009		1,210	1,535
4.000% due 01/31/2010		100	119

Total Spain (Cost $1,629)			1,690

SUPRANATIONAL (i)(j) 0.2%
Eurofima
4.750% due 07/07/2004	SK	600	76

Total Supranational (Cost $69)			76

SWEDEN (i)(j) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	400	53

Total Sweden (Cost $40)			53

UNITED KINGDOM (i)(j) 13.6%
British Telecom PLC
2.413% due 12/15/2003 (a)		$50	50
Haus Ltd.
2.458% due 12/14/2037 (a)	EC	85	98
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (a)		40	49
1.437% due 11/29/2049 (a)		$100	79
Residential Mortgage Securities
1.651% due 05/12/2032 (a)		22	22
United Kingdom Gilt
7.250% due 12/07/2007 (b)	BP	1,150	2,166
5.000% due 03/07/2008		1,000	1,735

Total United Kingdom (Cost $4,108)			4,199

UNITED STATES (i)(j) 42.5%
Asset-Backed Securities 1.8%
Ameriquest Mortgage Securities, Inc.
1.500% due 06/15/2030 (a)		$9	9
Amortizing Residential Collateral Trust
1.385% due 10/25/2031 (a)		48	48
AMRESCO Residential Securities Corp.
Mortgage Loan Trust
1.505% due 06/25/2029 (a)		9	9
Credit-Based Asset Servicing and Securities
1.355% due 06/25/2032 (a)		71	71
CS First Boston Mortgage Securities Corp.
1.440% due 12/15/2030 (a)		12	12
First Alliance Mortgage Loan Trust
1.333% due 12/20/2027 (a)		10	10
Household Mortgage Loan Trust
1.403% due 05/20/2032 (a)		63	63
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (a)		3	3
MLCC Mortgage Investors, Inc.
1.560% due 03/15/2025 (a)		45	45
Morgan Stanley Dean Witter Capital I
1.405% due 07/25/2030 (a)		51	51
1.365% due 07/25/2032 (a)		72	72
Novastar Home Equity Loan
1.310% due 04/25/2028 (a)		18	18
1.315% due 01/25/2031 (a)		26	26
Providian Home Equity Loan Trust
1.325% due 06/25/2025 (a)		16	16
Residential Asset Securities Corp.
1.285% due 07/25/2032 (a)		120	120

			573

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

	Principal Amount (000s)		Value (000s)
Corporate Bonds & Notes 2.9%
AOL Time Warner, Inc.
5.625% due 05/01/2005		$00	$106
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	100	115
CIT Group, Inc.
5.625% due 05/17/2004		$60	62
Comcast Corp.
7.050% due 03/15/2033		100	111
DaimlerChrysler North America Holding Corp.
6.400% due 05/15/2006		60	66
Entergy Gulf States, Inc.
1.960% due 06/18/2007 (a)		100	100
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	1,000	8
General Motors Acceptance Corp.
6.875% due 09/09/2004	BP	75	126
J.P. Morgan Chase & Co.
5.385% due 02/15/2012 (a)		$10	11
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	99
Pemex Project Funding Master Trust
8.625% due 02/01/2022		20	23
Pfizer, Inc.
0.800% due 03/18/2008	JY	6,000	51
Sprint Capital Corp.
5.875% due 05/01/2004		$10	10

			888

Mortgage-Backed Securities 20.3%
Bear Stearns Adjustable Rate Mortgage Trust
6.863% due 02/25/2031 (a)		7	7
6.158% due 01/25/2032 (a)		15	15
5.700% due 03/25/2032 (a)		35	35
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)		15	15
CS First Boston Mortgage Securities Corp.
1.375% due 07/25/2032 (a)		38	38
1.886% due 08/25/2033 (a)		93	92
Fannie Mae
1.385% due 01/25/2016 (a)		52	52
5.500% due 11/01/2016		590	614
5.500% due 12/01/2017		140	145
5.500% due 02/01/2018		300	312
5.500% due 03/01/2018		1,170	1,216
5.390% due 04/01/2033 (a)		89	91
5.000% due 12/31/2099		1,000	1,019
6.000% due 12/31/2099		1,300	1,350
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		13	13
Freddie Mac
5.000% due 09/15/2016		84	87
4.867% due 02/01/2029 (a)		80	83
4.500% due 08/15/2031		98	99
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		100	115
Government National Mortgage Association
5.375% due 04/20/2028 (a)		9	9
5.000% due 04/20/2030 (a)		25	26
5.000% due 05/20/2030 (a)		28	29
4.250% due 06/20/2030 (a)		57	58
GSR Mortgage Loan Trust
6.000% due 07/25/2032		57	58
J.P. Morgan Commercial Mortgage Finance Corp.
1.460% due 04/15/2010 (a)		12	12
Sequoia Mortgage Trust
1.403% due 08/20/2032 (a)		91	91
1.668% due 04/20/2033 (a)(l)		100	100
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)		94	94
Structured Asset Securities Corp.
1.325% due 02/25/2032 (a)		64	64
Wachovia Bank Commercial Mortgage Trust
1.225% due 06/15/2013 (a)		200	200
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017		31	31
6.010% due 04/25/2031 (a)		23	24
5.207% due 10/25/2032 (a)		50	51
Wells Fargo Mortgage-Backed Securities Trust
4.881% due 09/25/2032 (a)		18	18

			6,263

Municipal Bonds & Notes 1.1%
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		100	119
Lower Colorado River Authority Revenue Bonds,
(FSA Insured), Series 2003
5.000% due 05/15/2023		100	105
Seattle, Washington Water System Revenue Bonds,
(MBIA Insured), Series 2003
5.000% due 09/01/2033		100	104

			328

U.S. Government Agencies 5.5%
Fannie Mae
3.250% due 11/14/2005		100	101
5.250% due 03/22/2007		100	103
4.640% due 01/30/2008		200	207
6.250% due 02/17/2011		200	205
Federal Home Loan Bank
2.340% due 12/15/2005		200	200
4.375% due 08/15/2007		100	100
Freddie Mac
6.000% due 05/25/2012		100	104
6.530% due 11/26/2012		300	347
Tennessee Valley Authority
4.875% due 12/15/2016		300	331

			1,698

U.S. Treasury Obligations 10.2%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		114	128
3.625% due 04/15/2028		114	139
U.S. Treasury Bonds
6.250% due 08/15/2023		800	980
U.S. Treasury Notes
6.500% due 02/15/2010		300	364
5.000% due 08/15/2011		800	914
U.S. Treasury Strips
0.000% due 02/15/2019		900	436
0.000% due 08/15/2020		400	176

			3,137

	Shares
Preferred Security 0.7%
DG Funding Trust
3.350% due 12/29/2049 (a)		20	206

Total United States (Cost $12,836)			13,093

	Principal Amount (000s)
PURCHASED CALL OPTIONS 0.0%
Euro-Bund 10 Year Note September Futures (OTC)
Strike @ 102.000 Exp. 09/03/2003		$1,000	$0

Total Purchased Call Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 19.5%
Commercial Paper 17.5%
CBA Finance, Inc.
1.220% due 08/01/2003		800	799
Fannie Mae
1.170% due 08/27/2003		$300	$299
1.130% due 09/03/2003		500	499
1.010% due 09/10/2003		1,100	1,098
Federal Home Loan Bank
1.140% due 08/06/2003		900	899
General Electric Capital Corp.
1.200% due 07/11/2003		200	200
HBOS Treasury Services PLC
1.100% due 09/12/2003		600	599
Westpac Trust Securities Ltd.
1.190% due 08/07/2003		1,000	999

			5,392

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2003		178	178
(Dated 06/30/2003. Collateralized by Fannie Mae 2.000% due 01/14/2005 valued at $183. Repurchase proceeds are $178.)

U.S. Treasury Bills 1.4%
1.064% due 08/07/2003- 08/14/2003 (d)(e)		435	434

Total Short-Term Instruments (Cost $6,004)			6,004

Total Investments 144.9% (Cost $42,886)			$44,732

Written Options (g) (0.1%) (Premiums $64)			(36)
Other Assets and Liabilities (Net) (44.8%)			(13,839)

Net Assets 100.0%			$30,857

Notes to Schedule of Investments
(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security, or a portion thereof, subject to financing transaction.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Securities with an aggregate market value of $185 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl 5 Year Note (09/2003) - Long	20	$(21)
Euro-Bund 10 Year Note (09/2003) - Long	28	(50)
U.S. Treasury 5 Year Note (09/2003) - Short	8	5
U.S. Treasury 10 Year Note (09/2003) - Short	1	1

		$(65)

See accompanying notes	| 6.30.03 | Semi-Annual Report	9

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 09/15/2007	BP	200	$(2)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/17/2008		700	0
Receive a fixed rate equal to 5.500% and pay floating rate based on 6 month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2008		100	12
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2004		200	6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		300	(1)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: UBS Warburg LLC
Exp. 03/15/2032		200	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: UBS Warburg LLC
Exp. 06/17/2013		200	(4)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		600	(1)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2016		500	(13)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.

Counterparty: Goldman Sachs & Co.
Exp. 03/15/2016		100	(2)
Receive floating rate based on 6-month LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/17/2013		300	(5)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6 month EC-LIBOR.

Counterparty: Merrill Lynch & Co., Inc.
Exp. 03/15/2007	EC	100	0
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2017		500	4
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: UBS Warburg LLC
Exp. 03/15/2032		400	5
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/20/2018		800	2
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Citibank N.A., London
Exp. 06/17/2012		200	(24)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: J.P. Morgan Chase & Co.
Exp. 06/17/2012		100	(14)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2031		100	(22)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2031		100	(23)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.

Counterparty: Goldman Sachs & Co.
Exp. 02/28/2006	H$	3,000	(35)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.

Counterparty: Goldman Sachs & Co.
Exp. 09/21/2011	JY	40,000	(16)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.

Counterparty: Goldman Sachs & Co.
Exp. 05/18/2010		17,000	(14)
Receive a fixed rate equal to 0.460% and The Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Counterparty: Lehman Brothers, Inc.
Exp. 09/10/2003		$100	0
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.

Counterparty: Goldman Sachs & Co.
Exp. 12/17/2013		100	3
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.

Counterparty: Bank of America, N.A.
Exp. 12/17/2013		500	4
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.

Counterparty: J.P. Morgan Chase & Co.
Exp. 12/17/2013		300	5
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Merrill Lynch & Co., Inc.
Exp. 12/17/2023		900	36

			$(95)

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/20/2003	$300,000	$15	$0
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 09/23/2005	300,000	11	6
Call - OTC 7 Year Interest Rate Swap
Strike @ 4.000%* Exp. 09/23/2005	300,000	8	8
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	200,000	3	0
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	200,000	2	4
Call - OTC 7 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	200,000	4	5
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.000%** Exp. 03/05/2004	600,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/05/2004	200,000	4	5
Call - OTC 10 Year Interest Rate Swap
Strike @ 3.250%* Exp.10/20/2003	300,000	3	1

		$52	$31

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	2	$2	$3
Call - CBOT U.S. Treasury Note September Futures
Strike @ 121.000 Exp. 08/23/2003	12	10	2

		$12	$5

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation
Call & Put - OTC % U.S. Dollar Forward Delta / Neutral Straddle vs. Japanese Yen
Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.5000%

Counterparty: AIG International, Inc.
Exp. 12/18/2012	80	$6

(i)	Principal amount denoted in indicated currency:

BP – British Pound

C$ – Canadian Dollar

DK – Danish Krone

EC – Euro

H$ – Hong Kong Dollar

JY – Japanese Yen

MP – Mexican Peso

N$ – New Zealand Dollar

SK – Swedish Krona

10	Semi-Annual Report | 6.30.03 |	See accompanying notes

(j)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	1,440	07/2003	$46	$0	$46
Sell	C$	1,239	07/2003	8	0	8
Sell	DK	930	09/2003	3	0	3
Buy	EC	45	07/2003	0	(1)	(1)
Sell	EC	7,930	07/2003	45	0	45
Buy	H$	272	07/2003	0	0	0
Buy	JY	3,735	07/2003	0	0	0
Sell	JY	43,264	07/2003	8	0	8
Sell	JY	166,380	09/2003	12	0	12
Buy	MP	616	09/2003	6	0	6
Sell	MP	616	09/2003	0	(1)	(1)
Sell	N$	87	07/2003	0	0	0
Sell	SK	985	09/2003	3	0	3

				$131	$(2)	$129

(k)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.000	08/15/2011	$800	$914	$908
U.S. Treasury Note	4.875	02/15/2012	800	890	900
U.S. Treasury Note	4.375	07/15/2007	1,100	1,195	1,199
U.S. Treasury Note	4.375	08/15/2012	1,300	1,394	1,395
U.S. Treasury Note	4.000	11/15/2012	420	437	443

				$4,830	$4,845

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $100, which is 0.32% of net assets.

See accompanying notes	| 6.30.03 | Semi-Annual Report	11

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Foreign Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

12	Semi-Annual Report | 6.30.03

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

6.30.03 | Semi-Annual Report	13

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment

14	Semi-Annual Report | 6.30.03

advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Foreign Bond Portfolio	0.75%	0.90%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Portfolio	$52,149	$48,315	$24,418	$15,381

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Foreign Bond Portfolio
Premium
Balance at 12/31/2002	$76
Sales	41
Closing Buys	(51)
Expirations	(2)
Exercised	0

Balance at 06/30/2003	$64

6.30.03 | Semi-Annual Report	15

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Foreign Bond Portfolio	$2,201	$(355)	$1,846

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,589	16,300	1,985	19,462
Issued as reinvestment of distributions
Institutional Class	0	0	1	3
Administrative Class	30	310	42	417
Cost of shares redeemed
Institutional Class	0	0	(96)	(930)
Administrative Class	(280)	(2,856)	(863)	(8,415)

Net increase resulting from Portfolio share transactions	1,339	$13,754	1,069	$10,537

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Foreign Bond Portfolio
Institutional Class	1	100
Administrative Class	3	96

16	Semi-Annual Report | 6.30.03

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
HIGH YIELD PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
High Yield Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

High Yield Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
High Yield Portfolio Institutional Class	18.94%	18.94%
Merrill Lynch U.S. High Yield BB-B Rated Index	18.47%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 7/01/2002, the Portfolio’s Institutional Class inception date, compared to the Merrill Lynch U.S. High Yield BB-B Rated Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political economic uncertainty. These risks may be enhanced when investing in emerging market securities. The investments made by the High Yield Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

•	The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Portfolio’s Institutional Class shares returned 14.99% for the six-month period ended June 30, 2003, outperforming the 14.48% of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Portfolio’s exposure to B-rated issues contributed to performance as B-rated issues outperformed BBs by 4.16%.

•	An emphasis on large-cap telecom companies contributed to returns as telecom credits continued their positive momentum for the ninth consecutive month.

•	An underweight to the consumer cyclical sector was a notable positive, as the war in Iraq weighed heavily on the economy and consumer confidence during the first part of the period.

•	Security selection in the cable & pay TV sector was a strong contributor to relative performance, as lower-rated issues performed the best.

•	An underweight to transportation was a positive early in the year. However, as airlines began to recover from setbacks due to the war in Iraq and the outbreak of SARS, an underweight to this sector detracted from performance for the six-month period.

•	An underweight to the utility sector for most of the period hurt performance as the sector continued the positive trend it began in late 2002.

2	Semi-Annual Report | 6.30.03

Financial Highlights

High Yield Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	07/01/2002-12/31/2002
Net asset value beginning of period	$7.17	$7.25
Net investment income (a)	0.29	0.30
Net realized/unrealized (loss) on investments (a)	0.77	(0.07)
Total income from investment operations	1.06	0.23
Dividends from net investment income	(0.30)	(0.31)
Distributions from net realized capital gains	0.00	0.00
Total distributions	(0.30)	(0.31)
Net asset value end of period	$7.93	$7.17
Total return	14.99%	3.43%
Net assets end of period (000s)	$12	$10
Ratio of expenses to average net assets	0.60%*	0.60	%*(b)
Ratio of net investment income to average net assets	7.83%*	8.70	%*
Portfolio turnover rate	201%	102%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.61%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

High Yield Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$790,243
Cash	69
Foreign currency, at value	3,427
Receivable for investments sold	13,989
Unrealized appreciation on forward foreign currency contracts	71
Interest receivable	14,264
Variation margin receivable	68
Unrealized appreciation on swap agreements	4
Other assets	1

822,136

Liabilities:
Payable for investments purchased	$9,374
Written options outstanding	2,398
Accrued investment advisory fee	158
Accrued administration fee	221
Accrued servicing fee	90
Recoupment payable to Manager	14
Unrealized depreciation on swap agreements	17

12,272

Net Assets	$809,864

Net Assets Consist of:
Paid in capital	$805,242
Undistributed (overdistributed) net investment income	(81)
Accumulated undistributed net realized (loss)	(35,575)
Net unrealized appreciation	40,278

$809,864

Net Assets:
Institutional Class	$12
Administrative Class	809,852
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	102,109
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$7.93
Administrative Class	7.93
Cost of Investments Owned	$750,575
Cost of Foreign Currency Held	$3,451

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

High Yield Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$24,901
Dividends, net of foreign taxes	171
Miscellaneous income	273

Total Income	25,345

Expenses:
Investment advisory fees	753
Administration fees	1,055
Servicing fees	452
Trustees’ fees	3
Organization costs	1
Miscellaneous expense	14

Total Expenses	2,278

Net Investment Income	23,067

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	7,093
Net realized (loss) on futures contracts, written options, and swaps	(376)
Net realized (loss) on foreign currency transactions	(1,454)
Net change in unrealized appreciation on investments	53,634
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,165
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	711
Net Gain	60,773

Net Increase in Assets Resulting from Operations	$83,840

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

High Yield Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$23,067	$26,664
Net realized gain (loss)	5,263	(18,122)
Net change in unrealized appreciation (depreciation)	55,510	(3,211)

Net increase resulting from operations	83,840	5,331

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(23,020)	(26,547)
Tax Basis Return of Capital
Institutional Class	0	0
Administrative Class	0	(108)

Total Distributions	(23,020)	(26,655)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	10
Administrative Class	530,792	418,977
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	23,020	26,655
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(286,251)	(207,553)

Net increase resulting from Portfolio share transactions	267,561	238,089

Total Increase in Net Assets	328,381	216,765

Net Assets:
Beginning of period	481,483	264,718
End of period*	$809,864	$481,483
*Including (overdistributed) net investment income of:	$(81)	$(128)

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

High Yield Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 77.8%
Banking & Finance 9.7%
Arch Western Finance LLC
6.750% due 07/01/2013	$2,300	$2,369
Arvin Capital I
9.500% due 02/01/2027	700	730
Bluewater Finance Ltd.
10.250% due 02/15/2012	3,600	3,581
Bombardier Capital, Inc.
7.500% due 08/15/2004	3,650	3,787
Cedar Brakes II, LLC
9.875% due 09/01/2013	1,465	1,461
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	2,300	2,493
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (l)	1,250	1,399
Finova Group, Inc.
7.500% due 11/15/2009	11,500	5,060
Forest City Enterprises, Inc.
7.625% due 06/01/2015	1,175	1,238
Fuji Bank Ltd.
9.870% due 06/30/2008 (a)	1,400	1,477
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,500	1,500
J.P. Morgan - HYDI
8.750% due 11/15/2007	107	115
9.700% due 11/15/2007	84	91
8.000% due 06/20/2008	8,720	9,047
9.000% due 06/20/2008	7,000	7,332
JET Equipment Trust
10.000% due 06/15/2012	800	236
7.630% due 08/15/2012	403	155
MDP Acquisition PLC
9.625% due 10/01/2012	1,900	2,109
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)	2,000	2,020
Morgan Stanley Dean Witter & Co.
1.341% due 05/01/2012	5,950	6,572
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	2,000	1,680
7.250% due 02/15/2011	7,000	5,775
7.750% due 02/15/2031	440	345
Reliance Group Holdings, Inc.
0.000% due 11/15/2049 (b)(l)	1,200	30
Riggs Capital Trust II
8.875% due 03/15/2027	2,600	2,548
Rotech Healthcare, Inc.
9.500% due 04/01/2012	3,050	3,149
Tokai Capital Corp.
9.980% due 12/29/2049 (a)	2,700	2,872
Trains HY-2003-1
7.293% due 05/15/2013	4,663	5,028
Universal City Development Partners
11.750% due 04/01/2010	1,700	1,874
Ventas Capital Corp.
8.750% due 05/01/2009	2,175	2,360

		78,433

Industrials 54.8%
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	1,500	1,431
8.850% due 08/01/2030	3,600	3,837
AEC Ironwood LLC
8.857% due 11/30/2025	3,549	3,713
Allbritton Communications Co.
7.750% due 12/15/2012	2,500	2,594
Allied Waste North America, Inc.
8.875% due 04/01/2008	1,150	1,253
8.500% due 12/01/2008	1,400	1,512
7.875% due 01/01/2009	2,990	3,143
10.000% due 08/01/2009	2,525	2,695
9.250% due 09/01/2012	4,950	5,482
7.875% due 04/15/2013	2,700	2,838
American Cellular Corp.
9.500% due 10/15/2009	1,750	884
American Media Operations, Inc.
10.250% due 05/01/2009	3,500	3,797
American Media, Inc.
8.875% due 01/15/2011	500	544
AmeriGas Partners LP
10.000% due 04/15/2006	320	350
8.830% due 04/19/2010	1,250	1,347
8.875% due 05/20/2011	600	657
ANR Pipeline Co
8.875% due 03/15/2010	3,000	3,292
Arco Chemical Co.
9.375% due 12/15/2005	950	964
10.250% due 11/01/2010	1,400	1,361
Avecia Group PLC
11.000% due 07/01/2009	2,050	1,865
Beverly Enterprises, Inc.
9.000% due 02/15/2006	2,100	2,063
9.625% due 04/15/2009	1,500	1,447
Boyd Gaming Corp.
7.750% due 12/15/2012	3,900	4,158
BRL Universal Equipment
8.875% due 02/15/2008	615	670
Building Materials Corp.
7.750% due 07/15/2005	200	197
8.000% due 10/15/2007	2,950	2,806
8.000% due 12/01/2008	1,000	930
Cadmus Communications Corp.
9.750% due 06/01/2009	2,225	2,384
Canwest Media, Inc.
10.625% due 05/15/2011	3,375	3,864
Case Corp.
6.250% due 12/01/2003	5,650	5,721
Century Aluminum Co.
11.750% due 04/15/2008	400	410
CF Cable TV, Inc.
9.125% due 07/15/2007	250	262
Charter Communications Holdings LLC
8.250% due 04/01/2007	600	465
10.000% due 04/01/2009	1,225	943
9.625% due 11/15/2009	2,150	1,580
0.000% due 01/15/2011 (c)	500	262
0.000% due 04/01/2011 (c)	4,005	2,653
Chesapeake Energy Corp.
8.500% due 03/15/2012	500	531
9.000% due 08/15/2012	600	672
7.500% due 09/15/2013	2,300	2,455
7.750% due 01/15/2015	1,300	1,394
Circus & Eldorado Joint Venture
Silver Legacy Capital Corp.
10.125% due 03/01/2012	2,800	2,765
CMS Panhandle Holding Co.
6.500% due 07/15/2009	1,000	1,110
7.000% due 07/15/2029	300	317
Coastal Corp.
7.750% due 06/15/2010	650	609
9.625% due 05/15/2012	500	504
7.750% due 10/15/2035	1,000	845
Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,500	1,571
Commonwealth Brands, Inc.
9.750% due 04/15/2008	2,000	2,080
Compass Minerals Group, Inc.
10.000% due 08/15/2011	1,125	1,266
Continental Airlines, Inc.
7.461% due 04/01/2015	251	237
7.373% due 12/15/2015	1,000	812
Crown Castle International Corp.
10.625% due 11/15/2007	200	211
10.750% due 08/01/2011	1,650	1,807
Crown European Holdings S.A.
9.500% due 03/01/2011	3,425	3,716
10.875% due 03/01/2013	1,900	2,080
CSC Holdings, Inc.
8.125% due 07/15/2009	800	830
8.125% due 08/15/2009	2,505	2,605
7.625% due 04/01/2011	7,000	7,105
Danka Business Systems PLC
11.000% due 06/15/2010	1,000	987
Dex Media East LLC
9.875% due 11/15/2009	2,325	2,604
12.125% due 11/15/2012	1,425	1,692
7.375% due 12/15/2012	700	630
DirecTV Holdings LLC
8.375% due 03/15/2013	4,000	4,480
Dresser, Inc.
9.375% due 04/15/2011	5,400	5,589
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	2,000	2,160
Dura Operating Corp.
8.625% due 04/15/2012	3,850	3,965
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	1,700	1,531
7.670% due 11/08/2016	4,900	3,972
EchoStar DBS Corp.
10.375% due 10/01/2007	600	668
9.375% due 02/01/2009	2,225	2,384
Equistar Chemicals LP
10.125% due 09/01/2008	2,750	2,846
8.750% due 02/15/2009	1,000	975
Extended Stay America, Inc.
9.875% due 06/15/2011	4,095	4,423
Extendicare Health Services
9.350% due 12/15/2007	1,050	1,005
9.500% due 07/01/2010	2,200	2,321
Ferrellgas Partners LP
6.990% due 08/01/2005	1,000	1,052
8.780% due 08/01/2007 (d)	2,500	2,769
8.870% due 08/01/2009 (d)	1,250	1,411
8.750% due 06/15/2012	2,000	2,180
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007	4,400	4,230
Fimep S.A.
10.500% due 02/15/2013	1,100	1,232
Foamex L.P.
10.750% due 04/01/2009	600	483
Fresenius Medical Care
7.875% due 06/15/2011	2,300	2,438
Garden State Newspapers, Inc.
8.750% due 10/01/2009	3,300	3,424
8.625% due 07/01/2011	400	419
General Motors Corp.
7.125% due 07/15/2013	1,000	1,006
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,230	2,258
9.875% due 11/01/2021	2,250	2,284
9.625% due 03/15/2022	2,900	2,886
9.500% due 05/15/2022	1,300	1,287
9.125% due 07/01/2022	2,000	1,940
8.125% due 06/15/2023	1,800	1,647
8.875% due 05/15/2031	2,450	2,413
Giant Industries, Inc.
11.000% due 05/15/2012	400	388
Golden Northwest Aluminum
12.000% due 12/15/2006	125	8
Gray Television, Inc.
9.250% due 12/15/2011	1,800	1,998
Grief Brothers Corp.
8.875% due 08/01/2012	1,350	1,458
H&E Equipment Services LLC
11.125% due 06/15/2012	2,390	2,115
Hanover Equipment Trust
8.500% due 09/01/2008	4,800	5,064
HCA, Inc.
7.875% due 02/01/2011	2,800	3,140
6.300% due 10/01/2012	2,300	2,356

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	$110	$87
8.375% due 10/01/2011 (b)	2,100	1,659
Hilton Hotels Corp.
7.625% due 12/01/2012	3,500	3,850
HMH Properties, Inc.
7.875% due 08/01/2008	2,750	2,805
Hollinger International Publishing, Inc.
9.000% due 12/15/2010	4,300	4,623
Hollinger Participation Trust
12.125% due 11/15/2010 (e)	1,013	1,142
Host Marriott LP
8.375% due 02/15/2006 (a)	1,100	1,144
9.250% due 10/01/2007	2,100	2,268
Houghton Mifflin Co.
8.250% due 02/01/2011	1,650	1,749
9.875% due 02/01/2013	750	818
Ingles Markets, Inc.
8.875% due 12/01/2011	3,050	3,084
Insight Midwest, L.P.
9.750% due 10/01/2009	4,045	4,298
10.500% due 11/01/2010	150	165
ISP Chemco, Inc.
10.250% due 07/01/2011	2,990	3,394
Jefferson Smurfit Corp.
7.500% due 06/01/2013	900	923
Johnsondiversey, Inc.
9.625% due 05/15/2012	1,100	1,235
K&F Industries ,Inc.
9.625% due 12/15/2010	1,000	1,115
Leviathan Gas Corp.
10.375% due 06/01/2009	550	590
Lyondell Chemical Co.
9.500% due 12/15/2008	2,360	2,254
Mail Well I Corp.
9.625% due 03/15/2012	1,650	1,745
Mandalay Resort Group
6.750% due 07/15/2003	1,100	1,101
9.375% due 02/15/2010	5,500	6,243
7.625% due 07/15/2013	500	514
6.700% due 11/15/2096	350	355
Mediacom Broadband LLC
11.000% due 07/15/2013	3,050	3,408
Merisant Co
9.500% due 07/15/2013	465	484
MGM Mirage, Inc.
8.375% due 02/01/2011	4,200	4,799
Midwest Generation LLC
8.300% due 07/02/2009	800	796
8.560% due 01/02/2016	9,500	9,358
Millennium America, Inc.
9.250% due 06/15/2008	3,050	3,294
Newpark Resources, Inc.
8.625% due 12/15/2007	2,440	2,513
Norampac, Inc.
6.750% due 06/01/2013	1,500	1,583
OM Group, Inc.
9.250% due 12/15/2011	1,300	1,274
Omnicare, Inc.
6.125% due 06/01/2013	3,000	2,954
Owens-Brockway Glass Container, Inc.
7.750% due 05/15/2011	700	740
8.750% due 11/15/2012	3,800	4,142
8.250% due 05/15/2013	700	732
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	3,550	4,091
Packaging Corp. of America
9.625% due 04/01/2009	1,500	1,659
PanAmSat Corp.
8.500% due 02/01/2012	4,900	5,329
6.875% due 01/15/2028	3,000	2,955
Park Place Entertainment Corp.
9.375% due 02/15/2007	1,500	1,665
7.000% due 04/15/2013	4,350	4,676
Peabody Energy Corp.
6.875% due 03/15/2013	4,700	4,947
Pride International, Inc.
9.375% due 05/01/2007	5,950	6,173
Primedia, Inc.
8.000% due 05/15/2013	3,650	3,760
Quebecor Media, Inc.
11.125% due 07/15/2011	3,850	4,428
Qwest Corp.
7.500% due 11/01/2008	500	465
8.875% due 03/15/2012	5,650	6,342
7.200% due 11/10/2026	400	377
RH Donnelley Finance Corp.
8.875% due 12/15/2010	175	194
10.875% due 12/15/2012	825	965
Rogers Cable, Inc.
6.250% due 06/15/2013	1,100	1,103
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	785	856
11.000% due 12/01/2015	727	825
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,000	3,094
9.375% due 06/01/2008	1,750	1,833
Roundy’s, Inc.
8.875% due 06/15/2012	2,450	2,573
Safety-Kleen Corp.
0.000% due 06/01/2008 (b)	1,450	4
0.000% due 05/15/2009 (b)	250	14
Salem Communications Holding Corp.
7.750% due 12/15/2010	3,000	3,120
Shaw Communications, Inc.
8.250% due 04/11/2010	2,400	2,682
Silgan Holdings, Inc.
9.000% due 06/01/2009	1,000	1,040
Six Flags, Inc.
9.750% due 04/15/2013	4,100	4,080
Sonat, Inc.
7.625% due 07/15/2011	2,000	1,830
SPX Corp.
9.400% due 06/14/2005	2,000	2,059
6.250% due 06/15/2011	2,000	2,050
7.500% due 01/01/2013	850	924
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,698	1,795
7.875% due 05/01/2012	3,246	3,570
Stone Container Corp.
11.500% due 08/15/2006	1,000	1,073
TeleCorp PCS, Inc.
7.500% due 06/01/2007	2,185	2,447
1.000% due 04/15/2009 (c)	1,750	1,820
10.625% due 07/15/2010	2,060	2,498
Tesoro Petroleum Corp.
9.625% due 04/01/2012	1,220	1,122
Time Warner Telecom, Inc.
9.750% due 07/15/2008	1,100	1,067
10.125% due 02/01/2011	200	194
Tritel PCS, Inc.
0.000% due 05/15/2009 (c)	4,292	4,485
10.375% due 01/15/2011	1,833	2,250
Triton PCS, Inc.
8.750% due 11/15/2011	2,450	2,456
TRW Automotive, Inc.
9.375% due 02/15/2013	5,075	5,532
Tyco International Group S.A.
6.125% due 01/15/2009	1,000	1,045
6.750% due 02/15/2011	3,500	3,728
6.375% due 10/15/2011	1,900	2,014
U.S. Airways, Inc.
9.625% due 09/01/2003 (b)	1,075	274
9.330% due 01/01/2006 (b)	90	19
United Airlines, Inc.
6.201% due 09/01/2008	225	189
7.730% due 07/01/2010	1,400	1,105
7.186% due 04/01/2011	491	420
6.602% due 09/01/2013	1,400	1,176
Vintage Petroleum, Inc.
7.875% due 05/15/2011	3,400	3,664
8.250% due 05/01/2012	2,300	2,542
Vivendi Universal S.A.
9.250% due 04/15/2010	1,050	1,223
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1,530	1,786
Western Gas Resources, Inc.
10.000% due 06/15/2009	1,700	1,862
Williams Cos., Inc.
9.250% due 03/15/2004	4,600	4,738
8.625% due 06/01/2010	3,400	3,570
7.625% due 07/15/2019	4,300	4,193
7.875% due 09/01/2021	300	294
7.500% due 01/15/2031	1,100	1,045
7.750% due 06/15/2031	1,400	1,358
8.750% due 03/15/2032	2,200	2,299
Xerox Capital Europe PLC
5.875% due 05/15/2004	4,500	4,545
Xerox Corp.
5.500% due 11/15/2003	1,200	1,212
Young Broadcasting, Inc.
9.000% due 01/15/2006	475	480
8.750% due 06/15/2007	1,000	1,020
8.500% due 12/15/2008	2,100	2,258
10.000% due 03/01/2011	1,830	1,990

		443,723

Utilities 13.3%
AES Corp.
8.750% due 05/15/2013	6,400	6,688
AT&T Corp.
8.500% due 11/15/2031	2,400	2,731
Calpine Corp.
7.625% due 04/15/2006	1,390	1,213
8.750% due 07/15/2007	700	576
7.875% due 04/01/2008	1,500	1,155
8.625% due 08/15/2010	800	604
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	3,000	3,457
CMS Energy Corp.
8.375% due 07/01/2003	1,000	1,000
7.625% due 11/15/2004	975	995
7.000% due 01/15/2005	3,325	3,288
8.900% due 07/15/2008	300	315
7.500% due 01/15/2009	1,000	994
Edison International, Inc.
6.875% due 09/15/2004	4,000	4,040
El Paso Corp.
7.000% due 05/15/2011	400	366
7.875% due 06/15/2012	3,550	3,306
7.750% due 01/15/2032	2,250	1,907
El Paso Energy Partners
8.500% due 06/01/2010	1,900	2,047
8.500% due 06/01/2011	1,300	1,398
El Paso Production Holding Co.
7.750% due 06/01/2013	1,050	1,053
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	2,000	2,200
7.625% due 11/14/2011	1,340	1,474
Niagara Mohawk Power Co.
8.500% due 07/01/2010 (c)	1,000	1,048
NorAm Energy Corp.
6.375% due 11/01/2003	500	505
7.750% due 02/15/2011	4,300	4,907
Pinnacle Partners
8.830% due 08/15/2004	5,975	6,229
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	1,500	1,588
10.000% due 10/01/2009	2,040	2,319
8.500% due 06/15/2011	4,350	4,684
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,251
Rogers Communication, Inc.
8.875% due 07/15/2007	250	259

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

	Principal Amount (000s)		Value (000s)
Rural Cellular Corp.
9.625% due 05/15/2008		$1,425	$1,268
9.750% due 01/15/2010		350	312
SESI, LLC
8.875% due 05/15/2011		1,765	1,906
South Point Energy Corp.
8.400% due 05/30/2012		4,083	4,065
Southern California Edison Co.
8.000% due 02/15/2007		4,600	5,066
Sprint Capital Corp.
6.125% due 11/15/2008		850	924
7.625% due 01/30/2011		500	572
8.375% due 03/15/2012		2,470	2,963
6.900% due 05/01/2019		2,000	2,101
6.875% due 11/15/2028		2,270	2,286
8.750% due 03/15/2032		3,750	4,505
TECO Energy, Inc.
7.500% due 06/15/2010		3,000	3,075
Tesoro Petroleum Corp.
9.625% due 11/01/2008		1,200	1,116
Texas Utilities Corp.
5.520% due 08/16/2003		5,805	5,834
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009		600	597
TXU Corp.
6.375% due 01/01/2008		500	536
7.000% due 03/15/2013		3,400	3,771
WorldCom, Inc. - WorldCom Group
6.950% due 08/15/2028 (b)		550	164
8.250% due 05/15/2031 (b)		4,500	1,339

			107,997

Total Corporate Bonds & Notes (Cost $598,498)			630,153

MUNICIPAL BONDS & NOTES 0.2%
New Jersey 0.2%
New Jersey Tobacco Settlement Funding Corp.
Revenue Bonds, Series 2003
6.375% due 06/01/2032		2,000	1,818

Total Municipal Bonds & Notes (Cost $1,917)			1,818

U.S. TREASURY OBLIGATIONS 0.5%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007		1,392	1,529
3.625% due 01/15/2008		740	830
3.500% due 01/15/2011		475	540
3.000% due 07/15/2012		1,022	1,127

Total U.S. Treasury Obligations (Cost $4,002)			4,026

ASSET-BACKED SECURITIES 3.0%
Alpharma, Inc.
4.650% due 09/08/2008 (d)		340	340
5.110% due 09/18/2008 (d)		154	154
4.600% due 10/09/2008 (d)		617	617
4.600% due 10/09/2008 (d)		520	521
Aquila, Inc.
7.000% due 04/15/2004		174	175
7.250% due 04/15/2004		173	174
8.750% due 04/15/2006		1,365	1,372
Charter Communications Holdings LLC
4.090% due 03/18/2008 (a)		2,000	1,877
CMS Energy Corp.
9.000% due 10/30/2004		1,500	1,505
Commonwealth Brands
5.375% due 08/28/2007 (a)		635	636
DirecTV Holdings LLC
4.770% due 03/06/2010		777	783
4.740% due 04/06/2010		777	783
4.830% due 06/30/2010 (a)		446	449
MGM Mirage, Inc.
4.390% due 06/30/2008		2,000	2,003
Nextel Partners, Inc.
4.750% due 06/30/2008 (a)		3,476	3,469
6.625% due 06/30/2008		9	9
5.000% due 12/31/2008 (a)		3,476	3,469
6.875% due 12/31/2008		9	9
Qwest Corp.
6.500% due 06/05/2007		5,000	5,060
Tucson Electric Power
6.808% due 10/25/2007 (a)		1,000	1,009

Total Asset-Backed Securities (Cost $23,563)			24,414

SOVEREIGN ISSUES 8.4%
Republic of Brazil
2.125% due 04/15/2006 (a)		7,320	6,881
11.000% due 01/11/2012		2,300	2,294
8.000% due 04/15/2014		14,777	12,986
10.125% due 05/15/2027		700	605
11.000% due 08/17/2040		300	271
Republic of Colombia
7.625% due 02/15/2007		700	751
9.750% due 04/23/2009		1,500	1,712
10.000% due 01/23/2012		3,300	3,704
11.750% due 02/25/2020		3,800	4,741
10.375% due 01/28/2033		700	807
Republic of Egypt
8.750% due 07/11/2011		0	0
Republic of Panama
9.625% due 02/08/2011		2,500	2,906
9.375% due 07/23/2012		3,200	3,720
5.000% due 07/17/2014		256	230
2.250% due 07/17/2016 (a)		1,947	1,548
8.875% due 09/30/2027		2,900	3,168
Republic of Peru
9.125% due 01/15/2008		2,000	2,175
9.125% due 02/21/2012		6,775	7,239
9.875% due 02/06/2015		1,000	1,100
4.500% due 03/07/2017		1,700	1,322
Russian Federation
5.000% due 03/31/2030		700	680
United Mexican States
8.375% due 01/14/2011		3,900	4,682
6.375% due 01/16/2013		500	531
6.625% due 03/03/2015		4,000	4,260

Total Sovereign Issues (Cost $63,969)			68,313

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
Barry Callebaut Services NV
9.250% due 03/15/2010	EC	1,090	1,336
El Paso Corp.
5.750% due 03/14/2006		2,000	1,944
Fimep S.A.
11.000% due 02/15/2013		1,600	2,092
Fort James Corp.
4.750% due 06/29/2004		500	560
Johnsondiversey, Inc.
9.625% due 05/15/2012		1,000	1,238
MDP Acquisitions PLC
10.125% due 10/01/2012		1,800	2,212
Remy Cointreau S.A.
10.000% due 07/30/2005		300	353
Tyco International Group S.A.
4.375% due 11/19/2004		1,000	1,143
6.125% due 04/04/2007		2,400	2,744
5.500% due 11/19/2008		1,250	1,425

Total Foreign Currency-Denominated Issues (Cost $12,411)			15,047

CONVERTIBLE BONDS & NOTES 1.1%
Healthcare 0.5%
HEALTHSOUTH Corp.
3.250% due 04/01/2049 (b)		$1,550	$798
Total Renal Care Holdings
7.000% due 05/15/2009		3,200	3,380

			4,178

Industrials 0.3%
Dimon, Inc.
6.250% due 03/31/2007		2,500	2,421

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005		2,015	1,836

Total Convertible Bonds & Notes (Cost $8,507)			8,435

	Shares
PREFERRED STOCK 0.5%
Fresenius Medical Care
7.875% due 02/01/2008		3,600	3,798

Total Preferred Stock (Cost $3,472)			3,798

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.2%
Commercial Paper 3.0%
Danske Corp.
1.210% due 08/20/2003		$500	499
1.070% due 09/10/2003		6,800	6,786
Freddie Mac
1.135% due 10/30/2003		5,700	5,680
General Electric Capital Corp.
1.030% due 07/23/2003		1,000	999
HBOS Treasury Services PLC
1.100% due 09/12/2003		3,900	3,892
Kraft Foods, Inc.
2.080% due 02/27/2004		3,700	3,700
Royal Bank of Scotland PLC
1.230% due 08/06/2003		500	499
Westpac Capital Corp.
1.200% due 07/29/2003		500	499
Westpac Trust
1.200% due 08/14/2003		1,400	1,398

			23,952

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2003		5,277	5,277
(Dated 06/30/2003. Collateralized by Fannie Mae 2.000% due 11/19/2004 valued at $5,384. Repurchase proceeds are $5,277.)

U.S. Treasury Bill 0.6%
1.049% due 08/14/2003 (g)		5,015	5,010

Total Short-Term Instruments (Cost $34,236)			34,239

Total Investments 97.6% (Cost $750,575)			$790,243
Written Options (h) (0.3%) (Premiums $2,014)			(2,398)
Other Assets and Liabilities (Net) 2.7%			22,019

Net Assets 100.0%			$809,864

See accompanying notes	| 6.30.03 | Semi-Annual Report	9

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security is in default.

(c)	Security becomes interest bearing at a future date.

(d)	Restricted security.

(e)	Payment in-kind bond security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $2,513 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation
Euribor March Futures (03/2004) - Long	166	$280
Euribor December Futures (12/2004) - Long	189	307
Eurodollar September Futures (09/2004) - Long	100	196
Eurodollar December Futures (12/2004) - Long	100	218

		$1,001

(h)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	$9,100,000	$190	$47
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 01/07/2005	5,900,000	122	546
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.000%* Exp. 01/07/2005	9,100,000	215	631
Put - OTC 10 Year Interest Rate Swap
Strike @ 6.500%** Exp. 10/07/2004	27,000,000	796	220
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 10/07/2004	27,000,000	416	697

		$1,739	$2,141

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 121.000 Exp. 08/23/2003	220	$148	$45
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 117.000 Exp. 08/23/2003	116	127	212

		$275	$257

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.820% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.

Counterparty: Goldman Sachs & Co.
Exp. 11/30/2003	$1,500	$4
Receive a fixed rate equal to 3.270% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/28/2013	3,000	(17)

		$(13)

(j)	Principal amount denoted in indicated currency:

EC – Euro

(k)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	15,175	07/2003	$71	$0	$71

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,429, which is 0.18% of net assets.

10	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	11

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Loan Agreements. The Portfolio may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments

12	Semi-Annual Report | 6.30.03

of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

6.30.03 | Semi-Annual Report	13

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.35%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
High Yield Portfolio	0.60%	0.75%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
High Yield Portfolio	$27,768	$24,013	$491,935	$219,200

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

High Yield Portfolio
Premium
Balance at 12/31/2002	$1,794
Sales	682
Closing Buys	(244)
Expirations	(218)
Exercised	0

Balance at 06/30/2003	$2,014

14	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Portfolio	$49,452	$(9,784)	$39,668

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	High Yield Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	1	$10
Administrative Class	70,246	530,792	58,343	418,977
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	3,017	23,020	3,675	26,655
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(38,268)	(286,251)	(28,512)	(207,553)

Net increase resulting from Portfolio share transactions	34,995	$267,561	33,507	$238,089

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
High Yield Portfolio
Institutional Class	1	100
Administrative Class	5	92

6.30.03 | Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
LOW DURATION PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Low Duration Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Low Duration Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Low Duration Portfolio Administrative Class	6.09%	6.18%
Merrill Lynch 1-3 Year Treasury Index	4.65%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio’s Administrative Class inception on 2/16/1999, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging markets.

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Administrative class returned 2.42% during the six-month period ended June 30, 2003, outperforming the 1.31% return of the Merrill Lynch 1-3 Year Treasury Index.

•	Portfolio duration was near the benchmark throughout the period and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as the shape of the yield curve changed little over the period.

•	Emphasis on shorter duration mortgages was positive. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate allocation was positive as corporates outperformed during the period. Positive security selection of telecom and energy pipeline issues additionally contributed to returns as they were among the strongest performers.

•	Eurozone exposure added modestly to returns. While Europe lagged Treasuries overall, short Eurozone maturities outperformed due to expectations of more easing by the European Central Bank.

•	As the emerging market sector’s economic fundamentals continued to improve, sustaining a recovery that began late last year, emerging market bonds added to returns, especially those from Brazil.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Low Duration Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +		12/31/2002		12/31/2001		12/31/2000	02/16/1999-12/31/1999
Net asset value beginning of period	$10.23		$9.95		$9.82		$9.74	$10.00
Net investment income (a)	0.10		0.34		0.52		0.59	0.50
Net realized/unrealized gain (loss) on investments (a)	0.15		0.35		0.21		0.11	(0.25)
Total income from investment operations	0.25		0.69		0.73		0.70	0.25
Dividends from net investment income	(0.12)		(0.35)		(0.54)		(0.62)	(0.51)
Distributions from net realized capital gains	0.00		(0.06)		(0.06)		0.00	0.00
Total distributions	(0.12)		(0.41)		(0.60)		(0.62)	(0.51)
Net asset value end of period	$10.36		$10.23		$9.95		$9.82	$9.74
Total return	2.42%		7.05%		7.61%		7.41%	2.56%
Net assets end of period (000s)	$34,075		$19,495		$5,175		$742	$5,149
Ratio of expenses to average net assets	0.66	%*(c)	0.66	%(c)(e)	0.69	%(c)(d)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	1.97	%*	3.40%		5.18%		6.07%	5.74	%*
Portfolio turnover rate	195%		339%		661%		165%	11%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the period ended December 31, 1999.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.70% for the year ended December 31, 2001.
(e)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the year ended December 31, 2002.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Low Duration Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$39,092
Foreign currency, at value	63
Receivable for investments sold	6,994
Receivable for Portfolio shares sold	130
Interest receivable	146
Variation margin receivable	6
Swap premiums paid	18
Unrealized appreciation on swap agreements	3

46,452

Liabilities:
Payable for investments purchased	$12,327
Written options outstanding	17
Accrued investment advisory fee	7
Accrued administration fee	7
Accrued servicing fee	4
Unrealized depreciation on swap agreements	4

12,366

Net Assets	$34,086

Net Assets Consist of:
Paid in capital	$33,478
Undistributed net investment income	58
Accumulated undistributed net realized gain	335
Net unrealized appreciation	215

$34,086

Net Assets:
Institutional Class	$11
Administrative Class	34,075
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	3,289
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.36
Administrative Class	10.36
Cost of Investments Owned	$38,859
Cost of Foreign Currency Held	$64

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Low Duration Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$341

Total Income	341

Expenses:
Investment advisory fees	32
Administration fees	32
Distribution and/or servicing fees - Administrative Class	19
Interest expense	1

Total Expenses	84

Net Investment Income	257

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	227
Net realized gain on futures contracts, written options, and swaps	86
Net realized gain on foreign currency transactions	8
Net change in unrealized appreciation on investments	73
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(32)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(6)
Net Gain	356

Net Increase in Assets Resulting from Operations	$613

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)

Operations:
Net investment income	$257	$348
Net realized gain	321	242
Net change in unrealized appreciation	35	117

Net increase resulting from operations	613	707

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(289)	(347)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(85)

Total Distributions	(289)	(433)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	17,201	15,004
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	289	432
Cost of shares redeemed
Institutional Class	0	(460)
Administrative Class	(3,234)	(1,388)

Net increase resulting from Portfolio share transactions	14,256	13,589

Total Increase in Net Assets	14,580	13,863

Net Assets:
Beginning of period	19,506	5,643
End of period*	$34,086	$19,506
*Including undistributed net investment income of:	$58	$90

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Low Duration Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.7%
Banking & Finance 3.4%
CIT Group, Inc.
7.500% due 11/14/2003	$100	$102
2.780% due 03/01/2004 (a)	70	71
2.618% due 07/30/2004 (a)	100	101
General Electric Capital Corp.
4.250% due 01/15/2008	250	265
General Motors Acceptance Corp.
1.630% due 08/04/2003 (a)	200	200
1.679% due 07/21/2004 (a)	100	99
Household Finance Corp.
4.625% due 01/15/2008	200	214
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)	100	101

		1,153

Industrials 9.3%
Altria Group, Inc.
7.650% due 07/01/2008	200	224
AOL Time Warner, Inc.
6.125% due 04/15/2006	250	274
Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	274
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	200	236
Conoco Funding Co.
5.450% due 10/15/2006	100	110
Cox Communications, Inc.
7.750% due 08/15/2006	250	289
DaimlerChrysler North America Holding Corp.
1.810% due 08/02/2004 (a)	200	200
Harrahs Operating Co., Inc.
7.125% due 06/01/2007	200	226
International Paper Co.
7.625% due 01/15/2007	250	290
Kroger Co.
7.625% due 09/15/2006	250	285
Safeway, Inc.
6.150% due 03/01/2006	250	271
Walt Disney Co.
5.375% due 06/01/2007	250	273
Weyerhaeuser Co.
6.125% due 03/15/2007	200	221

		3,173

Utilities 4.0%
Appalachian Power Co.
4.800% due 06/15/2005	40	42
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	100	112
7.500% due 05/01/2007	150	173
British Telecom PLC
2.413% due 12/15/2003 (a)	100	100
Dominion Resources, Inc.
7.600% due 07/15/2003	100	100
Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	103
France Telecom S.A.
8.700% due 03/01/2006 (a)	100	114
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	100	101
Progress Energy, Inc.
6.750% due 03/01/2006	250	278
Sprint Capital Corp.
5.700% due 11/15/2003	200	201
6.125% due 11/15/2008	35	38

		1,362

Total Corporate Bonds & Notes (Cost $5,523)		5,688

U.S. GOVERNMENT AGENCIES 3.2%
Federal Home Loan Bank
5.500% due 04/17/2006	1,000	1,103

Total U.S. Government Agencies (Cost $1,069)		1,103

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008	341	383
3.875% due 01/15/2009	1,166	1,335
4.250% due 01/15/2010	22	26
3.500% due 01/15/2011	63	72
3.875% due 04/15/2029	34	43

Total U.S. Treasury Obligations (Cost $1,836)		1,859

MORTGAGE-BACKED SECURITIES 29.8%
Collateralized Mortgage Obligations 9.4%
Bank of America Mortgage Securities, Inc.
6.181% due 07/25/2031 (a)	11	11
5.776% due 10/20/2032 (a)	49	51
Bear Stearns Adjustable Rate Mortgage Trust
6.199% due 01/25/2032 (a)	15	15
6.044% due 06/25/2032 (a)	92	94
5.407% due 10/25/2032 (a)	13	14
5.375% due 01/25/2033 (a)	160	163
5.462% due 03/25/2033 (a)	187	191
5.229% due 04/25/2033 (a)	178	182
Countrywide Alternative Loan Trust
4.750% due 01/25/2033	190	192
6.500% due 06/25/2033	286	295
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	77	75
6.181% due 06/25/2032 (a)	25	26
5.760% due 10/25/2032 (a)(h)	71	71
1.429% due 08/25/2033 (a)	93	92
4.370% due 12/19/2039 (a)	25	25
Fannie Mae
5.000% due 09/25/2018	50	50
6.000% due 12/25/2028	88	89
6.000% due 02/25/2029	38	38
6.000% due 08/25/2029	125	127
6.500% due 01/01/2033	93	100
5.000% due 04/25/2033	337	344
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	3	3
Freddie Mac
5.625% due 07/15/2028	39	39
GSR Mortgage Loan Trust
5.358% due 01/25/2032 (a)	64	65
6.000% due 03/25/2032	75	77
6.000% due 07/25/2032	68	69
2.882% due 10/25/2032 (a)	16	16
Master Asset Securitization Trust
5.500% due 07/31/2033	200	203
Residential Funding Mortgage Securities I, Inc.
5.654% due 09/25/2032 (a)	20	20
Sequoia Mortgage Trust
1.443% due 05/20/2032 (a)	88	87
1.403% due 08/20/2032 (a)	45	45
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)	113	112
Structured Asset Securities Corp.
1.335% due 10/25/2027 (a)	68	67
6.750% due 07/25/2029	60	61
6.150% due 07/25/2032 (a)	12	12
Washington Mutual Loan Trust
4.286% due 01/25/2041 (a)	26	26
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	46	47
Washington Mutual, Inc.
5.500% due 09/25/2032	15	15
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	9	9

		3,218

Fannie Mae 9.4%
3.147% due 09/01/2040 (a)	64	65
5.500% due 10/01/2017	369	383
6.000% due 06/01/2016-08/13/2033 (b)	2,149	2,236
6.500% due 08/01/2032	99	103
4.500% due 07/17/2018	400	408

		3,195

Federal Housing Administration 0.6%
7.430% due 10/01/2020	198	202

Freddie Mac 10.4%
5.000% due 08/18/2018	100	103
6.000% due 09/01/2016-08/13/2033 (b)	3,250	3,370
6.500% due 08/01/2032	82	86

		3,559

Total Mortgage-Backed Securities (Cost $10,160)		10,174

ASSET-BACKED SECURITIES 2.2%
Ace Securities Corp.
1.375% due 06/25/2032 (a)	13	13
Amortizing Residential Collateral Trust
1.325% due 07/25/2032 (a)	72	72
Centex Home Equity
5.770% due 11/25/2027	350	355
CIT Group Home Equity Loan Trust
1.305% due 06/25/2033 (a)	70	70
Credit-Based Asset Servicing and Securities
1.355% due 06/25/2032 (a)	17	17
Equity One ABS, Inc.
1.315% due 11/25/2032 (a)	61	61
Home Equity Mortgage Trust
1.365% due 11/25/2032 (a)	43	43
Household Mortgage Loan Trust
1.403% due 05/20/2032 (a)	13	13
Irwin Home Equity Loan Trust
1.325% due 06/25/2009 (a)	16	16
Morgan Stanley Dean Witter Capital I
1.365% due 07/25/2032 (a)	32	32
New Century Home Equity Loan Trust
1.305% due 04/25/2030 (a)	10	10
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	57	57

Total Asset-Backed Securities (Cost $761)		759

SOVEREIGN ISSUES 0.2%
Republic of Brazil
2.125% due 04/15/2006 (a)	82	77

Total Sovereign Issues (Cost $77)		77

SHORT-TERM INSTRUMENTS 57.0%
Commercial Paper 53.3%
ABN AMRO Mortgage Corp.
1.200% due 07/07/2003	500	500
Barclays U.S. Funding Corp.
1.200% due 08/27/2003	600	599
0.920% due 09/22/2003	200	199
CBA Finance, Inc.
1.090% due 07/11/2003	100	100
Danske Corp.
1.233% due 07/07/2003	500	500
E. I. du Pont de Nemours & Co.
1.170% due 08/21/2003	600	599
Fannie Mae
1.135% due 08/13/2003	500	499
1.165% due 08/13/2003	700	699
0.950% due 08/27/2003	900	899
0.900% due 09/03/2003	1,500	1,497
1.010% due 09/10/2003	500	499
1.010% due 09/17/2003	2,000	1,995
0.890% due 10/15/2003	1,300	1,296

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
1.165% due 07/16/2003	$1,000	$999
1.165% due 08/01/2003	800	799
Freddie Mac
1.170% due 07/21/2003	1,000	999
1.150% due 08/28/2003	1,300	1,298
1.135% due 10/30/2003	1,100	1,096
1.140% due 11/07/2003	100	100
General Electric Capital Corp.
1.050% due 08/11/2003	600	599
HBOS Treasury Services PLC
1.243% due 07/02/2003	500	500
1.180% due 08/26/2003	200	200
Royal Bank of Scotland PLC
1.220% due 07/16/2003	400	400
Shell Finance
1.120% due 07/10/2003	500	500
UBS Finance, Inc.
1.210% due 07/08/2003	600	600
0.930% due 09/18/2003	200	200

		18,171

Repurchase Agreement 2.7%
State Street Bank
0.800% due 07/01/2003	936	936

(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 2.000% due 11/19/2004 valued at $957. Repurchase proceeds are $936.)

U.S. Treasury Bills 1.0%
1.686% due 08/07/2003-08/14/2003 (b)(d)	325	325

Total Short-Term Instruments (Cost $19,433)		19,432

Total Investments 114.6% (Cost $38,859)		$39,092
Written Options (c) (0.0%) (Premiums $16)		(17)
Other Assets and Liabilities (Net) (14.6%)		(4,989)

Net Assets 100.0%		$34,086

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 07/22/2003	$400,000	$4	$6
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 07/22/2003	300,000	3	5
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	300,000	4	0

		$11	$11

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	2	$0	$0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	4	2	3
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	2	0	0
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 8/23/2003	4	3	3

		$5	$6

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(d)	Securities with an aggregate market value of $325 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor September Futures (09/2003) - Long	1	$2
Euro-Bobl 5 Year Note (09/2003) - Long	2	(2)
Eurodollar March Futures (03/2005) - Long	1	2
Eurodollar December Futures (12/2004) - Long	1	2
U.S. Treasury 10 Year Note (09/2003) - Long	7	(4)
U.S. Treasury 30 Year Bond (09/2003) - Long	3	(13)

		$(13)

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/17/2005	BP	2,000	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2032		100	0
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007		EC 300	(1)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		200	3
Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.
Exp. 05/19/2004		$30	$0
Receive a fixed rate equal to 1.650% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.

Counterparty:
Exp. 05/30/2005		10	0
Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2004		20	0

			$(1)

(g)	Principal amount denoted in indicated currency:

BP – British Pound

EC – Euro

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $71, which is 0.21% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the

10	Semi-Annual Report | 6.30.03

offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

6.30.03 | Semi-Annual Report	11

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Low Duration Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Low Duration Portfolio	$35,885	$33,546	$6,793	$2,101

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Low Duration Portfolio
Premium
Balance at 12/31/2002	$4
Sales	12
Closing Buys	0
Expirations	0
Exercised	0

Balance at 06/30/2003	$16

12	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Low Duration Portfolio	$272	$(39)	$233

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,669	17,201	1,479	15,004
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	28	289	43	432
Cost of shares redeemed
Institutional Class	0	0	(46)	(460)
Administrative Class	(313)	(3,234)	(137)	(1,388)

Net increase resulting from Portfolio share transactions	1,384	$14,256	1,339	$13,589

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Low Duration Portfolio
Institutional Class	1	100
Administrative Class	6	92

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
LOW DURATION PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Low Duration Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Low Duration Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Low Duration Portfolio Institutional Class	6.26%	7.35%
Merrill Lynch 1-3 Year Treasury Index	4.65%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Institutional class returned 2.49% during the six-month period ended June 30, 2003, outperforming the 1.31% return of the Merrill Lynch 1-3 Year Treasury Index.

•	Portfolio duration was near the benchmark throughout the period, and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as the shape of the yield curve changed little over the period.

•	Emphasis on shorter duration mortgages was positive. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate allocation was positive as corporates outperformed during the period. Positive security selection of telecom and energy pipeline issues additionally contributed to returns as they were among the strongest performers.

•	Eurozone exposure added modestly to returns. While Europe lagged Treasuries overall, short Eurozone maturities outperformed due to expectations of more easing by the European Central Bank.

•	As the emerging market sector’s economic fundamentals continued to improve, sustaining a recovery that began late last year, emerging market bonds added to returns, especially those from Brazil.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Low Duration Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +		12/31/2002		12/31/2001		04/10/2000-12/31/2000
Net asset value beginning of period	$10.23		$9.95		$9.82		$9.70
Net investment income (a)	0.11		0.38		0.60		0.46
Net realized/unrealized gain on investments (a)	0.14		0.33		0.15		0.12
Total income from investment operations	0.25		0.71		0.75		0.58
Dividends from net investment income	(0.12)		(0.37)		(0.56)		(0.46)
Distributions from net realized capital gains	0.00		(0.06)		(0.06)		0.00
Total distributions	(0.12)		(0.43)		(0.62)		(0.46)
Net asset value end of period	$10.36		$10.23		$9.95		$9.82
Total return	2.49%		7.22%		7.77%		6.13%
Net assets end of period (000s)	$11		$11		$468		$5,430
Ratio of expenses to average net assets	0.51	%*(b)	0.51	%(b)	0.55	%(b)	0.50%*
Ratio of net investment income to average net assets	2.17	%*	3.79%		5.99%		6.49%*
Portfolio turnover rate	195%		339%		661%		165%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Low Duration Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$39,092
Foreign currency, at value	63
Receivable for investments sold	6,994
Receivable for Portfolio shares sold	130
Interest receivable	146
Variation margin receivable	6
Swap premiums paid	18
Unrealized appreciation on swap agreements	3

46,452

Liabilities:
Payable for investments purchased	$12,327
Written options outstanding	17
Accrued investment advisory fee	7
Accrued administration fee	7
Accrued servicing fee	4
Unrealized depreciation on swap agreements	4

12,366

Net Assets	$34,086

Net Assets Consist of:
Paid in capital	$33,478
Undistributed net investment income	58
Accumulated undistributed net realized gain	335
Net unrealized appreciation	215

$34,086

Net Assets:
Institutional Class	$11
Administrative Class	34,075
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	3,289
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.36
Administrative Class	10.36
Cost of Investments Owned	$38,859
Cost of Foreign Currency Held	$64

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Low Duration Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$341

Total Income	341

Expenses:
Investment advisory fees	32
Administration fees	32
Distribution and/or servicing fees - Administrative Class	19
Interest expense	1

Total Expenses	84

Net Investment Income	257

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	227
Net realized gain on futures contracts, written options, and swaps	86
Net realized gain on foreign currency transactions	8
Net change in unrealized appreciation on investments	73
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(32)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(6)
Net Gain	356

Net Increase in Assets Resulting from Operations	$613

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$257	$348
Net realized gain	321	242
Net change in unrealized appreciation	35	117

Net increase resulting from operations	613	707

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(289)	(347)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(85)

Total Distributions	(289)	(433)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	17,201	15,004
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	289	432
Cost of shares redeemed
Institutional Class	0	(460)
Administrative Class	(3,234)	(1,388)

Net increase resulting from Portfolio share transactions	14,256	13,589

Total Increase in Net Assets	14,580	13,863

Net Assets:
Beginning of period	19,506	5,643
End of period*	$34,086	$19,506
*Including undistributed net investment income of:	$58	$90

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Low Duration Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 16.7%
Banking & Finance 3.4%
CIT Group, Inc.
7.500% due 11/14/2003	$100	$102
2.780% due 03/01/2004 (a)	70	71
2.618% due 07/30/2004 (a)	100	101
General Electric Capital Corp.
4.250% due 01/15/2008	250	265
General Motors Acceptance Corp.
1.630% due 08/04/2003 (a)	200	200
1.679% due 07/21/2004 (a)	100	99
Household Finance Corp.
4.625% due 01/15/2008	200	214
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)	100	101

		1,153

Industrials 9.3%
Altria Group, Inc.
7.650% due 07/01/2008	200	224
AOL Time Warner, Inc.
6.125% due 04/15/2006	250	274
Clear Channel Communications, Inc.
6.000% due 11/01/2006	250	274
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	200	236
Conoco Funding Co.
5.450% due 10/15/2006	100	110
Cox Communications, Inc.
7.750% due 08/15/2006	250	289
DaimlerChrysler North America Holding Corp.
1.810% due 08/02/2004 (a)	200	200
Harrahs Operating Co., Inc.
7.125% due 06/01/2007	200	226
International Paper Co.
7.625% due 01/15/2007	250	290
Kroger Co.
7.625% due 09/15/2006	250	285
Safeway, Inc.
6.150% due 03/01/2006	250	271
Walt Disney Co.
5.375% due 06/01/2007	250	273
Weyerhaeuser Co.
6.125% due 03/15/2007	200	221

		3,173

Utilities 4.0%
Appalachian Power Co.
4.800% due 06/15/2005	40	42
AT&T Wireless Services, Inc.
7.350% due 03/01/2006	100	112
7.500% due 05/01/2007	150	173
British Telecom PLC
2.413% due 12/15/2003 (a)	100	100
Dominion Resources, Inc.
7.600% due 07/15/2003	100	100
Entergy Mississippi, Inc.
4.350% due 04/01/2008	100	103
France Telecom S.A.
8.700% due 03/01/2006 (a)	100	114
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	100	101
Progress Energy, Inc.
6.750% due 03/01/2006	250	278
Sprint Capital Corp.
5.700% due 11/15/2003	200	201
6.125% due 11/15/2008	35	38

		1,362

Total Corporate Bonds & Notes (Cost $5,523)		5,688

U.S. GOVERNMENT AGENCIES 3.2%
Federal Home Loan Bank
5.500% due 04/17/2006	1,000	1,103

Total U.S. Government Agencies (Cost $1,069)		1,103

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008	341	383
3.875% due 01/15/2009	1,166	1,335
4.250% due 01/15/2010	22	26
3.500% due 01/15/2011	63	72
3.875% due 04/15/2029	34	43

Total U.S. Treasury Obligations (Cost $1,836)		1,859

MORTGAGE-BACKED SECURITIES 29.8%
Collateralized Mortgage Obligations 9.4%
Bank of America Mortgage Securities, Inc.
6.181% due 07/25/2031 (a)	11	11
5.776% due 10/20/2032 (a)	49	51
Bear Stearns Adjustable Rate Mortgage Trust
6.199% due 01/25/2032 (a)	15	15
6.044% due 06/25/2032 (a)	92	94
5.407% due 10/25/2032 (a)	13	14
5.375% due 01/25/2033 (a)	160	163
5.462% due 03/25/2033 (a)	187	191
5.229% due 04/25/2033 (a)	178	182
Countrywide Alternative Loan Trust
4.750% due 01/25/2033	190	192
6.500% due 06/25/2033	286	295
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (a)	77	75
6.181% due 06/25/2032 (a)	25	26
5.760% due 10/25/2032 (a)(h)	71	71
1.429% due 08/25/2033 (a)	93	92
4.370% due 12/19/2039 (a)	25	25
Fannie Mae
5.000% due 09/25/2018	50	50
6.000% due 12/25/2028	88	89
6.000% due 02/25/2029	38	38
6.000% due 08/25/2029	125	127
6.500% due 01/01/2033	93	100
5.000% due 04/25/2033	337	344
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	3	3
Freddie Mac
5.625% due 07/15/2028	39	39
GSR Mortgage Loan Trust
5.358% due 01/25/2032 (a)	64	65
6.000% due 03/25/2032	75	77
6.000% due 07/25/2032	68	69
2.882% due 10/25/2032 (a)	16	16
Master Asset Securitization Trust
5.500% due 07/31/2033	200	203
Residential Funding Mortgage Securities I, Inc.
5.654% due 09/25/2032 (a)	20	20
Sequoia Mortgage Trust
1.443% due 05/20/2032 (a)	88	87
1.403% due 08/20/2032 (a)	45	45
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)	113	112
Structured Asset Securities Corp.
1.335% due 10/25/2027 (a)	68	67
6.750% due 07/25/2029	60	61
6.150% due 07/25/2032 (a)	12	12
Washington Mutual Loan Trust
4.286% due 01/25/2041 (a)	26	26
Washington Mutual Mortgage Securities Corp.
6.190% due 07/25/2032 (a)	46	47
Washington Mutual, Inc.
5.500% due 09/25/2032	15	15
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	9	9

		3,218

Fannie Mae 9.4%
3.147% due 09/01/2040 (a)	64	65
5.500% due 10/01/2017	369	383
6.000% due 06/01/2016-08/13/2033 (b)	2,149	2,236
6.500% due 08/01/2032	99	103
4.500% due 07/17/2018	400	408

		3,195

Federal Housing Administration 0.6%
7.430% due 10/01/2020	198	202

Freddie Mac 10.4%
5.000% due 08/18/2018	100	103
6.000% due 09/01/2016-08/13/2033 (b)	3,250	3,370
6.500% due 08/01/2032	82	86

		3,559

Total Mortgage-Backed Securities (Cost $10,160)		10,174

ASSET-BACKED SECURITIES 2.2%
Ace Securities Corp.
1.375% due 06/25/2032 (a)	13	13
Amortizing Residential Collateral Trust
1.325% due 07/25/2032 (a)	72	72
Centex Home Equity
5.770% due 11/25/2027	350	355
CIT Group Home Equity Loan Trust
1.305% due 06/25/2033 (a)	70	70
Credit-Based Asset Servicing and Securities
1.355% due 06/25/2032 (a)	17	17
Equity One ABS, Inc.
1.315% due 11/25/2032 (a)	61	61
Home Equity Mortgage Trust
1.365% due 11/25/2032 (a)	43	43
Household Mortgage Loan Trust
1.403% due 05/20/2032 (a)	13	13
Irwin Home Equity Loan Trust
1.325% due 06/25/2009 (a)	16	16
Morgan Stanley Dean Witter Capital I
1.365% due 07/25/2032 (a)	32	32
New Century Home Equity Loan Trust
1.305% due 04/25/2030 (a)	10	10
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	57	57

Total Asset-Backed Securities (Cost $761)		759

SOVEREIGN ISSUES 0.2%
Republic of Brazil
2.125% due 04/15/2006 (a)	82	77

Total Sovereign Issues (Cost $77)		77

SHORT-TERM INSTRUMENTS 57.0%
Commercial Paper 53.3%
ABN AMRO Mortgage Corp.
1.200% due 07/07/2003	500	500
Barclays U.S. Funding Corp.
1.200% due 08/27/2003	600	599
0.920% due 09/22/2003	200	199
CBA Finance, Inc.
1.090% due 07/11/2003	100	100
Danske Corp.
1.233% due 07/07/2003	500	500
E. I. du Pont de Nemours & Co.
1.170% due 08/21/2003	600	599
Fannie Mae
1.135% due 08/13/2003	500	499
1.165% due 08/13/2003	700	699
0.950% due 08/27/2003	900	899
0.900% due 09/03/2003	1,500	1,497
1.010% due 09/10/2003	500	499
1.010% due 09/17/2003	2,000	1,995
0.890% due 10/15/2003	1,300	1,296

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
1.165% due 07/16/2003	$1,000	$999
1.165% due 08/01/2003	800	799
Freddie Mac
1.170% due 07/21/2003	1,000	999
1.150% due 08/28/2003	1,300	1,298
1.135% due 10/30/2003	1,100	1,096
1.140% due 11/07/2003	100	100
General Electric Capital Corp.
1.050% due 08/11/2003	600	599
HBOS Treasury Services PLC
1.243% due 07/02/2003	500	500
1.180% due 08/26/2003	200	200
Royal Bank of Scotland PLC
1.220% due 07/16/2003	400	400
Shell Finance
1.120% due 07/10/2003	500	500
UBS Finance, Inc.
1.210% due 07/08/2003	600	600
0.930% due 09/18/2003	200	200

		18,171

Repurchase Agreement 2.7%
State Street Bank
0.800% due 07/01/2003	936	936
(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 2.000% due 11/19/2004 valued at $957. Repurchase proceeds are $936.)

U.S. Treasury Bills 1.0%
1.686% due 08/07/2003-08/14/2003 (b)(d)	325	325

Total Short-Term Instruments (Cost $19,433)		19,432

Total Investments 114.6% (Cost $38,859)		$39,092
Written Options (c) (0.0%) (Premiums $16)		(17)
Other Assets and Liabilities (Net) (14.6%)		(4,989)

Net Assets 100.0%		$34,086

Notes to Schedule of Investments
(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 07/22/2003	$400,000	$4	$6
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 07/22/2003	300,000	3	5
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	300,000	4	0

		$11	$11

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	2	$0	$0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	4	2	3
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	2	0	0
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 8/23/2003	4	3	3

		$5	$6

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(d)	Securities with an aggregate market value of $325 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor September Futures (09/2003) - Long	1	$2
Euro-Bobl 5 Year Note (09/2003) - Long	2	(2)
Eurodollar March Futures (03/2005) - Long	1	2
Eurodollar December Futures (12/2004) - Long	1	2
U.S. Treasury 10 Year Note (09/2003) - Long	7	(4)
U.S. Treasury 30 Year Bond (09/2003) - Long	3	(13)

		$(13)

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/17/2005	BP	2,000	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/15/2032		100	0
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	300	(1)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		200	3
Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.
Exp. 05/19/2004		$30	$0
Receive a fixed rate equal to 1.650% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.

Counterparty:
Exp. 05/30/2005		10	0
Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.

Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 06/20/2004		20	0

			$(1)

(g)	Principal amount denoted in indicated currency:

BP – British Pound

EC – Euro

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $71, which is 0.21% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the

10	Semi-Annual Report | 6.30.03

offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

6.30.03 | Semi-Annual Report	11

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Low Duration Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Low Duration Portfolio	$35,885	$33,546	$6,793	$2,101

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Low Duration Portfolio
Premium
Balance at 12/31/2002	$4
Sales	12
Closing Buys	0
Expirations	0
Exercised	0

Balance at 06/30/2003	$16

12	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Low Duration Portfolio	$272	$(39)	$233

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,669	17,201	1,479	15,004
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	28	289	43	432
Cost of shares redeemed
Institutional Class	0	0	(46)	(460)
Administrative Class	(313)	(3,234)	(137)	(1,388)

Net increase resulting from Portfolio share transactions	1,384	$14,256	1,339	$13,589

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Low Duration Portfolio
Institutional Class	1	100
Administrative Class	6	92

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
LONG-TERM U.S. GOVERNMENT PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Long-Term U.S. Government Portfolio (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Long-Term U.S. Government Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Long-Term U.S. Gov’t Portfolio Administrative Class	18.59%	10.83%
Lehman Brothers Long-Term Treasury Index	19.37%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1999, the first full month following the Portfolio’s Administrative Class inception on 4/30/1999, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index. It is not possible to invest directly in the Index.

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Portfolio’s Administrative Class underperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2003, returning 6.27% versus 6.53% for the Index.

•	Below-Index duration was negative for performance for the first half of the year as interest rates declined.

•	An overweight to intermediate-term maturities helped portfolio performance as intermediate rates rallied and these securities experienced greater price appreciation than longer maturity issues.

•	A mortgage emphasis via agency pass-throughs and longer duration structured mortgages was a slight negative for the Portfolio’s performance.

•	A modest allocation to longer duration corporates was positive. These issues continued to benefit from improved credit fundamentals and increased investor demand.

•	An allocation to real return bonds was negative as real yields fell less than yields on nominal bonds with comparable maturities.

•	A focus on high-quality agency bonds enhanced returns as these securities outperformed Treasuries.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Long-Term U.S. Government Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000	04/30/1999-12/31/1999
Net asset value beginning of period	$11.09	$10.27		$10.56		$9.22	$10.00
Net investment income (a)	0.17	0.44		0.51		0.56	0.36
Net realized/unrealized gain (loss) on investments (a)	0.52	1.31		0.09		1.34	(0.78)
Total income (loss) from investment operations	0.69	1.75		0.60		1.90	(0.42)
Dividends from net investment income	(0.18)	(0.44)		(0.52)		(0.56)	(0.36)
Distributions from net realized capital gains	0.00	(0.49)		(0.37)		0.00	0.00
Total distributions	(0.18)	(0.93)		(0.89)		(0.56)	(0.36)
Net asset value end of period	$11.60	$11.09		$10.27		$10.56	$9.22
Total return	6.27%	17.59%		5.86%		21.24%	(4.28)%
Net assets end of period (000s)	$109,961	$92,256		$33,013		$9,625	$7,173
Ratio of expenses to average net assets	0.65%*	0.65	%(d)	0.65	%(c)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	3.10%*	4.05%		4.75%		5.70%	5.55	%*
Portfolio turnover rate	181%	586%		457%		533%	294%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2001.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2002.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$168,799
Cash	1,790
Receivable for investments sold	14,393
Interest receivable	1,443
Variation margin receivable	229
Unrealized appreciation on swap agreements	13

186,667

Liabilities:
Payable for investments purchased	$55,445
Payable for financing transactions	8,453
Payable for short sale	12,280
Written options outstanding	223
Accrued investment advisory fee	22
Accrued administration fee	22
Accrued servicing fee	12
Swap premiums received	219
Other liabilities	16

76,692

Net Assets	$109,975

Net Assets Consist of:
Paid in capital	$102,082
Undistributed net investment income	962
Accumulated undistributed net realized gain	6,430
Net unrealized appreciation	501

$109,975

Net Assets:
Institutional Class	$14
Administrative Class	109,961
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	9,480
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.60
Administrative Class	11.60
Cost of Investments Owned	$167,802

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Long-Term U.S. Government Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$1,925

Total Income	1,925

Expenses:
Investment advisory fees	127
Administration fees	127
Distribution and/or servicing fees - Administrative Class	77
Trustees’ fees	1
Total Expenses	332

Net Investment Income	1,593

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,304
Net realized gain on futures contracts, written options, and swaps	4,509
Net change in unrealized (depreciation) on investments	(417)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(1,583)
Net Gain	4,813

Net Increase in Assets Resulting from Operations	$6,406

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003 (Unaudited)	Year Ended December 31, 2002
Operations:
Net investment income	$1,593	$2,378
Net realized gain	6,813	4,809
Net change in unrealized appreciation (depreciation)	(2,000)	2,658

Net increase resulting from operations	6,406	9,845

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(1,654)	(2,378)
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(3,799)

Total Distributions	(1,654)	(6,178)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	27,569	64,003
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,654	6,177
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(16,269)	(14,603)

Net increase resulting from Portfolio share transactions	12,954	55,578

Total Increase in Net Assets	17,706	59,245

Net Assets:
Beginning of period	92,269	33,024
End of period*	$109,975	$92,269
*Including undistributed net investment income of:	$962	$1,023

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.6%
Banking & Finance 6.5%
Donaldson, Lufkin & Jenrette, Inc.
1.849% due 07/18/2003 (a)	$100	$100
Ford Motor Credit Co.
1.570% due 04/26/2004 (a)	600	595
1.718% due 07/19/2004 (a)	900	889
1.769% due 07/18/2005 (a)	200	193
General Electric Capital Corp.
1.408% due 09/15/2004 (a)	100	100
1.383% due 03/15/2005 (a)	800	801
General Motors Acceptance Corp.
1.604% due 07/21/2003 (a)	100	100
2.049% due 01/20/2004 (a)	1,100	1,099
Merrill Lynch & Co., Inc.
1.680% due 03/08/2004 (a)	200	201
Morgan Stanley Dean Witter & Co.
1.360% due 09/19/2003 (a)	400	400
National Rural Utilities Cooperative Finance Corp.
2.320% due 04/26/2004 (a)	200	201
5.250% due 07/15/2004	400	417
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,097
U.S. Trade Funding Corp.
4.260% due 11/15/2014	975	1,018

		7,211

Industrials 1.1%
Continental Airlines, Inc.
6.320% due 11/01/2008	1,000	971
DaimlerChrysler North America Holding Corp.
1.610% due 08/16/2004 (a)	200	199

		1,170

Total Corporate Bonds & Notes (Cost $8,185)		8,381

MUNICIPAL BONDS & NOTES 2.0%
Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992 0.000% due 10/01/2022	800	318

Florida 0.5%
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002 5.000% due 06/01/2031	500	525

Illinois 0.8%
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001 5.000% due 11/01/2031	200	207
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	700	689

		896

New York 0.2%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002 5.000% due 11/15/2032	200	208

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002 5.000% due 05/15/2032	250	259

Total Municipal Bonds & Notes (Cost $2,144)		2,206

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
4.850% due 07/02/2004	500	500
4.500% due 10/17/2006	1,000	1,009
5.000% due 11/13/2006	500	507
5.000% due 01/20/2007	1,000	1,019
5.740% due 01/21/2009	1,000	1,025
5.550% due 02/08/2007	900	904
5.250% due 03/22/2007	1,000	1,027
Federal Home Loan Bank
5.015% due 08/26/2005	500	503
4.000% due 02/13/2009	1,000	1,016
5.120% due 01/10/2013	5,000	5,225
Financing Corp.
10.700% due 10/06/2017	650	1,083
Freddie Mac
3.650% due 01/11/2005	1,000	1,001
4.625% due 03/22/2006	1,000	1,008
4.650% due 11/06/2006	1,000	1,011
4.000% due 02/13/2017	200	203
Overseas Private Investment Corp.
3.800% due 08/15/2007 (i)	1,000	1,017
5.590% due 11/30/2010 (i)	700	784

Total U.S. Government Agencies (Cost $18,383)		18,842

U.S. TREASURY OBLIGATIONS 48.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (b)	174	191
3.625% due 01/15/2008	1,136	1,275
3.875% due 04/15/2029	5,584	7,125
U.S. Treasury Bonds
10.625% due 08/15/2015 (c)	1,800	2,987
8.875% due 08/15/2017 (c)	1,400	2,118
6.250% due 08/15/2023 (c)	9,100	11,150
5.500% due 08/15/2028	16,500	18,566
U.S. Treasury Notes
1.625% due 04/30/2005 (c)	3,300	3,333
U.S. Treasury Strips
0.000% due 11/15/2016	2,000	1,112
0.000% due 02/15/2027	8,500	2,623
0.000% due 11/15/2027	9,700	2,883

Total U.S. Treasury Obligations (Cost $53,613)		53,363

MORTGAGE-BACKED SECURITIES 31.0%
Collateralized Mortgage Obligations 26.2%
ABN AMRO Mortgage Corp.
6.500% due 01/25/2017	983	998
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	192	194
5.218% due 03/25/2033 (a)	3,114	3,181
5.430% due 03/25/2033 (a)	1,292	1,317
Countrywide Alternative Loan Trust
6.750% due 12/25/2031	43	43
Fannie Mae
5.000% due 05/25/2015	91	91
1.962% due 04/25/2021	72	73
1.793% due 08/25/2021 (a)	72	73
6.500% due 10/25/2021	31	31
1.662% due 08/25/2022 (a)	45	45
7.000% due 10/25/2022	309	338
1.935% due 04/25/2032	159	160
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	202	227
Freddie Mac
6.000% due 02/15/2015	1,000	1,028
2.312% due 02/15/2021	88	88
5.500% due 06/15/2022	1,000	1,001
7.000% due 07/15/2023	49	54
6.500% due 12/15/2023	221	240
6.000% due 08/15/2025	1,000	1,011
2.012% due 02/15/2027 (a)	85	85
6.000% due 03/15/2027	1,000	1,014
6.500% due 11/15/2027	1,120	1,135
5.625% due 07/15/2028	165	167
1.863% due 10/25/2030	1,054	1,052
6.000% due 12/15/2031	217	227
6.000% due 08/15/2032	1,041	1,094
Government National Mortgage Association
6.000% due 06/16/2032	826	830
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	1,000	1,024
Master Asset Securitization Trust
5.500% due 07/31/2033	900	911
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	8	8
6.500% due 03/25/2032	772	781
Sequoia Mortgage Trust
1.658% due 06/20/2032 (a)	350	350
1.500% due 04/20/2033 (a)	1,000	998
Structured Asset Mortgage Investments, Inc.
7.100% due 02/25/2030 (a)	172	177
6.217% due 03/25/2032 (a)	346	354
1.647% due 09/19/2032 (a)	2,352	2,343
1.740% due 06/18/2033 (a)	1,035	1,033
Structured Asset Securities Corp.
6.500% due 01/25/2032	86	86
1.535% due 07/25/2032 (a)	562	565
1.325% due 01/25/2033 (a)	319	319
United Mortgage Securities Corp.
4.381% due 06/25/2032 (a)	625	634
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	460	473
6.500% due 10/19/2029	150	151
5.390% due 02/25/2031 (a)	840	859
5.150% due 02/25/2033	438	451
5.460% due 02/25/2033 (a)	459	473
5.060% due 05/25/2033 (a)	914	940
3.956% due 01/25/2041 (a)	26	26

		28,753

Fannie Mae 3.8%
6.000% due 08/13/2033	4,000	4,155

Federal Housing Administration 0.5%
6.896% due 07/01/2020	573	584

Freddie Mac 0.5%
7.000% due 12/01/2031	517	543

Total Mortgage-Backed Securities (Cost $33,822)		34,035

ASSET-BACKED SECURITIES 6.9%
Ace Securities Corp.
1.375% due 06/25/2032 (a)	337	337
Countrywide Asset-Backed Certificates
1.295% due 05/25/2032 (a)	78	78
CS First Boston Mortgage Securities Corp.
1.570% due 12/15/2030 (a)	12	13
1.475% due 08/25/2032 (a)	645	647
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	235	236
Financial Asset Securities Corp. AAA Trust
1.150% due 09/25/2033 (a)	958	957
Home Equity Mortgage Trust
1.435% due 09/25/2033 (a)	196	197
Household Automotive Trust
2.750% due 05/17/2005 (a)	343	345
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	629	630
L.A. Arena Funding LLC
7.656% due 12/15/2021	97	106
Novastar Home Equity Loan
1.315% due 01/25/2031 (a)	182	182
Renaissance Home Equity Loan Trust
1.468% due 08/25/2033 (a)	100	100

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust
1.400% due 03/25/2018 (a)	$993	$992
SLM Student Loan Trust
1.640% due 10/27/2025 (a)	167	168
Specialty Underwriting & Residential Finance
1.603% due 06/25/2034	1,000	998
Terwin Mortgage Trust
1.000% due 06/25/2033 (a)	1,200	1,200
WFS Financial Owner Trust
2.820% due 05/20/2005	372	374

Total Asset-Backed Securities (Cost $7,556)		7,560

SOVEREIGN ISSUES 3.4%
International Bank for Reconstruction & Development
7.625% due 01/19/2023	2,700	3,739

Total Sovereign Issues (Cost $3,428)		3,739

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 98.500 Exp. 12/15/2003	60,000	2
U.S. Treasury 10 Year Note September Futures (CBOT)
Strike @ 107.000 Exp. 08/23/2003	25,000	4
U.S. Treasury 5 Year Note September Futures (CBOT)
Strike @ 109.500 Exp. 08/23/2003	20,000	6

Total Purchased Put Options (Cost $10)		12

SHORT-TERM INSTRUMENTS 37.0%
Commercial Paper 35.2%
Fannie Mae
1.010% due 07/01/2003	9,000	9,000
0.900% due 09/03/2003	1,800	1,797
0.980% due 09/10/2003	5,000	4,990
0.900% due 09/17/2003	900	898
0.980% due 09/17/2003	5,000	4,989
0.980% due 09/24/2003	5,000	4,988
0.900% due 10/30/2003	1,400	1,396
Federal Home Loan Bank
1.010% due 07/01/2003	9,000	9,000
1.010% due 07/25/2003	1,600	1,599

		38,657

U.S. Treasury Bills 1.8%
0.993% due 08/07/2003-08/14/2003 (b)(e)	2,005	2,004

Total Short-Term Instruments (Cost $40,661)		40,661

Total Investments 153.5% (Cost $167,802)		$168,799
Written Options (f) (0.2%) (Premiums $207)		(223)
Other Assets and Liabilities (Net) (53.3%)		(58,601)

Net Assets 100.0%		$109,975

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $2,195 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures (03/2005) - Long	15	$(6)
Eurodollar June Futures (06/2005) - Long	15	(7)
Eurodollar September Futures (09/2004) - Long	15	(6)
Eurodollar December Futures (12/2004) - Long	15	(6)
U.S. Treasury 10 Year Note (09/2003) - Long	214	(352)
U.S. Treasury 30 year Bond (09/2003) - Long	189	(339)
U.S. Treasury 5 Year Bond (09/2003) - Long	21	(15)

		$(731)

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	$1,500,000	$23	$29
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	5,800,000	92	113

		$115	$142

Type	# of Contracts	Premium	Value
Call - CME Eurodollar September Futures
Strike @ 98.750 Exp 09/15/2003	12	$4	$6
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	48	18	17
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	45	23	2
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	59	22	7
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	22	16	17
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 116.000 Exp. 08/23/2003	23	9	32

		$92	$81

*	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.

Counterparty: Lehman Brothers, Inc.
Exp. 12/17/2005	$5,000	$13

		$13

(h)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Freddie Mac	4.500	01/15/2013	$8,500	$8,947	$9,184
U.S. Treasury Note	1.625	04/30/2005	3,300	3,333	3,336

				$12,280	$12,520

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,801, which is 1.6% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

6.30.03 | Semi-Annual Report	9

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury

10	Semi-Annual Report | 6.30.03

rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or

6.30.03 | Semi-Annual Report	11

the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Long-Term U.S. Government Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Long-Term U.S. Government Portfolio	$210,957	$152,109	$25,870	$22,186

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Long-Term U.S. Government Portfolio
Premium
Balance at 12/31/2002	$105
Sales	253
Closing Buys	(49)
Expirations	(89)
Exercised	(13)

Balance at 06/30/2003	$207

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Long-Term U.S. Government Portfolio	$1,867	$(870)	$997

12	Semi-Annual Report | 6.30.03

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,463	27,569	5,886	64,003
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	146	1,654	568	6,177
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,445)	(16,269)	(1,353)	(14,603)

Net increase resulting from Portfolio share transactions	1,164	$12,954	5,101	$55,578

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Long-Term U.S. Government Portfolio
Institutional Class	1	100
Administrative Class	2	90

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
LONG-TERM U.S. GOVERNMENT PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Long-Term U.S. Government Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Long-Term U.S. Government Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Long-Term U.S. Gov’t Portfolio Institutional Class	18.77%	12.90%
Lehman Brothers Long-Term Treasury Index	19.37%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index. It is not possible to invest directly in the Index.

PORTFOLIO INSIGHTS

•	The Long-Term U.S. Government Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Portfolio’s Institutional Class underperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2003, returning 6.35% versus 6.53% for the Index.

•	Below-Index duration was negative for performance for the first half of the year as interest rates declined.

•	An overweight to intermediate-term maturities helped portfolio performance as intermediate rates rallied and these securities experienced greater price appreciation than longer maturity issues.

•	A mortgage emphasis via agency pass-throughs and longer duration structured mortgages was a slight negative for the Portfolio’s performance.

•	A modest allocation to longer duration corporates was positive. These issues continued to benefit from improved credit fundamentals and increased investor demand.

•	An allocation to real return bonds was negative as real yields fell less than yields on nominal bonds with comparable maturities.

•	A focus on high-quality agency bonds enhanced returns as these securities outperformed Treasuries.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Long-Term U.S. Government Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001	04/10/2000-12/31/2000
Net asset value beginning of period	$11.09	$10.27		$10.56	$9.90
Net investment income (a)	0.18	0.46		0.54	0.43
Net realized/unrealized gain on investments (a)	0.52	1.31		0.08	0.66
Total income from investment operations	0.70	1.77		0.62	1.09
Dividends from net investment income	(0.19)	(0.46)		(0.54)	(0.43)
Distributions from net realized capital gains	0.00	(0.49)		(0.37)	0.00
Total distributions	(0.19)	(0.95)		(0.91)	(0.43)
Net asset value end of period	$11.60	$11.09		$10.27	$10.56
Total return	6.35%	17.77%		6.03%	11.32%
Net assets end of period (000s)	$14	$13		$11	$10
Ratio of expenses to average net assets	0.50%*	0.50	%(b)	0.50%	0.50%*
Ratio of net investment income to average net assets	3.25%*	4.22%		5.05%	5.97%*
Portfolio turnover rate	181%	586%		457%	553%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.51%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$168,799
Cash	1,790
Receivable for investments sold	14,393
Interest receivable	1,443
Variation margin receivable	229
Unrealized appreciation on swap agreements	13

186,667

Liabilities:
Payable for investments purchased	$55,445
Payable for financing transactions	8,453
Payable for short sale	12,280
Written options outstanding	223
Accrued investment advisory fee	22
Accrued administration fee	22
Accrued servicing fee	12
Swap premiums received	219
Other liabilities	16

76,692

Net Assets	$109,975

Net Assets Consist of:
Paid in capital	$102,082
Undistributed net investment income	962
Accumulated undistributed net realized gain	6,430
Net unrealized appreciation	501

$109,975

Net Assets:
Institutional Class	$14
Administrative Class	109,961
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	9,480
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.60
Administrative Class	11.60
Cost of Investments Owned	$167,802

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Long-Term U.S. Government Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$1,925

Total Income	1,925

Expenses:
Investment advisory fees	127
Administration fees	127
Distribution and/or servicing fees - Administrative Class	77
Trustees’ fees	1

Total Expenses	332

Net Investment Income	1,593

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,304
Net realized gain on futures contracts, written options, and swaps	4,509
Net change in unrealized (depreciation) on investments	(417)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(1,583)
Net Gain	4,813

Net Increase in Assets Resulting from Operations	$6,406

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$1,593	$2,378
Net realized gain	6,813	4,809
Net change in unrealized appreciation (depreciation)	(2,000)	2,658

Net increase resulting from operations	6,406	9,845

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(1,654)	(2,378)
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(3,799)

Total Distributions	(1,654)	(6,178)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	27,569	64,003
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	1,654	6,177
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(16,269)	(14,603)

Net increase resulting from Portfolio share transactions	12,954	55,578

Total Increase in Net Assets	17,706	59,245

Net Assets:
Beginning of period	92,269	33,024
End of period*	$109,975	$92,269
*Including undistributed net investment income of:	$962	$1,023

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.6%
Banking & Finance 6.5%
Donaldson, Lufkin & Jenrette, Inc.
1.849% due 07/18/2003 (a)	$100	$100
Ford Motor Credit Co.
1.570% due 04/26/2004 (a)	600	595
1.718% due 07/19/2004 (a)	900	889
1.769% due 07/18/2005 (a)	200	193
General Electric Capital Corp.
1.408% due 09/15/2004 (a)	100	100
1.383% due 03/15/2005 (a)	800	801
General Motors Acceptance Corp.
1.604% due 07/21/2003 (a)	100	100
2.049% due 01/20/2004 (a)	1,100	1,099
Merrill Lynch & Co., Inc.
1.680% due 03/08/2004 (a)	200	201
Morgan Stanley Dean Witter & Co.
1.360% due 09/19/2003 (a)	400	400
National Rural Utilities Cooperative Finance Corp.
2.320% due 04/26/2004 (a)	200	201
5.250% due 07/15/2004	400	417
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,097
U.S. Trade Funding Corp.
4.260% due 11/15/2014	975	1,018

		7,211

Industrials 1.1%
Continental Airlines, Inc.
6.320% due 11/01/2008	1,000	971
DaimlerChrysler North America Holding Corp.
1.610% due 08/16/2004 (a)	200	199

		1,170

Total Corporate Bonds & Notes (Cost $8,185)		8,381

MUNICIPAL BONDS & NOTES 2.0%
Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	800	318

Florida 0.5%
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	525

Illinois 0.8%
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2031	200	207
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	700	689

		896

New York 0.2%
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	200	208

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	250	259

Total Municipal Bonds & Notes (Cost $2,144)		2,206

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
4.850% due 07/02/2004	500	500
4.500% due 10/17/2006	1,000	1,009
5.000% due 11/13/2006	500	507
5.000% due 01/20/2007	1,000	1,019
5.740% due 01/21/2009	1,000	1,025
5.550% due 02/08/2007	900	904
5.250% due 03/22/2007	1,000	1,027
Federal Home Loan Bank
5.015% due 08/26/2005	500	503
4.000% due 02/13/2009	1,000	1,016
5.120% due 01/10/2013	5,000	5,225
Financing Corp.
10.700% due 10/06/2017	650	1,083
Freddie Mac
3.650% due 01/11/2005	1,000	1,001
4.625% due 03/22/2006	1,000	1,008
4.650% due 11/06/2006	1,000	1,011
4.000% due 02/13/2017	200	203
Overseas Private Investment Corp.
3.800% due 08/15/2007 (i)	1,000	1,017
5.590% due 11/30/2010 (i)	700	784

Total U.S. Government Agencies (Cost $18,383)		18,842

U.S. TREASURY OBLIGATIONS 48.5%
Treasury Inflation Protected Securities (d)
3.375% due 01/15/2007 (b)	174	191
3.625% due 01/15/2008	1,136	1,275
3.875% due 04/15/2029	5,584	7,125
U.S. Treasury Bonds
10.625% due 08/15/2015 (c)	1,800	2,987
8.875% due 08/15/2017 (c)	1,400	2,118
6.250% due 08/15/2023 (c)	9,100	11,150
5.500% due 08/15/2028	16,500	18,566
U.S. Treasury Notes
1.625% due 04/30/2005 (c)	3,300	3,333
U.S. Treasury Strips
0.000% due 11/15/2016	2,000	1,112
0.000% due 02/15/2027	8,500	2,623
0.000% due 11/15/2027	9,700	2,883

Total U.S. Treasury Obligations (Cost $53,613)		53,363

MORTGAGE-BACKED SECURITIES 31.0%
Collateralized Mortgage Obligations 26.2%
ABN AMRO Mortgage Corp.
6.500% due 01/25/2017	983	998
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	192	194
5.218% due 03/25/2033 (a)	3,114	3,181
5.430% due 03/25/2033 (a)	1,292	1,317
Countrywide Alternative Loan Trust
6.750% due 12/25/2031	43	43
Fannie Mae
5.000% due 05/25/2015	91	91
1.962% due 04/25/2021	72	73
1.793% due 08/25/2021 (a)	72	73
6.500% due 10/25/2021	31	31
1.662% due 08/25/2022 (a)	45	45
7.000% due 10/25/2022	309	338
1.935% due 04/25/2032	159	160
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	202	227
Freddie Mac
6.000% due 02/15/2015	1,000	1,028
2.312% due 02/15/2021	88	88
5.500% due 06/15/2022	1,000	1,001
7.000% due 07/15/2023	49	54
6.500% due 12/15/2023	221	240
6.000% due 08/15/2025	1,000	1,011
2.012% due 02/15/2027 (a)	85	85
6.000% due 03/15/2027	1,000	1,014
6.500% due 11/15/2027	1,120	1,135
5.625% due 07/15/2028	165	167
1.863% due 10/25/2030	1,054	1,052
6.000% due 12/15/2031	217	227
6.000% due 08/15/2032	1,041	1,094
Government National Mortgage Association
6.000% due 06/16/2032	826	830
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	1,000	1,024
Master Asset Securitization Trust
5.500% due 07/31/2033	900	911
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	8	8
6.500% due 03/25/2032	772	781
Sequoia Mortgage Trust
1.658% due 06/20/2032 (a)	350	350
1.500% due 04/20/2033 (a)	1,000	998
Structured Asset Mortgage Investments, Inc.
7.100% due 02/25/2030 (a)	172	177
6.217% due 03/25/2032 (a)	346	354
1.647% due 09/19/2032 (a)	2,352	2,343
1.740% due 06/18/2033 (a)	1,035	1,033
Structured Asset Securities Corp.
6.500% due 01/25/2032	86	86
1.535% due 07/25/2032 (a)	562	565
1.325% due 01/25/2033 (a)	319	319
United Mortgage Securities Corp.
4.381% due 06/25/2032 (a)	625	634
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	460	473
6.500% due 10/19/2029	150	151
5.390% due 02/25/2031 (a)	840	859
5.150% due 02/25/2033	438	451
5.460% due 02/25/2033 (a)	459	473
5.060% due 05/25/2033 (a)	914	940
3.956% due 01/25/2041 (a)	26	26

		28,753

Fannie Mae 3.8%
6.000% due 08/13/2033	4,000	4,155

Federal Housing Administration 0.5%
6.896% due 07/01/2020	573	584

Freddie Mac 0.5%
7.000% due 12/01/2031	517	543

Total Mortgage-Backed Securities (Cost $33,822)		34,035

ASSET-BACKED SECURITIES 6.9%
Ace Securities Corp.
1.375% due 06/25/2032 (a)	337	337
Countrywide Asset-Backed Certificates
1.295% due 05/25/2032 (a)	78	78
CS First Boston Mortgage Securities Corp.
1.570% due 12/15/2030 (a)	12	13
1.475% due 08/25/2032 (a)	645	647
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	235	236
Financial Asset Securities Corp. AAA Trust
1.150% due 09/25/2033 (a)	958	957
Home Equity Mortgage Trust
1.435% due 09/25/2033 (a)	196	197
Household Automotive Trust
2.750% due 05/17/2005 (a)	343	345
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	629	630
L.A. Arena Funding LLC
7.656% due 12/15/2021	97	106
Novastar Home Equity Loan
1.315% due 01/25/2031 (a)	182	182
Renaissance Home Equity Loan Trust
1.468% due 08/25/2033 (a)	100	100

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

Schedule of Investments (Cont.)

Long-Term U.S. Government Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust
1.400% due 03/25/2018 (a)	$993	$992
SLM Student Loan Trust
1.640% due 10/27/2025 (a)	167	168
Specialty Underwriting & Residential Finance
1.603% due 06/25/2034	1,000	998
Terwin Mortgage Trust
1.000% due 06/25/2033 (a)	1,200	1,200
WFS Financial Owner Trust
2.820% due 05/20/2005	372	374

Total Asset-Backed Securities (Cost $7,556)		7,560

SOVEREIGN ISSUES 3.4%
International Bank for Reconstruction & Development
7.625% due 01/19/2023	2,700	3,739

Total Sovereign Issues (Cost $3,428)		3,739

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 98.500 Exp. 12/15/2003	60,000	2
U.S. Treasury 10 Year Note September Futures (CBOT)
Strike @ 107.000 Exp. 08/23/2003	25,000	4
U.S. Treasury 5 Year Note September Futures (CBOT)
Strike @ 109.500 Exp. 08/23/2003	20,000	6

Total Purchased Put Options (Cost $10)		12

SHORT-TERM INSTRUMENTS 37.0%
Commercial Paper 35.2%
Fannie Mae
1.010% due 07/01/2003	9,000	9,000
0.900% due 09/03/2003	1,800	1,797
0.980% due 09/10/2003	5,000	4,990
0.900% due 09/17/2003	900	898
0.980% due 09/17/2003	5,000	4,989
0.980% due 09/24/2003	5,000	4,988
0.900% due 10/30/2003	1,400	1,396
Federal Home Loan Bank
1.010% due 07/01/2003	9,000	9,000
1.010% due 07/25/2003	1,600	1,599

		38,657

U.S. Treasury Bills 1.8%
0.993% due 08/07/2003-08/14/2003 (b)(e)	2,005	2,004

Total Short-Term Instruments (Cost $40,661)		40,661

Total Investments 153.5% (Cost $167,802)		$168,799
Written Options (f) (0.2%) (Premiums $207)		(223)
Other Assets and Liabilities (Net) (53.3%)		(58,601)

Net Assets 100.0%		$109,975

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $2,195 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)
Eurodollar March Futures (03/2005) - Long	15	$(6)
Eurodollar June Futures (06/2005) - Long	15	(7)
Eurodollar September Futures (09/2004) - Long	15	(6)
Eurodollar December Futures (12/2004) - Long	15	(6)
U.S. Treasury 10 Year Note (09/2003) - Long	214	(352)
U.S. Treasury 30 year Bond (09/2003) - Long	189	(339)
U.S. Treasury 5 Year Bond (09/2003) - Long	21	(15)

		$(731)

(c)	Security, or a portion thereof, subject to financing transaction.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	$1,500,000	$23	$29
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	5,800,000	92	113

		$115	$142

Type	# of Contracts	Premium	Value
Call - CME Eurodollar September Futures
Strike @ 98.750 Exp 09/15/2003	12	$4	$6
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	48	18	17
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	45	23	2
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	59	22	7
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	22	16	17
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 116.000 Exp. 08/23/2003	23	9	32

		$92	$81

*	The Portfolio will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%. Counterparty: Lehman Brothers, Inc.
Exp. 12/17/2005	$5,000	$13

		$13

(h)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Freddie Mac	4.500	01/15/2013	$8,500	$8,947	$9,184
U.S. Treasury Note	1.625	04/30/2005	3,300	3,333	3,336

				$12,280	$12,520

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,801, which is 1.6% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

6.30.03 | Semi-Annual Report	9

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury

10	Semi-Annual Report | 6.30.03

rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or

6.30.03 | Semi-Annual Report	11

the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Long-Term U.S. Government Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Long-Term U.S. Government Portfolio	$210,957	$152,109	$25,870	$22,186

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Long-Term U.S. Government Portfolio
Premium
Balance at 12/31/2002	$105
Sales	253
Closing Buys	(49)
Expirations	(89)
Exercised	(13)

Balance at 06/30/2003	$207

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Long-Term U.S. Government Portfolio	$1,867	$(870)	$997

12	Semi-Annual Report | 6.30.03

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,463	27,569	5,886	64,003
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	146	1,654	568	6,177
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,445)	(16,269)	(1,353)	(14,603)

Net increase resulting from Portfolio share transactions	1,164	$12,954	5,101	$55,578

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Long-Term U.S. Government Portfolio
Institutional Class	1	100
Administrative Class	2	90

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Money Market Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Money Market Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Money Market Portfolio Institutional Class	1.22%	3.30%
Citigroup 3-Month Treasury Bill Index	1.41%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results.  Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the Index. Prior to 4/7/03 the Citigroup 3-Month Treasury Bill Index was known as the Salomon Smith Barney 3-Month Treasury Bill Index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

PORTFOLIO INSIGHTS

•	The Money Market Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The total return performance of the Portfolio was 0.50% for the six-month period ended June 30, 2003, versus a return of 0.59% for its benchmark, the Citigroup 3-Month Treasury Bill Index.

•	Already low interest rates plunged to levels not seen in 45 years as investors had anticipated that inflation would remain tame.

•	The Portfolio’s average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	The 3-month Treasury sector outperformed short maturity securities from other sectors.

•	U.S.-issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	The Investment Adviser used high quality U.S. agency and shorter-term, fixed and floating rate U.S. corporates to boost portfolio income, while limiting credit risk.

•	Seven-day and thirty-day SEC yields were 0.83% and 0.91%, respectively, at the end of the period. These yields were competitive with yields on similar duration portfolios.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Money Market Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002	12/31/2001	04/10/2000-12/31/2000
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.01	0.02	0.04	0.04
Total income from investment operations	0.01	0.02	0.04	0.04
Dividends from net investment income	(0.01)	(0.02)	(0.04)	(0.04)
Total distributions	(0.01)	(0.02)	(0.04)	(0.04)
Net asset value end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.50%	1.56%	3.99%	4.60%
Net assets end of period (000s)	$12	$11	$11	$80
Ratio of expenses to average net assets	0.35%*	0.35%	0.35%	0.35%*
Ratio of net investment income to average net assets	0.99%*	1.58%	4.59%	6.02%*
Portfolio turnover rate	N/A	N/A	N/A	N/A

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Money Market Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$26,779
Cash	1
Receivable for investments sold	1,029
Receivable for Portfolio shares sold	21
Interest receivable	74

27,904

Liabilities:
Dividends payable	1
Accrued investment advisory fee	4
Accrued administration fee	5
Accrued servicing fee	3

13

Net Assets	$27,891

Net Assets Consist of:
Paid in capital	$27,891
Undistributed net investment income	6
Accumulated undistributed net realized (loss)	(6)

$27,891

Net Assets:
Institutional Class	$12
Administrative Class	27,879
Shares Issued and Outstanding:
Institutional Class	12
Administrative Class	27,879
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00
Cost of Investments Owned	$26,779

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Money Market Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$182

Total Income	182

Expenses:
Investment advisory fees	20
Administration fees	27
Distribution and/or servicing fees - Administrative Class	20

Total Expenses	67

Net Investment Income	115

Net Realized Gain:
Net realized gain on investments	3
Net Gain	3

Net Increase in Assets Resulting from Operations	$118

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$115	$291
Net realized gain	3	0

Net increase resulting from operations	118	291

Distributions to Shareholders:
From net investment income
Institutional Class	0	0
Administrative Class	(118)	(291)

Total Distributions	(118)	(291)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	1	0
Administrative Class	8,976	38,288
Issued as reinvestment of distributions
Institutional Class	0	0
Administrative Class	118	291
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(7,065)	(25,589)

Net increase resulting from Portfolio share transactions	2,030	12,990

Total Increase in Net Assets	2,030	12,990

Net Assets:
Beginning of period	25,861	12,871
End of period*	$27,891	$25,861
*Including undistributed net investment income of:	$6	$9

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Money Market Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 96.0%
Commercial Paper 84.7%
ABN AMRO Mortgage Corp.
1.040% due 07/16/2003	$400	$400
Australia and New Zealand Banking Group Ltd.
1.330% due 03/05/2004	300	300
Bell Atlantic New Jersey, Inc.
5.875% due 02/01/2004	350	359
Bristol-Myers Squibb Co.
0.920% due 10/28/2003	400	399
CBA Finance, Inc.
1.230% due 07/23/2003	900	899
Danske Corp.
1.280% due 07/10/2003	200	200
Dupont De Nemours & Co.
8.125% due 03/15/2004	330	345
Fannie Mae
1.050% due 07/31/2003	1,600	1,599
1.170% due 08/27/2003	200	200
1.175% due 08/27/2003	300	299
0.990% due 10/22/2003	3,700	3,688
5.625% due 05/14/2004	400	415
Federal Home Loan Bank
1.010% due 07/01/2003	5,100	5,100
5.195% due 01/29/2004	165	169
4.750% due 06/28/2004	400	415
Freddie Mac
3.750% due 04/15/2004	900	918
General Electric Capital Corp.
1.220% due 07/09/2003	200	200
1.140% due 07/10/2003	600	600
6.267% due 07/23/2003	300	301
HBOS Treasury Services PLC
1.250% due 07/16/2003	500	500
0.970% due 08/27/2003	100	100
1.401% due 01/16/2004	500	500
Lloyds Bank PLC
1.250% due 07/10/2003	100	100
National Westminster Bank PLC
9.375% due 11/15/2003	500	515
Nestle Capital Corp.
1.195% due 08/01/2003	500	499
Oesterreichische Kontrollbank AG
4.625% due 11/03/2003	100	101
Procter & Gamble Co.
5.250% due 09/15/2003	300	302
Province of Alberta
4.875% due 10/29/2003	250	253
Queensland Treasury Corp.
1.170% due 07/11/2003	800	800
Rabobank Nederland NV
1.230% due 07/07/2003	600	600
Royal Bank of Scotland PLC
1.255% due 07/02/2003	100	100
1.225% due 07/09/2003	600	600
Svenska Handelsbank, Inc.
1.250% due 07/01/2003	300	300
Toyota Motor Credit Corp.
5.625% due 11/13/2003	175	178
Wells Fargo Financial, Inc.
7.250% due 07/14/2003	460	461
5.375% due 09/30/2003	300	303
Westpac Trust Securities NZ Ltd.
1.250% due 07/10/2003	200	200
1.200% due 08/27/2003	400	399

		23,617

Repurchase Agreement 11.3%
State Street Bank
0.800% due 07/01/2003	3,162	3,162
(Dated 06/30/2003. Collateralized by Fannie Mae 3.125% due 10/01/2003 valued at $3,227. Repurchase proceeds are $3,162.)

Total Short-Term Instruments (Cost $26,779)		26,779

Total Investments 96.0% (Cost $26,779)		$26,779
Other Assets and Liabilities (Net) 4.0%		1,112

Net Assets 100.0%		$27,891

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.     Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.     Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.     Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

8	Semi-Annual Report | 6.30.03

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Money Market Portfolio	0.35%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Money Market Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	1	$1	0	$0
Administrative Class	8,976	8,976	38,288	38,288
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	118	118	291	291
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(7,065)	(7,065)	(25,589)	(25,589)

Net increase resulting from Portfolio share transactions	2,030	$2,030	12,990	$12,990

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Money Market Portfolio
Institutional Class	1	100
Administrative Class	1	99

6.30.03 | Semi-Annual Report	9

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH , CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
REAL RETURN PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Real Return Portfolio (Institutional Class)	2	8

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Real Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Real Return Portfolio Institutional Class	17.24%	13.52%
Lehman Brothers Global Real: U.S. TIPS Index	15.39%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Global Real: U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities. Treasury Inflation Protection Securities (TIPS) are guaranteed by the U.S. government (for timely payment of principal and interest), however, the shares of the Portfolio are not.

PORTFOLIO INSIGHTS

•	The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

•	For the six months ended June 30, 2003, the Institutional Class shares of the Portfolio returned 6.88%, outperforming the 6.34% return of the Lehman Brothers Global Real: U.S. TIPS Index.

•	For the six month period, real yields decreased by 0.50%, compared to 0.37% for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 1.69% at June 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.57% on December 31, 2002. The 12-month CPI-U change for the period ending June 30, 2003, was 2.11%.

•	The effective duration of the Portfolio was 6.9 years on June 30, 2003, compared to a duration of 7.5 years for the benchmark.

•	The Portfolio’s duration was lower than the benchmark for most of the period, which was negative for performance as real yields dropped.

•	The Portfolio was overweight on the front end of the yield curve during the period, which benefited performance.

•	The Portfolio’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Portfolio.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Real Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001	04/10/2000-12/31/2000
Net asset value beginning of period	$11.90	$10.56		$10.34	$10.11
Net investment income (a)	0.32	0.49		0.57	0.62
Net realized/unrealized gain on investments (a)	0.49	1.36		0.43	0.23
Total income from investment operations	0.81	1.85		1.00	0.85
Dividends from net investment income	(0.29)	(0.49)		(0.64)	(0.62)
Distributions from net realized capital gains	(0.00)	(0.02)		(0.14)	0.00
Total distributions	(0.29)	(0.51)		(0.78)	(0.62)
Net asset value end of period	$12.42	$11.90		$10.56	$10.34
Total return	6.88%	17.93%		9.79%	8.73%
Net assets end of period (000s)	$26,525	$16		$14	$3,294
Ratio of expenses to average net assets	0.50%*	0.51	%(b)	0.50%	0.50%*
Ratio of net investment income to average net assets	5.21%*	4.40%		5.32%	8.41%*
Portfolio turnover rate	169%	87%		58%	18%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Real Return Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$405,422
Cash	1,464
Receivable for investments sold	527
Receivable for Portfolio shares sold	36
Interest receivable	1,034

408,483

Liabilities:
Payable for investments purchased	$195,174
Payable for short sale	520
Written options outstanding	112
Accrued investment advisory fee	41
Accrued administration fee	41
Accrued servicing fee	19
Variation margin payable	38
Other liabilities	1,500

197,445

Net Assets	$211,038

Net Assets Consist of:
Paid in capital	$201,248
Undistributed net investment income	110
Accumulated undistributed net realized gain	10,536
Net unrealized (depreciation)	(856)

$211,038

Net Assets:
Institutional Class	$26,525
Administrative Class	184,513
Shares Issued and Outstanding:
Institutional Class	2,135
Administrative Class	14,854
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$12.42
Administrative Class	12.42
Cost of Investments Owned	$406,407

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Real Return Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$3,906
Miscellaneous income	1

Total Income	3,907

Expenses:
Investment advisory fees	179
Administration fees	179
Distribution and/or servicing fees - Administrative Class	100
Trustees’ fees	1

Total Expenses	459

Net Investment Income	3,448

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,697
Net realized (loss) on futures contracts, written options, and swaps	(90)
Net change in unrealized (depreciation) on investments	(4,606)
Net change in unrealized appreciation on futures contracts, written options, and swaps	119
Net Gain	6,120

Net Increase in Assets Resulting from Operations	$9,568

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$3,448	$1,329
Net realized gain	10,607	231
Net change in unrealized appreciation (depreciation)	(4,487)	3,524

Net increase resulting from operations	9,568	5,084

Distributions to Shareholders:
From net investment income
Institutional Class	(271)	(1)
Administrative Class	(3,229)	(1,328)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(140)

Total Distributions	(3,500)	(1,469)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	25,391	0
Administrative Class	107,172	88,409
Issued as reinvestment of distributions
Institutional Class	271	1
Administrative Class	3,229	1,468
Cost of shares redeemed
Institutional Class	(17)	0
Administrative Class	(21,816)	(10,173)

Net increase resulting from Portfolio share transactions	114,230	79,705

Total Increase in Net Assets	120,298	83,320

Net Assets:
Beginning of period	90,740	7,420
End of period*	$211,038	$90,740
*Including undistributed net investment income of:	$110	$162

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Cash Flows

Real Return Portfolio

For six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:
Financing Activities:
Sales of Portfolio shares	$132,834
Redemptions of Portfolio shares	(21,879)
Proceeds from financing transactions	(76,275)

Net increase from financing activities	34,680

Operating Activities:
Purchases of long-term securities and foreign currency	(195,488)
Proceeds from sales of long-term securities and foreign currency	270,940
Purchases of short-term securities (net)	(115,066)
Net investment income	3,448
Change in other receivables/payables (net)	2,949

Net (decrease) from operating activities	(33,217)

Net Increase in Cash	1,463

Cash:
Beginning of period	1
End of period	$1,464

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

Schedule of Investments

Real Return Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.3%
Banking & Finance 4.0%
CIT Group, Inc.
2.540% due 01/09/2004 (a)	$2,300	$2,312
Ford Motor Credit Co.
3.195% due 10/25/2004 (a)	200	201
1.769% due 07/18/2005 (a)	200	193
General Motors Acceptance Corp.
1.630% due 08/04/2003 (a)	200	200
2.049% due 01/20/2004 (a)	1,600	1,599
Phoenix Quake Ltd.
3.515% due 07/03/2008	2,000	1,998
Residential Reinsurance Ltd.
6.230% due 06/08/2006 (a)	1,000	1,001
Studio Re Ltd.
6.378% due 07/07/2006 (a)	750	752
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	103

		8,359

Industrials 0.4%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109
Pemex Project Funding Master Trust
7.375% due 12/15/2014	500	549
8.625% due 02/01/2022	200	229

		887

Utilities 0.9%
British Telecom PLC
2.413% due 12/15/2003 (a)	300	301
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	115
Entergy Gulf States, Inc.
2.040% due 06/18/2007	1,500	1,500

		1,916

Total Corporate Bonds & Notes (Cost $11,092)		11,162

U.S. TREASURY OBLIGATIONS 99.3%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	2,897	3,182
3.625% due 01/15/2008	40,234	45,150
3.875% due 01/15/2009	21,267	24,364
4.250% due 01/15/2010	36,826	43,351
3.500% due 01/15/2011	3,691	4,194
3.375% due 01/15/2012	2,068	2,340
3.000% due 07/15/2012	25,842	28,487
3.625% due 04/15/2028	15,845	19,318
3.875% due 04/15/2029	30,709	39,188

Total U.S. Treasury Obligations (Cost $210,872)		209,574

MORTGAGE-BACKED SECURITIES 0.0%
Fannie Mae 0.0%
4.497% due 11/01/2024 (a)	26	26

Total Mortgage-Backed Securities (Cost $26)		26

ASSET-BACKED SECURITIES 0.9%
Bear Stearns Asset-Backed Securities, Inc.
1.470% due 07/25/2033 (g)	2,000	1,999

Total Asset-Backed Securities (Cost $2,000)		1,999

SOVEREIGN ISSUES 2.8%
Republic of Brazil
2.125% due 04/15/2006 (a)	192	180
2.187% due 04/15/2009 (a)	141	119
8.000% due 04/15/2014	616	541
11.000% due 08/17/2040	200	181
Republic of Colombia
10.000% due 01/23/2012	2,100	2,357
Republic of Italy
1.175% due 10/22/2003	$1,800	$1,794
United Mexican States
6.375% due 01/16/2013	700	744

Total Sovereign Issues (Cost $5,664)		5,916

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Note September Futures (CBOT)
Strike @ 132.000 Exp. 08/23/2003	7,000	1

Total Purchased Call Options (Cost $1)		1

PURCHASED PUT OPTIONS 0.0%
Treasury Inflated Protected Securities (OTC)
3.875% due 01/15/2009
Strike @ 99.000 Exp. 08/06/2003	10,000	0

Total Purchased Put Options (Cost $2)		0

SHORT-TERM INSTRUMENTS 83.8%
Commercial Paper 81.9%
ABN AMRO Mortgage Corp.
1.240% due 07/02/2003	5,000	5,000
Anz, Inc.
1.225% due 07/30/2003	5,200	5,195
Barclays U.S. Funding Corp.
0.920% due 09/22/2003	6,000	5,985
CBA Finance, Inc.
1.220% due 07/08/2003	3,700	3,699
1.220% due 08/01/2003	1,000	999
Danske Corp.
1.230% due 07/07/2003	7,500	7,498
1.240% due 07/28/2003	5,000	4,995
Fannie Mae
0.950% due 07/01/2003	15,000	15,000
1.130% due 09/03/2003	10,000	9,981
0.980% due 09/10/2003	10,000	9,979
0.900% due 09/17/2003	8,000	7,982
0.990% due 09/17/2003	12,000	11,973
0.980% due 09/24/2003	12,000	11,970
Federal Home Loan Bank
0.950% due 07/01/2003	15,000	15,000
1.205% due 07/16/2003	1,600	1,599
0.970% due 07/25/2003	8,900	8,894
1.165% due 08/01/2003	8,200	8,192
1.150% due 10/29/2003	8,300	8,271
Freddie Mac
1.170% due 07/10/2003	1,200	1,200
1.195% due 07/17/2003	800	800
General Electric Capital Corp.
1.250% due 07/23/2003	300	300
1.200% due 08/21/2003	300	299
HBOS Treasury Services PLC
0.960% due 08/01/2003	4,000	3,997
1.210% due 08/28/2003	1,500	1,497
Royal Bank of Scotland PLC
1.220% due 07/16/2003	3,000	2,998
1.230% due 08/06/2003	500	499
Svenska Handelsbank, Inc.
1.250% due 07/07/2003	5,000	4,999
UBS Finance, Inc.
0.930% due 09/18/2003	$6,000	$5,986
0.920% due 09/24/2003	200	200
Westpac Trust Securities Ltd.
1.200% due 07/02/2003	6,000	6,000
1.200% due 07/09/2003	1,900	1,900

		172,887

Repurchase Agreement 1.0%
State Street Bank
0.800% due 07/01/2003	2,068	2,068
(Dated 06/30/2003. Collateralized by Fannie Mae 1.910% due 04/29/2005 valued at $2,113. Repurchase proceeds are $2,068.)

U.S. Treasury Bills 0.9%
1.021% due 08/07/2003-08/14/2003 (b)(d)	1,790	1,789

Total Short-Term Instruments (Cost $176,750)		176,744

Total Investments 192.1% (Cost $406,407)		$405,422
Written Options (e) (0.1%) (Premiums $92)		(112)
Other Assets and Liabilities (Net) (92.0%)		(194,272)

Net Assets 100.0%		$211,038

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $689 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation
U.S. Treasury 10 Year Note (09/2003 ) - Short	100	$140

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	52	$46	$110
Call - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	55	46	2

		$92	$112

(f)	Short sales open at June 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	4.000	11/15/2012	$500	$520	$527

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $1,999, which is 0.9% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell

10	Semi-Annual Report | 6.30.03

when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Real Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses.

6.30.03 | Semi-Annual Report	11

In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Real Return Portfolio	$371,007	$269,150	$15,820	$1,192

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Real Return Portfolio
Premium
Balance at 12/31/2002	$0
Sales	153
Closing Buys	0
Expirations	(61)
Exercised	0

Balance at 06/30/2003	$92

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Real Return Portfolio	$587	$(1,572)	$(985)

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Real Return Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	2,113	$25,391	0	$0
Administrative Class	8,760	107,172	7,686	88,409
Issued as reinvestment of distributions
Institutional Class	22	271	0	1
Administrative Class	265	3,229	128	1,468
Cost of shares redeemed
Institutional Class	(1)	(17)	0	0
Administrative Class	(1,796)	(21,816)	(890)	(10,173)

Net increase resulting from Portfolio share transactions	9,363	$114,230	6,924	$79,705

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Real Return Portfolio
Institutional Class	1	100
Administrative Class	5	62

12	Semi-Annual Report | 6.30.03

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW. PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
SHORT-TERM PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Short-Term Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Short-Term Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Short-Term Portfolio Institutional Class	3.55%	5.06%
Citigroup 3-Month Treasury Bill Index	1.41%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/28/2000, compared to the Citigroup 3-Month Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the Index. Prior to 4/7/03 the Citigroup 3-Month Treasury Bill Index was known as the Salomon Smith Barney 3-Month Treasury Bill Index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Portfolio’s share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The total return performance of the Portfolio was 1.62% for the six-month period ended June 30, 2003, outperforming the 0.59% return of the Citigroup 3-Month Treasury Bill Index.

•	A duration longer than the effective benchmark was modestly positive for performance as rates fell.

•	Mortgages enhanced the Portfolio’s yield and credit quality.

•	Corporate holdings provided high relative yields and positive price performance as credit risk premiums fell.

•	An allocation to real return bonds was neutral as real yields fell roughly in line with those on nominal bonds.

•	Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to relatively high yields and improving credit quality.

•	Asset-backed bonds helped returns, providing attractive relative yields.

•	Short maturity Eurozone exposure was a slight positive as these maturities fell more than U.S. rates amid expectations of more easing by the European Central Bank.

•	Option strategies added incremental income and contributed positively to overall performance.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Short-Term Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002	12/31/2001		04/10/2000-12/31/2000
Net asset value beginning of period	$10.08	$10.08	$10.01		$10.00
Net investment income (a)	0.09	0.30	0.53		0.45
Net realized/unrealized gain (loss) on investments (a)	0.07	(0.01)	0.12		0.01
Total income from investment operations	0.16	0.31	0.65		0.46
Dividends from net investment income	(0.11)	(0.30)	(0.54)		(0.45)
Distributions from net realized capital gains	0.00	(0.01)	(0.04)		0.00
Total distributions	(0.11)	(0.31)	(0.58)		(0.45)
Net asset value end of period	$10.13	$10.08	$10.08		$10.01
Total return	1.62%	3.18%	6.59%		4.64%
Net assets end of period (000s)	$10,119	$4,893	$4,093		$3,388
Ratio of expenses to average net assets	0.45%*	0.45%	0.47	%(b)(c)	0.45%*
Ratio of net investment income to average net assets	1.86%*	2.99%	5.30%		6.56%*
Portfolio turnover rate	68%	60%	94%		281%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.46% for the year ended December 31, 2001.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Short-Term Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$16,185
Cash	1
Foreign currency, at value	12
Receivable for Portfolio shares sold	1
Interest receivable	71
Variation margin receivable	2
Unrealized appreciation on swap agreements	13

16,285

Liabilities:
Payable for investments purchased	$110
Written options outstanding	11
Payable for Portfolio shares redeemed	11
Accrued investment advisory fee	3
Accrued administration fee	3
Accrued servicing fee	1

139

Net Assets	$16,146

Net Assets Consist of:
Paid in capital	$16,047
Undistributed (overdistributed) net investment income	(9)
Accumulated undistributed net realized gain	39
Net unrealized appreciation	69

$16,146

Net Assets:
Institutional Class	$10,119
Administrative Class	6,027
Shares Issued and Outstanding:
Institutional Class	999
Administrative Class	595
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.13
Administrative Class	10.13
Cost of Investments Owned	$16,162
Cost of Foreign Currency Held	$12

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Short-Term Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$136
Miscellaneous income	7

Total Income	143

Expenses:
Investment advisory fees	15
Administration fees	12
Distribution and/or servicing fees - Administrative Class	4

Total Expenses	31

Net Investment Income	112

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6
Net realized gain on futures contracts, written options, and swaps	62
Net realized (loss) on foreign currency transactions	(2)
Net change in unrealized appreciation on investments	1
Net change in unrealized appreciation on futures contracts, written options, and swaps	5
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1
Net Gain	73

Net Increase in Assets Resulting from Operations	$185

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$112	$227
Net realized gain (loss)	66	(25)
Net change in unrealized appreciation	7	50

Net increase resulting from operations	185	252

Distributions to Shareholders:
From net investment income
Institutional Class	(69)	(136)
Administrative Class	(58)	(91)
From net realized capital gains
Institutional Class	0	(7)
Administrative Class	0	(6)

Total Distributions	(127)	(240)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	6,317	945
Administrative Class	2,511	3,406
Issued as reinvestment of distributions
Institutional Class	69	142
Administrative Class	58	97
Cost of shares redeemed
Institutional Class	(1,188)	(290)
Administrative Class	(912)	(855)

Net increase resulting from Portfolio share transactions	6,855	3,445

Total Increase in Net Assets	6,913	3,457

Net Assets:
Beginning of period	9,233	5,776
End of period*	$16,146	$9,233
*Including undistributed (overdistributed) net investment income of:	$(9)	$6

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Short-Term Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.2%
Banking & Finance 7.0%
Bear Stearns Cos., Inc.
1.676% due 09/21/2004 (a)	$100	$100
CIT Group, Inc.
5.500% due 02/15/2004	130	133
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	80	89
Ford Motor Credit Co.
2.040% due 03/08/2004 (a)	100	100
General Motors Acceptance Corp.
1.390% due 08/18/2003 (a)	104	104
1.990% due 05/17/2004 (a)	100	99
4.500% due 07/15/2006	30	30
Household International Netherlands BV
6.200% due 12/01/2003	105	107
Merrill Lynch & Co., Inc.
1.578% due 05/21/2004 (a)	105	105
Popular North America, Inc.
6.625% due 01/15/2004	60	62
U.S. Bank National Association
1.360% due 11/14/2003 (a)	90	90
Unibank A/S
1.680% due 05/28/2007 (a)	50	50
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	60	60

		1,129

Industrials 7.0%
Clear Channel Communications, Inc.
7.250% due 09/15/2003	50	51
DaimlerChrysler North America Holding Corp.
1.810% due 08/01/2003 (a)	200	200
HCA, Inc.
6.730% due 07/15/2045	50	50
Kellogg Co.
6.625% due 01/29/2004	60	62
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	100	99
Newell Co.
5.700% due 09/22/2003	50	50
Norfolk Southern Corp.
7.875% due 02/15/2004	100	104
Park Place Entertainment Corp.
7.950% due 08/01/2003	90	90
Raytheon Co.
5.700% due 11/01/2003	50	50
Safeway, Inc.
6.050% due 11/15/2003	80	81
TCI Communications, Inc.
8.650% due 09/15/2004	40	43
Time Warner, Inc.
7.975% due 08/15/2004	100	106
Weyerhaeuser Co.
2.243% due 09/15/2003 (a)	150	150

		1,136

Utilities 6.2%
ALLETE, Inc.
2.179% due 10/20/2003 (a)	100	100
Appalachian Power Co.
1.990% due 08/20/2003 (a)	90	90
AT&T Corp.
6.375% due 03/15/2004	110	113
Baltimore Gas & Electric Co.
6.125% due 07/01/2003	60	60
British Telecom PLC
2.413% due 12/15/2003 (a)	100	100
Commonwealth Edison Co.
1.915% due 09/30/2003 (a)	100	100
DTE Energy Co.
6.000% due 06/01/2004	25	26
Entergy Gulf States Inc
3.600% due 06/01/2008	100	100
Florida Power Corp.
6.000% due 07/01/2003	50	50
Niagara Mohawk Power Co.
7.375% due 07/01/2003	$76	$76
Ohio Edison Co
4.000% due 05/01/2008	30	31
Sprint Capital Corp.
5.700% due 11/15/2003	150	151

		997

Total Corporate Bonds & Notes (Cost $3,243)		3,262

U.S. GOVERNMENT AGENCIES 2.4%
Federal Home Loan Bank
6.270% due 08/26/2004	175	184
3.250% due 09/26/2005	200	201

Total U.S. Government Agencies (Cost $385)		385

U.S. TREASURY OBLIGATIONS 3.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	35	38
3.625% due 01/15/2008	478	536

Total U.S. Treasury Obligations (Cost $580)		574

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.8%
Bank of America Mortgage Securities, Inc.
6.357% due 07/25/2032 (a)	64	66
5.768% due 10/20/2032 (a)	49	51
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	15	15
Countrywide Home Loans, Inc.
4.855% due 09/19/2032 (a)	41	42
CS First Boston Mortgage Securities Corp.
1.931% due 03/25/2032 (a)	230	226
5.726% due 05/25/2032 (a)	39	40
1.375% due 07/25/2032 (a)	68	68
First Republic Mortgage Loan Trust
1.480% due 08/15/2032 (a)	96	95
Freddie Mac
5.500% due 08/15/2004	21	21
5.625% due 07/15/2028	55	56
5.750% due 06/15/2029	39	40
5.750% due 05/15/2031	50	50
Sequoia Mortgage Trust
1.668% due 04/20/2033 (a)(g)	60	60
Structured Asset Mortgage Investments, Inc.
1.422% due 09/19/2032 (a)	94	94
Wachovia Bank Commercial Mortgage Trust
1.225% due 06/15/2013 (a)	40	40
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	88	89
5.207% due 10/25/2032 (a)	40	41

		1,094

Fannie Mae 4.9%
5.500% due 11/01/2016-09/01/2017 (b)	650	676
6.000% due 06/01/2017	117	122

		798

Freddie Mac 1.2%
6.500% due 08/01/2032	51	54
9.500% due 12/01/2019	121	135

		189

Government National Mortgage Association 1.5%
4.000% due 02/20/2032 (a)	195	202
6.000% due 03/15/2032	36	38

		240

Total Mortgage-Backed Securities (Cost $2,317)		2,321

ASSET-BACKED SECURITIES 3.2%
Bear Stearns Asset-Backed Securities, Inc.
1.365% due 10/25/2032 (a)	$28	$28
CDC Mortgage Capital Trust
1.375% due 01/25/2032 (a)	80	80
Contimortgage Home Equity Loan Trust
1.360% due 04/15/2029 (a)	100	100
CS First Boston Mortgage Securities Corp.
1.475% due 08/25/2032 (a)	27	27
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	38	38
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.385% due 09/25/2032 (a)	75	76
Irwin Home Equity Loan Trust
1.305% due 07/25/2032 (a)	60	60
Morgan Stanley Dean Witter Capital I
1.405% due 07/25/2030 (a)	25	25
Renaissance Home Equity Loan Trust
1.475% due 08/25/2033 (a)	20	20
Saxon Asset Securities Trust
1.435% due 12/25/2032 (a)	26	26
Terwin Mortgage Trust
1.000% due 06/25/2033 (a)	30	30

Total Asset-Backed Securities (Cost $509)		510

SOVEREIGN ISSUES 1.6%
Province of Alberta
4.875% due 10/29/2003	100	101
Republic of Brazil
2.125% due 04/15/2006 (a)	106	99
10.000% due 01/16/2007	30	31
2.187% due 04/15/2009 (a)	35	30

Total Sovereign Issues (Cost $256)		261

SHORT-TERM INSTRUMENTS 54.9%
Commercial Paper 53.8%
Barclays U.S. Funding Corp.
0.930% due 08/25/2003	200	200
CBA Finance, Inc.
1.220% due 08/01/2003	400	400
Danske Corp.
1.190% due 08/21/2003	300	299
0.915% due 09/19/2003	100	100
Fannie Mae
1.200% due 07/16/2003	500	500
1.135% due 08/13/2003	200	200
1.150% due 08/13/2003	1,000	999
1.165% due 08/13/2003	500	499
Federal Home Loan Bank
1.175% due 07/02/2003	1,300	1,300
1.135% due 11/05/2003	200	199
Freddie Mac
1.195% due 07/17/2003	600	600
1.110% due 08/21/2003	1,800	1,797
HBOS Treasury Services PLC
1.195% due 08/20/2003	300	299
Royal Bank of Scotland PLC
1.215% due 07/08/2003	500	500
Shell Finance PLC
1.190% due 08/14/2003	400	399
UBS Finance, Inc.
1.210% due 07/08/2003	400	400

		8,691

Repurchase Agreement 0.6%
State Street Bank
0.800% due 07/01/2003	91	91
(Dated 06/30/2003. Collateralized by Federal Home Loan Bank 3.375% due 05/14/2004 valued at $97. Repurchase proceeds are $91.)

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills 0.5%
1.079% due 08/07/2003-08/14/2003 (b)(d)	$90	$90

Total Short-Term Instruments (Cost $8,872)		8,872

Total Investments 100.3% (Cost $16,162)		$16,185
Written Options (e) (0.1%) (Premiums $26)		(11)
Other Assets and Liabilities (Net) (0.2%)		(28)

Net Assets 100.0%		$16,146

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $90 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Written Put Options Strike @ 97.250 (03/2004) - Short	14	$10
Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	7	5
Euribor Purchase Put Options Strike @ 95.125 (03/2004) - Long	21	0
Euribor Written Put Options Strike @ 97.000 (12/2004) - Short	14	4
Euribor Purchase Put Options Strike @ 93.750 (12/2004) - Long	14	0
Euribor Written Put Options Strike @ 97.500 (12/2004) - Short	3	(2)
Euribor Purchase Put Options Strike @ 95.000 (12/2004) - Long	4	0
Euribor March Futures (03/2005) - Long	1	0
Euribor June Futures (06/2005) - Long	1	(1)
Euribor September Futures (09/2005) - Long	1	(1)
Eurodollar March Futures (03/2006) - Long	1	0
Eurodollar June Futures (06/2005) - Long	1	1
Eurodollar September Futures (09/2005) - Long	1	1
Eurodollar December Futures (12/2005) - Long	1	0

		$17

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	$140,000	$3	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.000%* Exp. 01/07/2005	140,000	3	10

		$6	$11

Type	# of Contracts	Premium	Value
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	4	$3	$0
Put - CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	8	9	0
Put - CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	6	8	0

		$20	$0

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.360% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Counterparty: ABN AMRO Bank, N.V.

Exp. 07/11/2003	$50	$0

Receive a fixed rate equal to 0.410% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Counterparty: Goldman Sachs & Co.

Exp. 06/07/2004	100	0

Receive a fixed rate equal to 0.730% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.

Counterparty: Bear, Stearns & Co., Inc.

Exp. 06/20/2005	80	0

Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 8.375% due 01/14/2011.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 12/16/2003	90	0
Receive a fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011. Counterparty: Goldman Sachs & Co.
Exp. 04/15/2004	30	0

Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 01/16/2005	$75	$13

		$13

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $60, which is 0.37% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of

10	Semi-Annual Report | 6.30.03

sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to

6.30.03 | Semi-Annual Report	11

the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Short-Term Portfolio	0.45%	0.60%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Short-Term Portfolio	$2,716	$1,641	$2,903	$2,898

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Short-Term Portfolio
Premium
Balance at 12/31/2002	$37
Sales	30
Closing Buys	(41)
Expirations	0
Exercised	0

Balance at 06/30/2003	$26

12	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Short-Term Portfolio	$41	$(18)	$23

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Short-Term Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	624	$6,317	95	$945
Administrative Class	248	2,511	339	3,406
Issued as reinvestment of distributions
Institutional Class	7	69	14	142
Administrative Class	6	58	10	97
Cost of shares redeemed
Institutional Class	(118)	(1,188)	(29)	(290)
Administrative Class	(90)	(912)	(85)	(855)

Net increase resulting from Portfolio share transactions	677	$6,855	344	$3,445

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Short-Term Portfolio
Institutional Class	3	99
Administrative Class	4	92

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
STOCKSPLUS GROWTH AND INCOME PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
StocksPLUS Growth and Income Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

StocksPLUS Growth and Income Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
StocksPLUS Growth and Income Portfolio Institutional Class	1.46%	-9.07%
S&P 500 Index	0.25%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/28/2000, compared to the S&P 500 Index, which is an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The StocksPLUS Growth & Income Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index delivered a total return of 11.76% in the first half of 2003, as the stock market rallied in association with fading concern about the war in Iraq and increasing investor confidence.

•	The Portfolio’s Institutional Class posted a total return of 13.60%, outperforming the S&P 500 Index by 1.56% in the first half of 2003.

•	A duration longer than the effective benchmark was positive for performance as short-term interest rates fell modestly due to Fed easing and continued economic uncertainty.

•	Mortgage-backed securities enhanced the Portfolio’s yield and credit quality, although the sector detracted from overall performance due to increased prepayment risk.

•	Corporate holdings provided high relative yields and generally positive price performance as credit risk premiums fell.

•	A small position in emerging market bonds boosted returns. This asset class continued to gain amid strong demand from investors drawn to relatively high yields and improving credit quality.

•	Short maturity Eurozone exposure was a slight positive for performance; yields on these maturities fell more than U.S. rates amid expectations of more easing by the European Central Bank.

2	Semi-Annual Report | 6.30.03

Financial Highlights

StocksPLUS Growth and Income Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		04/10/2000-12/31/2000
Net asset value beginning of period	$7.27	$9.36		$11.05		$13.21
Net investment income (a)	0.10	0.23		0.45		0.49
Net realized/unrealized (loss) on investments (a)	0.99	(2.10)		(1.71)		(1.48)
Total loss from investment operations	1.09	(1.87)		(1.26)		(0.99)
Dividends from net investment income	(0.19)	(0.22)		(0.43)		(0.63)
Distributions from net realized capital gains	0.00	0.00		0.00		(0.54)
Total distributions	(0.19)	(0.22)		(0.43)		(1.17)
Net asset value end of period	$8.17	$7.27		$9.36		$11.05
Total return	13.60%	(20.08)%		(11.28)%		(7.91)%
Net assets end of period (000s)	$1,705	$786		$187		$63
Ratio of expenses to average net assets	0.50%*	0.50	%(d)	0.52	%(b)(c)	0.50%*
Ratio of net investment income to average net assets	2.71%*	2.84%		4.60%		5.79%*
Portfolio turnover rate	69%	192%		547%		350%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.53% for the year ended December 31, 2001.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.51% for the year ended December 31, 2002.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$263,199
Cash	2
Foreign currency, at value	978
Receivable for investments sold	9,030
Unrealized appreciation on forward foreign currency contracts	4
Receivable for Portfolio shares sold	140
Interest receivable	707
Variation margin receivable	750
Swap premiums paid	3
Unrealized appreciation on swap agreements	161
Other assets	1

274,975

Liabilities:
Payable for investments purchased	$28,040
Written options outstanding	67
Payable for Portfolio shares redeemed	1,333
Accrued investment advisory fee	80
Accrued administration fee	20
Accrued servicing fee	31
Variation margin payable	742
Unrealized depreciation on swap agreements	5
Other liabilities	5

30,323

Net Assets	$244,652

Net Assets Consist of:
Paid in capital	$364,842
Undistributed net investment income	1,891
Accumulated undistributed net realized (loss)	(124,018)
Net unrealized appreciation	1,937

$244,652

Net Assets:
Institutional Class	$1,705
Administrative Class	242,947
Shares Issued and Outstanding:
Institutional Class	209
Administrative Class	29,825
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.17
Administrative Class	8.15
Cost of Investments Owned	$262,660
Cost of Foreign Currency Held	$985

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

StocksPLUS Growth and Income Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$2,980
Miscellaneous income	721

Total Income	3,701

Expenses:
Investment advisory fees	458
Administration fees	115
Distribution and/or servicing fees - Administrative Class	171
Trustees’ fees	2
Organization costs	1

Total Expenses	747

Net Investment Income	2,954

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	77
Net realized gain on futures contracts, written options, and swaps	24,438
Net realized (loss) on foreign currency transactions	(72)
Net change in unrealized appreciation on investments	974
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,412
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	82
Net Gain	26,911

Net Increase in Assets Resulting from Operations	$29,865

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$2,954	$6,234
Net realized gain (loss)	24,443	(56,743)
Net change in unrealized appreciation (depreciation)	2,468	(3,568)

Net increase (decrease) resulting from operations	29,865	(54,077)

Distributions to Shareholders:
From net investment income
Institutional Class	(13)	(21)
Administrative Class	(1,889)	(6,408)

Total Distributions	(1,902)	(6,429)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	749	847
Administrative Class	42,498	121,856
Issued as reinvestment of distributions
Institutional Class	13	21
Administrative Class	1,889	6,408
Cost of shares redeemed
Institutional Class	(22)	(76)
Administrative Class	(48,217)	(108,884)

Net increase (decrease) resulting from Portfolio share transactions	(3,090)	20,172

Total Increase (Decrease) in Net Assets	24,873	(40,334)

Net Assets:
Beginning of period	219,779	260,113
End of period*	$244,652	$219,779
*Including undistributed net investment income of:	$1,891	$839

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 10.6%
Banking & Finance 3.6%
CIT Group, Inc.
5.625% due 05/17/2004	$700	$723
General Motors Acceptance Corp.
3.280% due 03/04/2005 (a)	900	902
Goldman Sachs Group, Inc.
7.009% due 02/10/2004 (a)	0	0
Household Finance Corp.
4.625% due 01/15/2008	1,000	1,068
National Rural Utilities Cooperative Finance Corp.
2.320% due 04/26/2004 (a)	2,100	2,114
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)	3,900	3,948

		8,755

Industrials 4.7%
Coastal Corp.
6.200% due 05/15/2004	3,000	2,985
Enron Corp.
8.000% due 08/15/2005 (b)	1,700	485
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	3,600	3,552
Park Place Entertainment Corp.
7.950% due 08/01/2003	1,430	1,435
Walt Disney Co.
3.900% due 09/15/2003	1,200	1,206
Waste Management, Inc.
7.000% due 10/01/2004	300	318
Weyerhaeuser Co.
2.243% due 09/15/2003 (a)	1,700	1,700

		11,681

Utilities 2.3%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	2,500	2,500
Niagara Mohawk Power Co.
7.375% due 07/01/2003	529	529
Sprint Capital Corp.
5.700% due 11/15/2003	2,100	2,108
7.900% due 03/15/2005	400	434

		5,571

Total Corporate Bonds & Notes (Cost $26,909)		26,007

MUNICIPAL BONDS & NOTES 0.4%
California 0.4%
Golden State Tobacco Securitization Corporate Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,100	1,074

Total Municipal Bonds & Notes (Cost $1,095)		1,074

U.S. TREASURY OBLIGATIONS 6.2%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008 (c)	12,857	14,428
3.875% due 01/15/2009	112	128
3.500% due 01/15/2011	422	480

Total U.S. Treasury Obligations (Cost $13,799)		15,036

MORTGAGE-BACKED SECURITIES 26.0%
Collateralized Mortgage Obligations 12.4%
Bear Stearns Adjustable Rate Mortgage Trust
6.158% due 01/25/2032 (a)	281	283
6.003% due 06/25/2032 (a)	771	788
5.367% due 01/25/2033 (a)	1,842	1,879
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	683	698
CS First Boston Mortgage Securities Corp.
1.435% due 02/25/2032 (a)	784	787
1.266% due 03/25/2032 (a)	1,009	997
1.330% due 03/25/2032 (a)	2,290	2,248
5.726% due 05/25/2032 (a)	$1,249	$1,286
5.917% due 06/25/2032 (a)	325	332
6.181% due 06/25/2032 (a)	806	830
4.370% due 12/19/2039 (a)	448	450
DLJ Mortgage Acceptance Corp.
1.535% due 06/25/2026 (a)	249	249
Fannie Mae
8.000% due 05/01/2030	81	87
8.000% due 06/01/2030	77	83
Federal Home Loan Bank
6.000% due 08/15/2026	955	965
Freddie Mac
5.500% due 11/15/2015	586	599
5.750% due 12/15/2016	232	232
5.250% due 04/15/2026	716	722
6.000% due 01/15/2029	1,120	1,132
GE Capital Mortgage Services, Inc.
6.500% due 12/25/2023	46	46
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	901	910
Housing Securities, Inc.
2.036% due 07/25/2032 (a)(j)	218	218
Master Asset Securitization Trust
5.375% due 10/25/2032	460	470
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	1,408	1,405
PNC Mortgage Securities Corp.
7.375% due 05/25/2040 (a)	61	60
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)(j)	36	36
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,853	1,874
Salomon Brothers Mortgage Securities VII, Inc.
5.596% due 12/25/2030 (a)	913	922
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	168	168
Structured Asset Securities Corp.
1.335% due 10/25/2027 (a)	889	874
6.500% due 10/25/2031 (a)	2,088	2,169
Washington Mutual Loan Trust
6.019% due 10/19/2039 (a)	1,229	1,231
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	430	441
6.010% due 04/25/2031 (a)	280	283
5.458% due 02/25/2033 (a)	4,319	4,449

		30,203

Fannie Mae 5.6%
5.000% due 07/17/2018	2,000	2,066
5.371% due 04/01/2033 (a)	1,067	1,095
6.000% due 04/01/2013-08/13/2033 (d)	10,006	10,422
6.500% due 09/01/2005	54	55
8.000% due 09/01/2031	136	146

		13,784

Freddie Mac 2.5%
6.000% due 07/01/2016-08/13/2033 (d)	5,150	5,339
6.500% due 08/01/2032	823	857

		6,196

Government National Mortgage Association 5.5%
4.375% due 02/20/2027 (a)	559	577
4.500% due 05/20/2028 (a)	1,106	1,129
5.000% due 11/20/2029 (a)	720	748
5.375% due 04/20/2024-04/20/2027 (a)(d)	2,516	2,608
5.750% due 08/20/2024 (a)	63	64
6.000% due 08/20/2033	6,000	6,279
7.500% due 07/15/2030-12/15/2030 (d)	72	76
8.000% due 04/15/2027-02/15/2031 (d)	1,833	1,980
8.500% due 04/20/2030	29	31

		13,492

Total Mortgage-Backed Securities (Cost $63,446)		63,675

ASSET-BACKED SECURITIES 3.5%
Ameriquest Mortgage Securities, Inc.
1.345% due 05/25/2032 (a)	$543	$544
Countrywide Asset-Backed Certificates
1.295% due 05/25/2032 (a)	3,363	3,359
Green Tree Recreational, Equipment, & Consumer Trust
6.550% due 07/15/2028	79	79
Home Equity Mortgage Trust
1.365% due 11/25/2032 (a)	1,626	1,628
North Carolina State Education Authority
1.440% due 06/01/2009 (a)	2,819	2,818
Option One Mortgage Loan Trust
1.365% due 04/25/2030 (a)	207	206

Total Asset-Backed Securities (Cost $8,638)		8,634

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	1,056	993
2.187% due 04/15/2009 (a)	141	118

Total Sovereign Issues (Cost $1,109)		1,111

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (OTC)
Strike @ 94.000 Exp. 12/15/2003	106,000	0
PNC Mortgage Securities Corp. (OTC)
2.243% due 01/00/1900
Strike @ 100.000 Exp. 04/01/2005	1,300	0
S&P 500 Index September Futures (OTC)
Strike @ 550.000 Exp. 09/19/2003	56	6

Total Purchased Put Options (Cost $8)		6

SHORT-TERM INSTRUMENTS 60.4%
Commercial Paper 53.4%
ABN AMRO North America
1.200% due 07/07/2003	800	800
ABN AMRO North America Finance
1.040% due 07/16/2003	6,000	5,997
Anz (Delaware), Inc.
1.235% due 07/09/2003	4,800	4,799
1.225% due 07/30/2003	2,000	1,998
Barclays U.S. Funding Corp.
1.200% due 08/27/2003	1,900	1,896
CBA Finance, Inc.
1.220% due 07/08/2003	3,800	3,799
Fannie Mae
1.170% due 07/02/2003	1,500	1,500
1.165% due 07/23/2003	900	899
1.195% due 08/11/2003	5,800	5,792
1.150% due 08/13/2003	2,000	1,997
1.180% due 08/25/2003	7,100	7,087
1.080% due 09/30/2003	3,500	3,491
Federal Home Loan Bank
1.180% due 07/11/2003	2,000	1,999
1.200% due 07/16/2003	5,800	5,797
1.165% due 08/01/2003	12,000	11,988
Freddie Mac
1.155% due 07/03/2003	13,000	12,999
1.195% due 07/17/2003	5,100	5,097
1.185% due 09/03/2003	2,300	2,296
General Electric Capital Corp.
1.030% due 07/23/2003	2,000	1,999
1.050% due 08/11/2003	4,100	4,095

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
HBOS Treasury Services PLC
1.250% due 07/16/2003	$1,100	$1,100
1.240% due 07/24/2003	2,000	1,999
1.120% due 08/28/2003	2,400	2,395
1.000% due 09/15/2003	600	599
Lloyds Bank PLC
0.980% due 09/09/2003	1,900	1,896
Rabobank Nederland NV
1.310% due 07/01/2003	7,000	7,000
Royal Bank of Scotland PLC
1.220% due 07/16/2003	6,200	6,197
1.230% due 08/06/2003	4,800	4,794
Shell Finance
1.120% due 07/10/2003	6,800	6,798
Svenska Handelsbank, Inc.
1.220% due 07/01/2003	3,000	3,000
TotalFinaElf Capital S.A.
1.300% due 07/01/2003	5,600	5,600
Westpac Trust Securities Ltd.
1.200% due 08/27/2003	3,000	2,994

		130,697

Repurchase Agreement 2.4%
State Street Bank
0.800% due 07/01/2003	5,766	5,766
(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 3.125% due 10/01/2003 valued at $5,886. Repurchase proceeds are $5,766.)

U.S. Treasury Bills 4.6%
1.091% due 08/07/2003-08/14/2003 (c)(d)	11,205	11,193

Total Short-Term Instruments (Cost $147,656)		147,656

Total Investments 107.6% (Cost $262,660)		$263,199
Written Options (g) (0.0%) (Premiums $108)		(67)
Other Assets and Liabilities (Net) (7.6%)		(18,480)

Net Assets 100.0%		$244,652

Notes to Schedule of Investments

    (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $22,459 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Purchased Put Options Strike @ 96.375 (06/2004) - Long	106	$0
Euribor Written Put Options Strike @ 97.500 (09/2003) - Short	147	83
Euribor Purchased Put Options Strike @ 96.250 (12/2003) - Long	60	(1)
Euribor Purchased Put Options Strike @ 93.000 (12/2004) - Long	$55	$(1)
United Kingdom Purchase Put Options Strike @ 93.750 (06/2004) - Long	6	0
Euribor March Futures (03/2004) - Long	3	2
Euribor September Futures (09/2003) - Long	11	17
Euribor September Futures (09/2005) - Long	53	(33)
Euribor December Futures (12/2004) - Long	7	1
United Kingdom 90 Day LIBOR Futures (03/2004) - Long	3	(1)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	3	(1)
S & P 500 Index (09/2003) - Long	1,003	1,099
Eurodollar March Futures (03/2004) - Long	14	27
Eurodollar March Futures (03/2005) - Long	1	2
Eurodollar September Futures (09/2004) - Long	1	2
Eurodollar December Futures (12/2004) - Long	5	9

		$1,205

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	1,400	$(5)

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 05/19/2004		$400	$2

Receive a fixed rate equal to 5.000% and the Portfolio will pay to the counterparty at par in the event of default of Sprint Capital Corp. 7.625% due 01/30/2011.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 05/28/2004		5,000	159
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700% Counterparty: J.P. Morgan Chase & Co.
Exp. 04/30/2004		4,734	0

			$156

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	$3,000	$31	$53
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	3,000	39	3

		$70	$56

Type	# of Contracts	Premium	Value
Put - CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	86	$38	$11

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(h)	Principal amount denoted in indicated currency:

EC – Euro

(i)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Sell	EC	751	07/2003	$4	$0	$4

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $254, which is 0.10% of net assets.

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.     Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	9

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate,

10	Semi-Annual Report | 6.30.03

total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on

6.30.03 | Semi-Annual Report	11

a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
StocksPLUS Growth and Income Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
StocksPLUS Growth and Income Portfolio	$63,507	$57,262	$19,329	$38,800

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

StocksPLUS Growth and Income Portfolio
Premium
Balance at 12/31/2002	$74
Sales	228
Closing Buys	0
Expirations	(194)
Exercised	0

Balance at 06/30/2003	$108

12	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
StocksPLUS Growth and Income Portfolio	$2,031	$(1,492)	$539

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Growth and Income Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	102	$749	95	$847
Administrative Class	5,773	42,498	15,080	121,856
Issued as reinvestment of distributions
Institutional Class	2	13	3	21
Administrative Class	248	1,889	823	6,408
Cost of shares redeemed
Institutional Class	(3)	(22)	(10)	(76)
Administrative Class	(6,400)	(48,217)	(13,486)	(108,884)

Net increase (decrease) resulting from Portfolio share transactions	(278)	$(3,090)	2,505	$20,172

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
StocksPLUS Growth and Income Portfolio
Institutional Class	1	100
Administrative Class	3	91

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO II
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Total Return Portfolio II (Administrative Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Total Return Portfolio II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Total Return Portfolio II Administrative Class	10.41%	8.59%
Lehman Brothers Aggregate Bond Index	10.40%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 6/01/1999, the first full month following the Portfolio’s Administrative Class inception on 5/28/1999, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the Index.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Portfolio’s Administrative Class returned 4.77% for the six-month period ended June 30, 2003, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.93% for the period.

•	Portfolio duration was near the benchmark throughout the period, and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as yield curve shape changed little over the period.

•	Near benchmark exposure to mortgages had little impact on relative performance. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate underweight was negative as corporates outperformed, but positive security selection of telecom and energy pipeline issues mitigated this impact.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Total Return Portfolio II (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		12/31/2000	05/28/1999-12/31/1999
Net asset value beginning of period	$10.09	$10.12		$10.24		$9.82	$10.00
Net investment income (a)	0.09	0.38		0.48		0.63	0.32
Net realized/unrealized gain (loss) on investments (a)	0.39	0.41		0.49		0.44	(0.18)
Total income from investment operations	0.48	0.79		0.97		1.07	0.14
Dividends from net investment income	(0.10)	(0.40)		(0.48)		(0.65)	(0.32)
Distributions from net realized capital gains	0.00	(0.42)		(0.61)		0.00	0.00
Total distributions	(0.10)	(0.82)		(1.09)		(0.65)	(0.32)
Net asset value end of period	$10.47	$10.09		$10.12		$10.24	$9.82
Total return	4.77%	7.97%		9.72%		11.30%	1.41%
Net assets end of period (000s)	$17,577	$16,882		$2,403		$2,203	$5,128
Ratio of expenses to average net assets	0.65%*	0.66	%(d)	0.65	%(c)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	1.71%*	3.73%		4.56%		6.34%	5.38	%*
Portfolio turnover rate	302%	418%		606%		937%	378%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the year ended December 31, 2001.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Total Return Portfolio II

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$20,094
Cash	4
Receivable for investments sold	972
Interest receivable	71
Variation margin receivable	13

21,154

Liabilities:
Payable for investments purchased	$3,501
Written options outstanding	49
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Variation margin payable	1

3,561

Net Assets	$17,593

Net Assets Consist of:
Paid in capital	$16,867
Undistributed net investment income	29
Accumulated undistributed net realized gain	539
Net unrealized appreciation	158

$17,593

Net Assets:
Institutional Class	$16
Administrative Class	17,577
Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	1,678
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.47
Administrative Class	10.47
Cost of Investments Owned	$19,918

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Total Return Portfolio II

For the period ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$203

Total Income	203

Expenses:
Investment advisory fees	21
Administration fees	21
Distribution and/or servicing fees - Administrative Class	13

Total Expenses	55

Net Investment Income	148

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	294
Net realized gain on futures contracts, written options, and swaps	221
Net change in unrealized appreciation on investments	146
Net change in unrealized appreciation on futures contracts, written options, and swaps	5
Net Gain	666

Net Increase in Assets Resulting from Operations	$814

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$148	$160
Net realized gain	515	219
Net change in unrealized appreciation (depreciation)	151	(55)

Net increase resulting from operations	814	324

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(50)
Administrative Class	(166)	(110)
From net realized capital gains
Institutional Class	0	(48)
Administrative Class	0	(102)

Total Distributions	(168)	(310)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	0	14,872
Issued as reinvestment of distributions
Institutional Class	2	98
Administrative Class	166	212
Cost of shares redeemed
Institutional Class	(1,200)	(2,745)
Administrative Class	(120)	(600)

Net increase (decrease) resulting from Portfolio share transactions	(1,152)	11,837

Total Increase (Decrease) in Net Assets	(506)	11,851

Net Assets:
Beginning of period	18,099	6,248
End of period*	$17,593	$18,099
*Including undistributed net investment income of:	$29	$49

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Total Return Portfolio II

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.2%
Banking & Finance 2.3%
CIT Group, Inc.
5.500% due 02/15/2004	$30	$31
2.618% due 07/30/2004 (a)	40	40
2.798% due 01/31/2005 (a)	100	101
EOP Operating L.P.
5.875% due 01/15/2013	100	108
General Electric Capital Corp.
6.125% due 02/22/2011	20	23
General Motors Acceptance Corp.
1.679% due 07/21/2004 (a)	100	99

		402

Industrials 2.2%
AOL Time Warner, Inc.
7.625% due 04/15/2031	100	116
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2008	170	175
Williams Cos., Inc.
7.875% due 09/01/2021	100	98

		389

Utilities 3.7%
AEP Texas Central Co.
2.540% due 02/15/2005 (a)	10	10
Appalachian Power Co.
4.800% due 06/15/2005	20	21
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	25	30
El Paso Corp.
6.750% due 05/15/2009	50	46
Entergy Gulf States, Inc.
2.040% due 06/18/2007	200	200
Sprint Capital Corp.
7.625% due 01/30/2011	100	114
TXU Corp.
7.000% due 03/15/2013	100	111
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	100	111

		643

Total Corporate Bonds & Notes (Cost $1,362)		1,434

MUNICIPAL BONDS & NOTES 3.0%
California 0.6%
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	100	105

New Jersey 0.9% Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019	70	66
6.750% due 06/01/2039	100	91

		157

New York 0.7%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.890% due 06/15/2023 (a)	25	28
New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 02/01/2033	100	104

		132

Texas 0.1%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	21

Washington 0.7%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	100	116

Total Municipal Bonds & Notes (Cost $526)		531

U.S. TREASURY OBLIGATIONS 16.6%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	$151	$166
3.625% due 01/15/2008	273	306
3.875% due 01/15/2009	460	527
4.250% due 01/15/2010	11	13
3.500% due 01/15/2011	53	60
3.375% due 01/15/2012	104	117
3.000% due 07/15/2012	409	451
3.875% due 04/15/2029	112	143
U.S. Treasury Bonds
7.250% due 05/15/2016	200	266
7.500% due 11/15/2016	30	41
8.750% due 05/15/2017	200	299
U.S. Treasury Strips
0.000% due 05/15/2017	1,000	540

Total U.S. Treasury Obligations (Cost $2,858)		2,929

MORTGAGE-BACKED SECURITIES 25.8%
Collateralized Mortgage Obligations 6.8%
Bank of America Mortgage Securities, Inc.
6.500% due 12/25/2031	17	17
Bear Stearns Adjustable Rate Mortgage Trust
6.461% due 10/25/2031 (a)	14	15
6.159% due 08/25/2032 (a)	10	10
5.229% due 03/25/2033 (a)	93	95
Chase Mortgage Finance Corp.
6.190% due 12/25/2029 (a)	5	5
Countrywide Home Loans, Inc.
5.608% due 03/19/2032 (a)	8	8
6.500% due 08/25/2032 (a)	1	1
CS First Boston Mortgage Securities Corp.
6.230% due 04/25/2032 (a)	4	4
5.917% due 06/25/2032 (a)	46	47
6.181% due 06/25/2032 (a)	55	57
2.360% due 08/25/2033 (a)	28	28
Fannie Mae
5.000% due 09/25/2018	42	42
6.000% due 08/25/2029	138	139
5.000% due 04/25/2033	258	263
Federal Home Loan Bank
5.500% due 03/15/2015	12	12
Freddie Mac
5.250% due 03/15/2028	66	67
5.850% due 10/15/2031	19	19
5.750% due 04/15/2032	6	6
Government National Mortgage Association
1.818% due 09/20/2030 (a)	22	22
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	19	19
6.000% due 03/25/2032	60	61
6.000% due 07/25/2032	46	46
Master Asset Securitization Trust
5.500% due 07/31/2033	100	101
Merrill Lynch Mortgage Investors, Inc.
1.618% due 01/20/2030 (a)	9	9
Morgan Stanley Capital I
7.460% due 02/15/2020	31	31
Residential Funding Mortgage Securities I, Inc.
5.645% due 09/25/2032 (a)	10	10
6.250% due 09/25/2032	7	8
Structured Asset Mortgage Investments, Inc.
1.647% due 09/19/2032 (a)	9	9
Structured Asset Securities Corp.
5.800% due 09/25/2031	3	3
6.500% due 09/25/2031 (a)	34	35
6.150% due 07/25/2032 (a)	6	6

		1,195

Fannie Mae 13.9%
5.000% due 07/17/2018	1,500	1,550
5.500% due 10/01/2017-11/01/2017 (c)	109	114
6.000% due 06/01/2016-08/13/2033 (a)(c)	$688	$717
6.500% due 08/01/2032	59	62

		2,443

Freddie Mac 3.7%
4.362% due 01/01/2028 (a)	10	10
4.584% due 07/01/2027 (a)	10	10
5.000% due 08/18/2018	90	93
6.000% due 09/01/2016-08/13/2033 (c)	450	468
6.500% due 08/01/2032	62	64

		645

Government National Mortgage Association 1.4%
4.375% due 02/20/2027 (a)	44	46
4.500% due 05/20/2030 (a)	32	33
6.500% due 01/15/2029-05/15/2032 (c)	170	178

		257

Total Mortgage-Backed Securities (Cost $4,538)		4,540

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
1.590% due 06/25/2032 (a)	37	37
CIT Group Home Equity Loan Trust
1.590% due 06/25/2033 (a)	22	22
Equity One ABS, Inc.
1.600% due 11/25/2032 (a)	33	33
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	6	6
Irwin Home Equity Loan Trust
1.610% due 06/25/2029 (a)	7	7
Morgan Stanley Dean Witter Capital I
1.650% due 07/25/2032 (a)	16	16

Total Asset-Backed Securities (Cost $121)		121

	Shares
PREFERRED SECURITY 0.7%
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100,000	128

Total Preferred Security (Cost $102)		128

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 59.2%
Commercial Paper 57.3%
Fannie Mae
1.165% due 07/23/2003	$1,200	1,199
1.160% due 08/06/2003	1,600	1,598
1.135% due 08/13/2003	800	799
1.165% due 08/13/2003	1,200	1,198
1.010% due 09/10/2003	700	699
1.010% due 09/17/2003	700	698
1.010% due 09/24/2003	700	698
Federal Home Loan Bank
1.135% due 11/05/2003	500	498
Freddie Mac
1.150% due 07/15/2003	300	300
1.195% due 07/17/2003	300	300
1.160% due 07/30/2003	200	200
1.185% due 09/03/2003	600	599
1.130% due 11/06/2003	300	299
1.140% due 11/07/2003	1,000	996

		10,081

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 0.8%
State Street Bank
0.800% due 07/01/2003	$130	$130
(Dated 06/30/2003. Collateralized by Freddie Mac 2.550% due 10/01/2004 valued at $136. Repurchase proceeds are $130.)

U.S. Treasury Bills 1.1%
1.043% due 08/07/2003-08/14/2003 (b)(c)	200	200

Total Short-Term Instruments (Cost $10,411)		10,411

Total Investments 114.2% (Cost $19,918)		$20,094
Written Options (d) (0.3%) (Premiums $49)		(49)
Other Assets and Liabilities (Net)(13.9%)		(2,452)

Net Assets 100.0%		$17,593

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $327 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures (03/2004) - Long	5	$9
Eurodollar December Futures (12/2004) - Long	1	2
U.S. Treasury 10 Year Note (09/2003) - Long	17	(10)
U.S. Treasury 30 Year Bond (09/2003) - Long	6	(20)

		$(19)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	$100,000	$4	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	100,000	4	13
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.200%* Exp. 11/02/2004	100,000	3	8
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.700%** Exp. 11/02/2004	100,000	3	1
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	100,000	1	0
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	200,000	2	4
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	1	2

		$22	$33

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures
Strike @ 98.500 Exp. 03/15/2004	2	$1	$2
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	1	1	0
Put - CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	1	1	0
Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	2	1	0
Call - CBOT 5 Year September Futures
Strike @ 119.000 Exp. 08/23/2003	1	0	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	1	1	1
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	1	1	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 122.000 Exp. 08/23/2003	1	0	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	4	1	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	6	6	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 114.000 Exp. 08/23/2003	1	0	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	4	2	3
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	3	1	0
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	7	3	1
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	11	8	9

		$27	$16

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 05/19/2004	$10	0

		$0

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

6.30.03 | Semi-Annual Report	9

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active

10	Semi-Annual Report | 6.30.03

long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

6.30.03 | Semi-Annual Report	11

Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio II	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio II	$19,779	$15,462	$17,448	$16,115

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio II
Premium
Balance at 12/31/2002	$16
Sales	44
Closing Buys	(1)
Expirations	(10)
Exercised	0

Balance at 06/30/2003	$49

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Total Return Portfolio II	$211	$(35)	$176

12	Semi-Annual Report | 6.30.03

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio II
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	0	0	1,474	14,872
Issued as reinvestment of distributions
Institutional Class	0	2	10	98
Administrative Class	16	166	21	212
Cost of shares redeemed
Institutional Class	(119)	(1,200)	(269)	(2,745)
Administrative Class	(12)	(120)	(58)	(600)

Net increase (decrease) resulting from Portfolio share transactions	(115)	$(1,152)	1,178	$11,837

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio II
Institutional Class	1	100
Administrative Class	1	99

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW. PIMCOADVISORS. COM

WWW. PIMCO.COM

P I M C O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO II
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Total Return Portfolio II (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Total Return Portfolio II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Total Return Portfolio II Institutional Class	10.64%	9.48%
Lehman Brothers Aggregate Bond Index	10.40%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the index.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•	The Portfolio’s Institutional Class returned 4.91% for the six-month period ended June 30, 2003, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.93% for the period.

•	Portfolio duration was near the benchmark throughout the period, and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as yield curve shape changed little over the period.

•	Near benchmark exposure to mortgages had little impact on relative performance. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate underweight was negative as corporates outperformed, but positive security selection of telecom and energy pipeline issues mitigated this impact.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Total Return Portfolio II (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002		12/31/2001		04/10/2000-12/31/2000
Net asset value beginning of period	$10.09	$10.12		$10.24		$10.02
Net investment income (a)	0.08	0.41		0.50		0.50
Net realized/unrealized gain on investments (a)	0.41	0.39		0.49		0.22
Total income from investment operations	0.49	0.80		0.99		0.72
Dividends from net investment income	(0.11)	(0.41)		(0.50)		(0.50)
Distributions from net realized capital gains	0.00	(0.42)		(0.61)		0.00
Total distributions	(0.11)	(0.83)		(1.11)		(0.50)
Net asset value end of period	$10.47	$10.09		$10.12		$10.24
Total return	4.91%	8.13%		9.88%		7.41%
Net assets end of period (000s)	$16	$1,217		$3,845		$3,499
Ratio of expenses to average net assets	0.50%*	0.51	%(c)	0.50	%(b)	0.50%*
Ratio of net investment income to average net assets	1.55%*	3.99%		4.71%		6.90%*
Portfolio turnover rate	302%	418%		606%		937%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.51% for the year ended December 31, 2001.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Total Return Portfolio II

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$20,094
Cash	4
Receivable for investments sold	972
Interest receivable	71
Variation margin receivable	13

21,154

Liabilities:
Payable for investments purchased	$3,501
Written options outstanding	49
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Variation margin payable	1

3,561

Net Assets	$17,593

Net Assets Consist of:
Paid in capital	$16,867
Undistributed net investment income	29
Accumulated undistributed net realized gain	539
Net unrealized appreciation	158

$17,593

Net Assets:
Institutional Class	$16
Administrative Class	17,577
Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	1,678
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.47
Administrative Class	10.47
Cost of Investments Owned	$19,918

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Total Return Portfolio II

For the period ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$203

Total Income	203

Expenses:
Investment advisory fees	21
Administration fees	21
Distribution and/or servicing fees - Administrative Class	13

Total Expenses	55

Net Investment Income	148

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	294
Net realized gain on futures contracts, written options, and swaps	221
Net change in unrealized appreciation on investments	146
Net change in unrealized appreciation on futures contracts, written options, and swaps	5
Net Gain	666

Net Increase in Assets Resulting from Operations	$814

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$148	$160
Net realized gain	515	219
Net change in unrealized appreciation (depreciation)	151	(55)

Net increase resulting from operations	814	324

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(50)
Administrative Class	(166)	(110)
From net realized capital gains
Institutional Class	0	(48)
Administrative Class	0	(102)

Total Distributions	(168)	(310)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	0	14,872
Issued as reinvestment of distributions
Institutional Class	2	98
Administrative Class	166	212
Cost of shares redeemed
Institutional Class	(1,200)	(2,745)
Administrative Class	(120)	(600)

Net increase (decrease) resulting from Portfolio share transactions	(1,152)	11,837

Total Increase (Decrease) in Net Assets	(506)	11,851

Net Assets:
Beginning of period	18,099	6,248
End of period*	$17,593	$18,099
*Including undistributed net investment income of:	$29	$49

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Total Return Portfolio II

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 8.2%
Banking & Finance 2.3%
CIT Group, Inc.
5.500% due 02/15/2004	$30	$31
2.618% due 07/30/2004 (a)	40	40
2.798% due 01/31/2005 (a)	100	101
EOP Operating L.P.
5.875% due 01/15/2013	100	108
General Electric Capital Corp.
6.125% due 02/22/2011	20	23
General Motors Acceptance Corp.
1.679% due 07/21/2004 (a)	100	99

		402

Industrials 2.2%
AOL Time Warner, Inc.
7.625% due 04/15/2031	100	116
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2008	170	175
Williams Cos., Inc.
7.875% due 09/01/2021	100	98

		389

Utilities 3.7%
AEP Texas Central Co.
2.540% due 02/15/2005 (a)	10	10
Appalachian Power Co.
4.800% due 06/15/2005	20	21
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	25	30
El Paso Corp.
6.750% due 05/15/2009	50	46
Entergy Gulf States, Inc.
2.040% due 06/18/2007	200	200
Sprint Capital Corp.
7.625% due 01/30/2011	100	114
TXU Corp.
7.000% due 03/15/2013	100	111
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	100	111

		643

Total Corporate Bonds & Notes (Cost $1,362)		1,434

MUNICIPAL BONDS & NOTES 3.0%
California 0.6%
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	100	105

New Jersey 0.9%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019	70	66
6.750% due 06/01/2039	100	91

		157

New York 0.7%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.890% due 06/15/2023 (a)	25	28
New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 02/01/2033	100	104

		132

Texas 0.1%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	20	21

Washington 0.7%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	100	116

Total Municipal Bonds & Notes (Cost $526)		531

U.S. TREASURY OBLIGATIONS 16.6%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	$151	$166
3.625% due 01/15/2008	273	306
3.875% due 01/15/2009	460	527
4.250% due 01/15/2010	11	13
3.500% due 01/15/2011	53	60
3.375% due 01/15/2012	104	117
3.000% due 07/15/2012	409	451
3.875% due 04/15/2029	112	143
U.S. Treasury Bonds
7.250% due 05/15/2016	200	266
7.500% due 11/15/2016	30	41
8.750% due 05/15/2017	200	299
U.S. Treasury Strips
0.000% due 05/15/2017	1,000	540

Total U.S. Treasury Obligations (Cost $2,858)		2,929

MORTGAGE-BACKED SECURITIES 25.8%
Collateralized Mortgage Obligations 6.8%
Bank of America Mortgage Securities, Inc.
6.500% due 12/25/2031	17	17
Bear Stearns Adjustable Rate Mortgage Trust
6.461% due 10/25/2031 (a)	14	15
6.159% due 08/25/2032 (a)	10	10
5.229% due 03/25/2033 (a)	93	95
Chase Mortgage Finance Corp.
6.190% due 12/25/2029 (a)	5	5
Countrywide Home Loans, Inc.
5.608% due 03/19/2032 (a)	8	8
6.500% due 08/25/2032 (a)	1	1
CS First Boston Mortgage Securities Corp.
6.230% due 04/25/2032 (a)	4	4
5.917% due 06/25/2032 (a)	46	47
6.181% due 06/25/2032 (a)	55	57
2.360% due 08/25/2033 (a)	28	28
Fannie Mae
5.000% due 09/25/2018	42	42
6.000% due 08/25/2029	138	139
5.000% due 04/25/2033	258	263
Federal Home Loan Bank
5.500% due 03/15/2015	12	12
Freddie Mac
5.250% due 03/15/2028	66	67
5.850% due 10/15/2031	19	19
5.750% due 04/15/2032	6	6
Government National Mortgage Association
1.818% due 09/20/2030 (a)	22	22
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	19	19
6.000% due 03/25/2032	60	61
6.000% due 07/25/2032	46	46
Master Asset Securitization Trust
5.500% due 07/31/2033	100	101
Merrill Lynch Mortgage Investors, Inc.
1.618% due 01/20/2030 (a)	9	9
Morgan Stanley Capital I
7.460% due 02/15/2020	31	31
Residential Funding Mortgage Securities I, Inc.
5.645% due 09/25/2032 (a)	10	10
6.250% due 09/25/2032	7	8
Structured Asset Mortgage Investments, Inc.
1.647% due 09/19/2032 (a)	9	9
Structured Asset Securities Corp.
5.800% due 09/25/2031	3	3
6.500% due 09/25/2031 (a)	34	35
6.150% due 07/25/2032 (a)	6	6

		1,195

Fannie Mae 13.9%
5.000% due 07/17/2018	1,500	1,550
5.500% due 10/01/2017-11/01/2017 (c)	109	114
6.000% due 06/01/2016-08/13/2033 (a)(c)	$688	$717
6.500% due 08/01/2032	59	62

		2,443

Freddie Mac 3.7%
4.362% due 01/01/2028 (a)	10	10
4.584% due 07/01/2027 (a)	10	10
5.000% due 08/18/2018	90	93
6.000% due 09/01/2016-08/13/2033 (c)	450	468
6.500% due 08/01/2032	62	64

		645

Government National Mortgage Association 1.4%
4.375% due 02/20/2027 (a)	44	46
4.500% due 05/20/2030 (a)	32	33
6.500% due 01/15/2029-05/15/2032 (c)	170	178

		257

Total Mortgage-Backed Securities (Cost $4,538)		4,540

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
1.590% due 06/25/2032 (a)	37	37
CIT Group Home Equity Loan Trust
1.590% due 06/25/2033 (a)	22	22
Equity One ABS, Inc.
1.600% due 11/25/2032 (a)	33	33
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	6	6
Irwin Home Equity Loan Trust
1.610% due 06/25/2029 (a)	7	7
Morgan Stanley Dean Witter Capital I
1.650% due 07/25/2032 (a)	16	16

Total Asset-Backed Securities (Cost $121)		121

	Shares
PREFERRED SECURITY 0.7%
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	100,000	128

Total Preferred Security (Cost $102)		128

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 59.2%
Commercial Paper 57.3%
Fannie Mae
1.165% due 07/23/2003	$1,200	1,199
1.160% due 08/06/2003	1,600	1,598
1.135% due 08/13/2003	800	799
1.165% due 08/13/2003	1,200	1,198
1.010% due 09/10/2003	700	699
1.010% due 09/17/2003	700	698
1.010% due 09/24/2003	700	698
Federal Home Loan Bank
1.135% due 11/05/2003	500	498
Freddie Mac
1.150% due 07/15/2003	300	300
1.195% due 07/17/2003	300	300
1.160% due 07/30/2003	200	200
1.185% due 09/03/2003	600	599
1.130% due 11/06/2003	300	299
1.140% due 11/07/2003	1,000	996

		10,081

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
Repurchase Agreement 0.8%
State Street Bank
0.800% due 07/01/2003	$130	$130
(Dated 06/30/2003. Collateralized by Freddie Mac 2.550% due 10/01/2004 valued at $136. Repurchase proceeds are $130.)

U.S. Treasury Bills 1.1%
1.043% due 08/07/2003-08/14/2003 (b)(c)	200	200

Total Short-Term Instruments (Cost $10,411)		10,411

Total Investments 114.2% (Cost $19,918)		$20,094
Written Options (d) (0.3%) (Premiums $49)		(49)
Other Assets and Liabilities (Net)(13.9%)		(2,452)

Net Assets 100.0%		$17,593

Notes to Schedule of Investments

  (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $327 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Eurodollar March Futures (03/2004) - Long	5	$9
Eurodollar December Futures (12/2004) - Long	1	2
U.S. Treasury 10 Year Note (09/2003) - Long	17	(10)
U.S. Treasury 30 Year Bond (09/2003) - Long	6	(20)

		$(19)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	$100,000	$4	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	100,000	4	13
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.200%* Exp. 11/02/2004	100,000	3	8
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.700%** Exp. 11/02/2004	100,000	3	1
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	100,000	1	0
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	200,000	2	4
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	2	2
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	100,000	1	2

		$22	$33

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures
Strike @ 98.500 Exp. 03/15/2004	2	$1	$2
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	1	1	0
Put - CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	1	1	0
Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	2	1	0
Call - CBOT 5 Year September Futures
Strike @ 119.000 Exp. 08/23/2003	1	0	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	1	1	1
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	1	1	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 122.000 Exp. 08/23/2003	1	0	0
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	4	1	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	6	6	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 114.000 Exp. 08/23/2003	1	0	0
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	4	2	3
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	3	1	0
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	7	3	1
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	11	8	9

		$27	$16

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(e)	Principal amount of security is adjusted for inflation.

(f)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 05/19/2004	$10	0

		$0

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

6.30.03 | Semi-Annual Report	9

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active

10	Semi-Annual Report | 6.30.03

long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the

6.30.03 | Semi-Annual Report	11

Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio II	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio II	$19,779	$15,462	$17,448	$16,115

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio II
Premium
Balance at 12/31/2002	$16
Sales	44
Closing Buys	(1)
Expirations	(10)
Exercised	0

Balance at 06/30/2003	$49

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Total Return Portfolio II	$211	$(35)	$176

12	Semi-Annual Report | 6.30.03

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio II
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	0	0	1,474	14,872
Issued as reinvestment of distributions
Institutional Class	0	2	10	98
Administrative Class	16	166	21	212
Cost of shares redeemed
Institutional Class	(119)	(1,200)	(269)	(2,745)
Administrative Class	(12)	(120)	(58)	(600)

Net increase (decrease) resulting from Portfolio share transactions	(115)	$(1,152)	1,178	$11,837

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio II
Institutional Class	1	100
Administrative Class	1	99

6.30.03 | Semi-Annual Report	13

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT
June 30, 2003

	Fund Summary	Schedule of Investments
Total Return Portfolio (Institutional Class)	2	7

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Financial assets gained during the first half of 2003 amid a revival of risk appetites as anxiety about the war in Iraq faded. Assets that generally benefit from economic growth, such as stocks, corporate bonds and emerging market debt, fared the best year-to-date as investors returned to these sectors in anticipation of a recovery in the second half of 2003. Reflationary forces that investors expected to fuel a rebound included federal tax cuts and a weak dollar, as well as low borrowing rates that eased the burden of high personal and corporate indebtedness. Low mortgage rates kept refinancings booming in the second quarter and put more money in consumers’ pockets.

U.S. Treasuries lagged their riskier counterparts but still enjoyed a modest rally. Yields fell to levels not seen in 45 years early in the second quarter before bouncing off their lows in June as hopes for recovery increased. The yield on the benchmark 10-year Treasury closed the six-month period 0.30% lower to 3.51%, after nearing 3% earlier in the period. Buyers were encouraged that inflation would remain tame amid low capacity utilization and weak employment growth. Asian central banks bought U.S. Treasuries to limit the rise in their currencies versus the dollar in an effort to protect their export industries. In June, the Federal Reserve cut the federal funds rate by 0.25% to 1%, its 13th easing since 2001, in an effort to boost the economy and ward off deflation. Although the cut was less than expected, the Fed suggested that rates would stay low until deflation risks abated.

On the following pages you will find specific details as to the Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2003

6.30.03 | Semi-Annual Report	1

Total Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2003

	1 Year	Since Inception*
Total Return Portfolio Institutional Class	10.47%	9.42%
Lehman Brothers Aggregate Bond Index	10.40%	—

*	Annualized (All Portfolio returns are net of fees and expenses)

CUMULATIVE RETURNS THROUGH JUNE 30, 2003

$10,000 invested at inception

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the Index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks may be enhanced when investing in emerging market securities.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Portfolio’s Institutional Class returned 4.57% for the six-month period ended June 30, 2003, outperforming its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 3.93% for the period.

•	Portfolio duration was near the benchmark throughout the period and had little effect on relative performance. An emphasis on both short and long maturities had a minimal impact on returns as yield curve shape changed little over the period.

•	Near benchmark exposure to mortgages had little impact on relative performance. An overweight of lower coupon mortgages, which are less vulnerable to prepayment risk, helped returns as these issues outperformed.

•	A corporate underweight was negative as corporates outperformed, but positive security selection of telecom and energy pipeline issues mitigated this impact.

•	Eurozone exposure added modestly to returns. While Europe lagged Treasuries overall, short Eurozone maturities outperformed due to expectations of more easing by the European Central Bank.

•	As the emerging market sector’s economic fundamentals continued to improve, sustaining a recovery that began late last year, emerging market bonds added to returns, especially those from Brazil.

2	Semi-Annual Report | 6.30.03

Financial Highlights

Total Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2003 +	12/31/2002	12/31/2001	04/10/2000-12/31/2000
Net asset value beginning of period	$10.23	$9.89	$9.77	$9.50
Net investment income (a)	0.16	0.43	0.50	0.45
Net realized/unrealized gain on investments (a)	0.30	0.47	0.31	0.27
Total income from investment operations	0.46	0.90	0.81	0.72
Dividends from net investment income	(0.17)	(0.43)	(0.50)	(0.45)
Distributions from net realized capital gains	0.00	(0.13)	(0.19)	0.00
Total distributions	(0.17)	(0.56)	(0.69)	(0.45)
Net asset value end of period	$10.52	$10.23	$9.89	$9.77
Total return	4.57%	9.23%	8.53%	7.82%
Net assets end of period (000s)	$74,208	$46,548	$35,231	$625
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%*
Ratio of net investment income to average net assets	3.08%*	4.24%	5.00%	6.48%*
Portfolio turnover rate	110%	222%	217%	415%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

See accompanying notes	| 6.30.03 | Semi-Annual Report	3

Statement of Assets and Liabilities

Total Return Portfolio

June 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$2,005,748
Foreign currency, at value	4,609
Receivable for investments sold	231,505
Unrealized appreciation on forward foreign currency contracts	82
Interest receivable	8,906
Variation margin receivable	743
Swap premiums paid	167
Unrealized appreciation on swap agreements	244
Other assets	1

2,252,005

Liabilities:
Payable for investments purchased	$498,864
Unrealized depreciation on forward foreign currency contracts	51
Due to Custodian	42
Written options outstanding	4,397
Dividends payable	614
Accrued investment advisory fee	340
Accrued administration fee	340
Accrued servicing fee	182
Swap premiums received	56
Unrealized depreciation on swap agreements	53

504,939

Net Assets	$1,747,066

Net Assets Consist of:
Paid in capital	$1,681,047
Undistributed net investment income	3,283
Accumulated undistributed net realized gain	31,174
Net unrealized appreciation	31,562

$1,747,066

Net Assets:
Institutional Class	$74,208
Administrative Class	1,672,858
Shares Issued and Outstanding:
Institutional Class	7,050
Administrative Class	158,932
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.52
Administrative Class	10.52
Cost of Investments Owned	$1,972,249
Cost of Foreign Currency Held	$4,597

4	Semi-Annual Report | 6.30.03 |	See accompanying notes

Statement of Operations

Total Return Portfolio

For the six months ended June 30, 2003 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$26,140
Miscellaneous income	15

Total Income	26,155

Expenses:
Investment advisory fees	1,820
Administration fees	1,820
Servicing fees	1,045
Trustees’ fees	9
Organization costs	1

Total Expenses	4,695

Net Investment Income	21,460

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	11,362
Net realized gain on futures contracts, written options, and swaps	18,255
Net realized gain on foreign currency transactions	1,401
Net change in unrealized appreciation on investments	18,437
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(5,135)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(445)
Net Gain	43,875

Net Increase in Assets Resulting from Operations	$65,335

See accompanying notes	| 6.30.03 | Semi-Annual Report	5

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2003	Year Ended December 31, 2002
	(Unaudited)
Operations:
Net investment income	$21,460	$29,591
Net realized gain	31,018	21,933
Net change in unrealized appreciation	12,857	17,135

Net increase resulting from operations	65,335	68,659

Distributions to Shareholders:
From net investment income
Institutional Class	(1,066)	(1,571)
Administrative Class	(22,551)	(28,021)
From net realized capital gains
Institutional Class	0	(558)
Administrative Class	0	(13,143)

Total Distributions	(23,617)	(43,293)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	56,936	18,993
Administrative Class	538,861	946,200
Issued as reinvestment of distributions
Institutional Class	1,066	2,129
Administrative Class	18,310	37,015
Cost of shares redeemed
Institutional Class	(32,059)	(11,077)
Administrative Class	(85,613)	(178,833)

Net increase resulting from Portfolio share transactions	497,501	814,427

Total Increase in Net Assets	539,219	839,793

Net Assets:
Beginning of period	1,207,847	368,054
End of period*	$1,747,066	$1,207,847
*Includingundistributed net investment income of:	$3,283	$5,440

6	Semi-Annual Report | 6.30.03 |	See accompanying notes

Schedule of Investments

Total Return Portfolio

June 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.3%
Banking & Finance 3.7%
Atlas Reinsurance PLC
4.877% due 01/07/2005 (a)	$1,000	$1,009
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	700	725
Bear Stearns Cos., Inc.
1.630% due 12/01/2003 (a)	2,000	2,003
CIT Group, Inc.
2.618% due 07/30/2004 (a)	2,220	2,243
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	1,300	1,390
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	6,300	7,751
8.750% due 06/15/2030	7,300	9,334
EOP Operating L.P.
5.875% due 01/15/2013	6,100	6,589
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	700
General Motors Acceptance Corp.
1.604% due 07/21/2003 (a)	500	500
1.630% due 08/04/2003 (a)	1,900	1,900
1.390% due 08/18/2003 (a)	1,600	1,599
2.250% due 03/22/2004 (a)	1,500	1,497
2.100% due 05/04/2004 (a)	2,500	2,490
1.981% due 05/10/2004 (a)	500	497
1.990% due 05/17/2004 (a)	700	696
1.759% due 07/20/2004 (a)	500	495
1.679% due 07/21/2004 (a)	200	198
1.698% due 07/30/2004 (a)	600	594
8.000% due 11/01/2031	5,300	5,215
Pemex Finance Ltd.
5.720% due 11/15/2003	25	25
Phoenix Quake Ltd.
3.515% due 07/03/2008	1,600	1,598
4.565% due 07/03/2008	400	400
PNC Funding Corp.
6.125% due 09/01/2003	100	101
Popular North America, Inc.
6.625% due 01/15/2004	500	514
Premium Asset Trust
1.605% due 11/27/2004 (a)	100	100
1.692% due 09/08/2007 (a)	100	100
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	542
Residential Reinsurance Ltd.
6.415% due 06/01/2004 (a)	100	100
6.230% due 06/08/2006 (a)	8,100	8,110
Studio Re Ltd.
6.378% due 07/07/2006 (a)	1,300	1,303
Verizon Global Funding Corp.
6.125% due 06/15/2007	3,700	4,170

		64,488

Industrials 2.6%
Amerada Hess Corp.
6.650% due 08/15/2011	2,000	2,311
AOL Time Warner, Inc.
7.625% due 04/15/2031	8,600	9,963
7.700% due 05/01/2032	3,300	3,867
Continental Airlines, Inc.
7.256% due 03/15/2020	414	410
DaimlerChrysler North America Holding Corp.
1.508% due 08/21/2003 (a)	2,300	2,300
General Motors Corp.
7.125% due 07/15/2013	1,600	1,610
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	500	526
ITT Corp.
6.750% due 11/15/2005	250	262
Kerr-McGee Corp.
2.040% due 06/28/2004 (a)	150	149
Northwest Airlines, Inc.
6.841% due 10/01/2012	3,300	3,273
Pemex Project Funding Master Trust
8.000% due 11/15/2011	$100	$115
8.625% due 02/01/2022	1,800	2,061
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	1,700	2,084
Tyco International Group S.A.
6.750% due 02/15/2011	157	167
United Airlines, Inc.
1.558% due 03/02/2004 (a)	1,365	1,031
8.030% due 07/01/2011	465	117
6.071% due 03/01/2013	6,920	5,806
Waste Management, Inc.
6.375% due 11/15/2012	2,600	2,962
Weyerhaeuser Co.
7.950% due 03/15/2025	900	1,056
Williams Cos., Inc.
7.875% due 09/01/2021	5,500	5,390

		45,460

Utilities 5.0%
AEP Texas Central Co.
2.590% due 02/15/2005 (a)	900	901
ALLETE, Inc.
2.179% due 10/20/2003 (a)	100	100
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	100	118
British Telecom PLC
2.553% due 12/15/2003 (a)	1,900	1,906
8.125% due 12/15/2010	100	127
DTE Energy Co.
7.110% due 11/15/2038 (a)	500	506
El Paso Corp.
6.750% due 05/15/2009	6,000	5,520
7.875% due 06/15/2012	8,600	8,009
7.800% due 08/01/2031	1,500	1,271
7.750% due 01/15/2032	300	254
Entergy Gulf States, Inc.
8.250% due 04/01/2004	5,500	5,763
2.638% due 09/01/2004 (a)	3,400	3,398
6.000% due 12/01/2012	6,500	6,806
France Telecom S.A.
1.906% due 07/16/2003 (a)	200	200
9.250% due 03/01/2011	7,600	9,582
10.000% due 03/01/2031	900	1,250
Oncor Electric Delivery Co.
6.375% due 01/15/2015	5,500	6,252
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	400	406
PSEG Power LLC
7.750% due 04/15/2011	5,700	6,814
Sprint Capital Corp.
6.000% due 01/15/2007	100	108
6.125% due 11/15/2008	900	978
7.625% due 01/30/2011	5,200	5,946
8.375% due 03/15/2012	3,200	3,839
8.750% due 03/15/2032	14,000	16,818
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	100	101
Verizon Florida, Inc.
6.125% due 01/15/2013	700	794
Vodafone Group PLC
6.250% due 11/30/2032	300	326

		88,093

Total Corporate Bonds & Notes (Cost $182,842)		198,041

MUNICIPAL BONDS & NOTES 3.9%
California 0.6%
California State Revenue Bonds, Series 2003
2.000% due 06/16/2004	3,600	3,630
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,651

		11,281

Illinois 1.1%
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	$20,000	$19,667

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	1,000	1,045

New Jersey 0.6%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019	4,870	4,605
6.000% due 06/01/2037	1,530	1,254
6.750% due 06/01/2039	5,450	4,943

		10,802

New York 0.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	1,400	1,459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	10,460	11,040
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
8.760% due 06/15/2023 (a)	850	975

		13,474

North Carolina 0.2%
Durham County, North Carolina General Obligation
Revenue Bonds, Series 2002
8.750% due 04/01/2021 (a)	2,733	3,113

Texas 0.1%
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,200	1,246

Washington 0.1%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,700	1,968
5.500% due 07/01/2014	1,300	1,510

		3,478

Wisconsin 0.2%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,526

Total Municipal Bonds & Notes (Cost $67,458)		67,632

U.S. GOVERNMENT AGENCIES 1.3%
Small Business Administration
8.017% due 02/10/2010	633	725
7.449% due 08/01/2010	77	86
6.344% due 08/01/2011	2,270	2,460
6.030% due 02/10/2012	14,626	15,766
7.500% due 04/01/2017	3,023	3,441
6.290% due 01/01/2021	356	398

Total U.S. Government Agencies (Cost $21,069)		22,876

U.S. TREASURY OBLIGATIONS 11.5%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (b)	4,061	4,461
3.625% due 01/15/2008	16,499	18,515
3.875% due 01/15/2009	16,141	18,491
4.250% due 01/15/2010	2,185	2,572
3.500% due 01/15/2011	6,548	7,440

See accompanying notes	| 6.30.03 | Semi-Annual Report	7

	Principal Amount (000s)	Value (000s)
3.375% due 01/15/2012	$2,071	$2,343
3.000% due 07/15/2012	818	902
3.875% due 04/15/2029	31,757	40,525
U.S. Treasury Bonds
7.250% due 05/15/2016	33,700	44,829
7.500% due 11/15/2016	22,400	30,414
8.750% due 05/15/2017	10,000	14,971
8.875% due 08/15/2017	6,900	10,441
U.S. Treasury Strips
0.000% due 11/15/2016	1,900	1,056
0.000% due 05/15/2017	6,300	3,403

Total U.S. Treasury Obligations (Cost 194,366)		200,363

MORTGAGE-BACKED SECURITIES 38.3%
Collateralized Mortgage Obligations 8.3%
Aurora Loan Services
2.020% due 05/25/2030 (a)	205	205
Bank of America Mortgage Securities, Inc.
6.250% due 03/25/2032	1,124	1,128
5.772% due 10/20/2032 (a)	2,600	2,686
Bear Stearns Adjustable Rate Mortgage Trust
6.750% due 03/25/2028	934	939
4.405% due 11/25/2030 (a)	37	38
6.477% due 10/25/2031 (a)	260	261
6.592% due 11/25/2031 (a)	408	413
6.191% due 01/25/2032 (a)	503	506
6.050% due 02/25/2032 (a)	126	127
6.090% due 02/25/2032 (a)	237	239
6.159% due 08/25/2032 (a)	393	402
5.395% due 10/25/2032 (a)	675	688
5.376% due 01/25/2033 (a)	5,045	5,147
5.673% due 01/25/2033 (a)	1,832	1,865
5.234% due 03/25/2033 (a)	8,184	8,362
Cendant Mortgage Corp.
1.970% due 08/25/2030 (a)	270	270
Chase Mortgage Finance Corp.
6.200% due 12/25/2029 (a)	590	600
Countrywide Home Loans, Inc.
6.500% due 08/25/2032 (a)	231	231
Credit-Based Asset Servicing & Securitization LLC
1.730% due 09/25/2029 (a)	204	204
CS First Boston Mortgage Securities Corp.
6.750% due 12/27/2028	100	104
1.670% due 08/25/2031 (a)	319	320
6.249% due 04/25/2032 (a)	494	505
6.182% due 06/25/2032 (a)	6,750	6,952
5.767% due 10/25/2032 (a)(i)	2,969	2,978
Fannie Mae
7.000% due 04/25/2023	12,128	12,767
6.000% due 02/25/2029	1,363	1,372
5.000% due 04/25/2033	20,505	20,953
Federal Home Loan Bank
5.500% due 03/15/2015	886	902
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	111	113
6.500% due 11/25/2032	1,969	1,981
First Nationwide Trust
6.750% due 08/21/2031	633	650
Freddie Mac
5.000% due 09/15/2016	1,680	1,735
7.500% due 11/15/2016	50	50
6.250% due 08/25/2022	5,186	5,317
7.000% due 06/15/2023	9,286	9,679
8.500% due 08/01/2024	71	77
6.500% due 04/15/2029	648	700
7.500% due 07/15/2030	300	314
1.810% due 09/15/2030 (a)	207	208
1.760% due 11/15/2030 (a)	345	344
GMAC Commercial Mortgage Securities, Inc.
2.459% due 09/11/2006 (a)	1,000	976
Government National Mortgage Association
7.500% due 11/20/2029	$520	$567
1.718% due 06/20/2030 (a)	26	26
1.818% due 09/20/2030 (a)	222	223
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	5,474	5,530
2.882% due 10/25/2032 (a)	373	374
G-Wing Ltd.
3.950% due 05/06/2004 (a)	1,730	1,697
Indymac Adjustable Rate Mortgage Trust
6.506% due 01/25/2032 (a)	157	162
PNC Mortgage Securities Corp.
7.500% due 02/25/2031	34	34
Resecuritization Mortgage Trust
6.500% due 04/19/2029	166	168
Residential Asset Securitization Trust
7.130% due 07/25/2031	3,400	3,529
Residential Funding Mortgage Securities I, Inc.
6.500% due 12/25/2023	4,632	4,716
6.500% due 03/25/2032	12,120	12,257
5.649% due 09/25/2032 (a)	1,164	1,178
6.250% due 09/25/2032	820	827
Structured Asset Mortgage Investments, Inc.
1.647% due 09/19/2032 (a)	1,317	1,312
Structured Asset Securities Corp.
7.000% due 02/25/2016	76	77
1.770% due 06/25/2017 (a)	4,491	4,497
1.770% due 05/25/2031 (a)	117	117
5.800% due 09/25/2031	187	189
6.500% due 10/25/2031 (a)	253	263
6.170% due 02/25/2032 (a)	348	356
6.150% due 07/25/2032 (a)	765	784
1.610% due 01/25/2033 (a)	1,086	1,085
5.600% due 01/25/2033	383	383
Superannuation Members Home Loans Global Fund
1.513% due 06/15/2026 (a)	392	393
Torrens Trust
1.570% due 07/15/2031 (a)	1,283	1,284
Washington Mutual Mortgage Securities Corp.
5.224% due 10/25/2032 (a)	3,954	4,018
6.396% due 10/19/2039	2,547	2,557
4.054% due 01/25/2041 (a)	51	52
Wells Fargo Mortgage-Backed Securities Trust
6.542% due 10/25/2031 (a)	280	281
5.176% due 09/25/2032 (a)	765	772
5.250% due 01/25/2033	2,094	2,114

		145,130

Fannie Mae 23.0%
3.258% due 09/01/2040 (a)	353	360
4.265% due 11/01/2025 (a)	7	7
4.359% due 10/01/2032 (a)	3,952	4,047
4.417% due 11/01/2035 (a)	784	803
5.000% due 07/17/2018	25,000	25,828
5.500% due 04/01/2014-01/01/2018 (c)	146,439	152,159
6.000% due 04/01/2013-08/13/2033 (c)	206,582	214,969
6.500% due 06/01/2029-07/01/2032 (c)	1,752	1,829
6.569% due 09/01/2039 (a)	815	844

		400,846

Federal Housing Administration 0.0%
7.430% due 01/25/2023	530	543

Freddie Mac 6.1%
4.366% due 01/01/2028 (a)	10	11
4.584% due 07/01/2027 (a)	11	11
5.000% due 08/18/2018	7,000	7,212
5.500% due 08/13/2033	51,000	52,482
6.000% due 07/01/2016-08/13/2033 (c)	40,169	41,654
6.500% due 08/01/2032	5,195	5,408
7.850% due 07/01/2030 (a)	15	15

		106,793

Government National Mortgage Association 0.9%
4.500% due 05/20/2030-02/20/2032 (a)(c)	4,752	4,848
5.000% due 10/20/2029-07/20/2030 (a)(c)	1,659	1,724
5.375% due 04/20/2026-02/20/2027 (a)(c)	454	471
5.500% due 07/22/2033	3,000	3,124
6.500% due 02/15/2029-10/15/2032 (c)	5,464	5,740
7.000% due 11/15/2026 (c)	424	449
7.500% due 07/15/2029	23	25

		16,381

Total Mortgage-Backed Securities (Cost $665,350)		669,693

ASSET-BACKED SECURITIES 1.3%
Ace Securities Corp.
1.660% due 06/25/2032 (a)	942	943
Ameriquest Mortgage Securities, Inc.
1.630% due 06/15/2030 (a)	9	9
1.610% due 07/15/2030 (a)	30	30
Amortizing Residential Collateral Trust
1.590% due 06/25/2032 (a)	4,692	4,687
Bayview Financial Acquisition Trust
1.710% due 07/25/2030 (a)	37	37
1.720% due 04/25/2031 (a)	145	145
1.600% due 07/25/2031 (a)	93	93
CDC Mortgage Capital Trust
1.610% due 01/25/2033 (a)	5,492	5,494
Conseco Finance Corp.
3.220% due 09/01/2023	887	888
1.680% due 10/15/2031 (a)	247	247
CS First Boston Mortgage Securities Corp.
1.570% due 12/15/2030 (a)	136	137
EMC Mortgage Loan Trust
1.690% due 05/25/2040 (a)	2,950	2,955
GRMT II Mortgage Loan Trust
1.568% due 06/20/2032 (a)	100	100
Household Mortgage Loan Trust
1.618% due 05/20/2032 (a)	943	945
Irwin Home Equity Loan Trust
1.695% due 06/25/2021 (a)	13	13
1.610% due 06/25/2029 (a)	880	880
Morgan Stanley Dean Witter Capital I
1.650% due 07/25/2032 (a)	2,089	2,090
Salomon Brothers Mortgage Securities VII, Inc.
1.720% due 09/25/2029 (a)	51	51
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	2,838	2,868

Total Asset-Backed Securities (Cost $22,575)		22,612

SOVEREIGN ISSUES 3.5%
Province of Quebec
7.500% due 09/15/2029	75	100
Republic of Brazil
2.125% due 04/15/2006 (a)	2,304	2,166
11.500% due 03/12/2008	2,300	2,415
2.187% due 04/15/2009 (a)	685	575
11.000% due 01/11/2012	2,840	2,833
8.000% due 04/15/2014	7,376	6,482
11.000% due 08/17/2040	2,400	2,172
Republic of Panama
9.625% due 02/08/2011	800	930
9.375% due 01/16/2023	330	369
8.875% due 09/30/2027	5,200	5,681
Republic of Peru
9.125% due 02/21/2012	1,400	1,496
9.875% due 02/06/2015	5,100	5,610
Republic of South Africa
9.125% due 05/19/2009	500	621

8	Semi-Annual Report | 6.30.03 |	See accompanying notes

	Principal Amount (000s)	Value (000s)
United Mexican States
9.875% due 02/01/2010	$100	$128
8.375% due 01/14/2011	300	360
6.375% due 01/16/2013	930	988
11.375% due 09/15/2016	5,100	7,408
8.300% due 08/15/2031	17,700	20,426

Total Sovereign Issues (Cost $54,903)		60,760

PURCHASED PUT OPTIONS 0.0%
7 Year Interest Rate Swap (OTC)
Strike @ 0.760% Exp. 05/31/2005	400,000	71

Total Purchased Put Options (Cost $23)		71

SHORT-TERM INSTRUMENTS 43.7%
Commercial Paper 42.2%
ABN AMRO North America Finance
1.200% due 07/07/2003	2,500	2,499
1.040% due 07/16/2003	14,000	13,994
0.915% due 08/25/2003	5,600	5,592
Anz, Inc.
1.235% due 07/09/2003	9,900	9,897
Bank of America Corp.
1.150% due 07/14/2003	2,100	2,100
Barclays U.S. Funding Corp.
0.930% due 08/25/2003	10,200	10,186
Danske Corp.
1.220% due 07/02/2003	5,700	5,700
1.210% due 07/10/2003	3,400	3,399
1.220% due 07/10/2003	9,900	9,897
1.240% due 07/28/2003	2,700	2,697
1.210% due 08/20/2003	15,000	14,975
0.915% due 09/19/2003	1,900	1,896
Fannie Mae
1.230% due 07/01/2003	15,300	15,300
1.195% due 08/11/2003	33,800	33,754
1.165% due 08/13/2003	10,400	10,386
1.170% due 08/27/2003	20,000	19,963
1.080% due 09/30/2003	44,700	44,581
1.140% due 10/15/2003	75,000	74,768
1.110% due 12/11/2003	9,500	9,455
Federal Home Loan Bank
1.145% due 08/08/2003	50,000	49,940
1.170% due 08/29/2003	20,000	19,962
1.140% due 11/17/2003	30,000	29,879
Freddie Mac
1.160% due 07/10/2003	23,200	23,193
1.080% due 08/05/2003	26,800	26,772
1.170% due 08/28/2003	12,000	11,977
1.135% due 10/30/2003	10,500	10,463
General Electric Capital Corp.
1.200% due 07/11/2003	23,400	23,392
1.250% due 07/23/2003	2,900	2,898
1.200% due 08/21/2003	7,000	6,988
HBOS Treasury Services PLC
1.200% due 08/14/2003	20,000	19,971
1.195% due 08/27/2003	6,200	6,188
1.100% due 09/12/2003	15,000	14,968
Rabobank Nederland NV
1.310% due 07/01/2003	50,000	50,000
Royal Bank of Scotland PLC
1.245% due 07/03/2003	8,600	8,599
Shell Finance
0.970% due 08/19/2003	19,900	19,874
Svenska Handelsbank, Inc.
1.220% due 07/01/2003	8,800	8,800
1.250% due 07/07/2003	21,200	21,196
TotalFinaElf Capital S.A.
1.300% due 07/01/2003	21,000	21,000
UBS Finance, Inc.
1.210% due 07/08/2003	20,000	19,995
0.920% due 09/24/2003	11,700	11,671
Westpac Capital Corp.
1.190% due 08/07/2003	30,000	29,963
1.180% due 08/20/2003	7,900	7,887

		736,615

Repurchase Agreement 0.7%
State Street Bank
0.800% due 07/01/2003	13,282	13,282
(Dated 06/30/2003. Collateralized by Federal Farm Credit Banks 2.000% due 11/19/2004 valued at $13,548. Repurchase proceeds are $13,282.)

U.S. Treasury Bills 0.8%
1.043% due 08/07/2003-08/14/2003 (b)(c)	13,820	13,803

Total Short-Term Instruments (Cost $763,663)		763,700

Total Investments 114.8% (Cost $1,972,249)		$2,005,748
Written Options (d) (0.3%) (Premiums $4,073)		(4,397)
Other Assets and Liabilities (Net) (14.5%)		(254,285)

Net Assets 100.0%		$1,747,066

Notes to Schedule of Investments

  (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of June 30, 2003.

(b)	Securities with an aggregate market value of $9,322 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Written Put Options Strike @ 97.500 (03/2004) - Short	74	$52
Euribor Written Put Options Strike @ 97.500 (09/2003) - Short	107	53
Euribor Written Put Options Strike @ 96.500 (12/2003) - Short	89	77
Euribor Written Put Options Strike @ 97.375 (12/2003) - Short	71	56
Euribor Written Put Options Strike @ 97.500 (12/2003) - Short	143	104
Euribor Written Put Options Strike @ 95.500 (12/2003) - Long	411	(6)
Euribor March Futures (03/2004) - Long	25	19
Euribor September Futures (09/2003) - Long	73	100
Euribor September Futures (09/2005) - Long	100	(60)
Euribor December Futures (12/2004) - Long	12	2
Euro-Bobl 5 Year Note (09/2003) - Long	412	(75)
United Kingdom 90 Day LIBOR Futures (12/2003) - Long	25	(9)
Eurodollar June Futures (06/2004) - Long	17	28
U.S. Treasury 30 Year Bond (09/2003) - Long	504	(2,048)
Eurodollar March Futures (03/2004) - Long	188	325
Eurodollar September Futures (09/2004) - Long	35	68
Eurodollar December Futures (12/2004) - Long	73	135
U.S. Treasury 10 Year Note (09/2003) - Long	565	(670)

		$(1,849)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.970%* Exp. 10/04/2004	$6,400,000	$257	$787
Put - OTC 7 Year Interest Rate Swap
Strike @ 6.000%** Exp. 10/19/2004	1,700,000	69	14
Call - OTC 7 Year Interest Rate Swap
Strike @ 6.000%* Exp. 10/19/2004	1,700,000	69	210
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.970%** Exp. 10/04/2004	6,400,000	257	49
Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 01/07/2005	3,900,000	95	361
Put - OTC 7 Year Interest Rate Swap
Strike @ 7.000%** Exp. 01/07/2005	3,900,000	132	20
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	6,700,000	62	119
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/15/2003	5,500,000	58	155
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 07/22/2003	9,800,000	88	138
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/16/2003	9,700,000	104	273
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 08/01/2003	5,200,000	49	79
Put - OTC 7 Year Interest Rate Swap
Strike @ 5.500%** Exp. 12/17/2003	4,000,000	57	3

See accompanying notes	| 6.30.03 | Semi-Annual Report	9

Call - OTC 7 Year Interest Rate Swap
Strike @ 5.500%* Exp. 12/17/2003	1,400,000	$24	$1
Call - OTC 7 Year Interest Rate Swap
Strike @ 3.500%* Exp. 12/17/2003	1,400,000	10	25
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 08/01/2003	3,900,000	32	60
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	8,200,000	136	201
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	5,100,000	112	125
Call - OTC 5 Year Interest Rate Swap
Strike @ 3.250%* Exp. 03/03/2004	25,600,000	393	500
Call - OTC 10 Year Interest Rate Swap
Strike @ 4.000%* Exp. 03/03/2004	8,300,000	119	204

		$2,123	$3,324

Type	# of Contracts	Premium	Value
Call - CME Eurodollar March Futures
Strike @ 98.50 Exp. 03/15/2004	18	$9	$15
Put - CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	9	7	0
Put - CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	81	48	2
Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	200	108	1
Call - CBOT 5 Year September Futures
Strike @ 119.000 Exp. 08/23/2003	84	15	3
Call - TSE Japanese Yen 10 Year September Futures
Strike @ 145.000 Exp. 08/29/2003	4	8	1
Call - CBOT U.S. Treasury Note September Futures
Strike @ 117.000 Exp. 08/23/2003	23	13	34
Call - CBOT U.S. Treasury Note September Futures
Strike @ 120.000 Exp. 08/23/2003	80	46	29
Call - CBOT U.S. Treasury Note September Futures
Strike @ 122.000 Exp. 08/23/2003	86	25	9
Call - CBOT U.S. Treasury Note September Futures
Strike @ 123.000 Exp. 08/23/2003	321	106	20
Put - CBOT U.S. Treasury Note September Futures
Strike @ 110.000 Exp. 08/23/2003	543	546	17
Put - CBOT U.S. Treasury Note September Futures
Strike @ 114.000 Exp. 08/23/2003	80	39	23
Put - CBOT U.S. Treasury Note September Futures
Strike @ 116.000 Exp. 08/23/2003	303	129	208
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 128.000 Exp. 08/23/2003	194	66	9
Call - CBOT U.S. Treasury Bond September Futures
Strike @ 126.000 Exp. 08/23/2003	566	226	62
Put - CBOT U.S. Treasury Bond September Futures
Strike @ 114.000 Exp. 08/23/2003	818	559	640

		$1,950	$1,073

*	The Portfolio will receive a floating rate based on 3-month LIBOR.
**	The Portfolio will pay a floating rate based on 3-month LIBOR.

(e)	Swap agreements outstanding at June 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR. Counterparty: Morgan Stanley Dean Witter & Co.
Exp. 03/17/2005	BP	22,500	$65
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 03/15/2017		700	(6)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017		300	(2)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017		1,700	(7)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		900	29
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%. Counterparty: UBS Warburg LLC
Exp. 03/15/2032	BP	1,100	26
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2007	EC	8,700	(38)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2017		500	10
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: J.P. Morgan Chase & Co.
Exp. 03/15/2032		1,500	18
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: Goldman Sachs & Co.
Exp. 03/15/2017		4,000	77
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR. Counterparty: UBS Warburg LLC
Exp. 03/15/2032		1,800	12

Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.

Counterparty: Merrill Lynch & Co., Inc.

Exp. 05/19/2004		$1,900	6

Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 06/20/2004		900	0

Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.

Counterparty: Morgan Stanley Dean Witter & Co.

Exp. 06/20/2005		300	1

			$191

(f)	Principal amount of security is adjusted for inflation.

(g)	Principal amount denoted in indicated currency:

BP – British Pound

EC – Euro

MP – Mexican Peso

(h)	Foreign forward currency contracts outstanding at June 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EC	3,003	07/2003	$14	$0	$14
Buy	MP	8,082	09/2003	68	0	68
Sell	MP	8,082	09/2003	0	(51)	(51)

				$82	$(51)	$31

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Trustees. The aggregate value of fair valued securities is $2,978, which is 0.17% of net assets.

10	Semi-Annual Report | 6.30.03 |	See accompanying notes

Notes to Financial Statements

June 30, 2003 (Unaudited)

1.    Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Foreign Currency. The accounting records of the Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holding and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not

6.30.03 | Semi-Annual Report	11

segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions.

Futures Contracts. The Portfolio is authorized to enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Portfolio may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payment received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Portfolio may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a

12	Semi-Annual Report | 6.30.03

forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swap Agreements. The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

6.30.03 | Semi-Annual Report	13

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”) and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Portfolio in the amount of 0.15% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PAD during the current fiscal year is 0.15%.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustees’ fees causes the actual expense ratio to rise above the rates disclosed in the current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to each Portfolio of the Trust according to its respective net assets.

Organization Expenses. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio’s commencement of operations.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2003 were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio	$1,291,505	$1,090,547	$209,250	$97,856

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio
Premium
Balance at 12/31/2002	$2,008
Sales	3,442
Closing Buys	(417)
Expirations	(960)
Exercised	0

Balance at 06/30/2003	$4,073

14	Semi-Annual Report | 6.30.03

6.    Federal Income Tax Matters

At June 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Total Return Portfolio	$38,587	$(5,088)	$33,499

7.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio
	Six Months Ended 06/30/2003		Year Ended 12/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	5,488	$56,936	1,882	$18,993
Administrative Class	51,939	538,861	93,895	946,200
Issued as reinvestment of distributions
Institutional Class	102	1,066	211	2,129
Administrative Class	1,760	18,310	3,662	37,015
Cost of shares redeemed
Institutional Class	(3,089)	(32,059)	(1,106)	(11,077)
Administrative Class	(8,269)	(85,613)	(17,705)	(178,833)

Net increase resulting from Portfolio share transactions	47,931	$497,501	80,839	$814,427

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio
Institutional Class	1	28
Administrative Class	5	70

6.30.03 | Semi-Annual Report	15

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, California 92660

Transfer Agent

National Financial Data Services

330 W. 9th Street, 4th Floor

Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, Missouri 64105

Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Accountants

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO ADVISORS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE

NEWPORT BEACH, CA 92660

800.927.4648

WWW.PIMCOADVISORS.COM

WWW.PIMCO.COM

Item 2.	Code of Ethics—not applicable

Item 3.	Audit Committee Financial Expert—not applicable

Item 4.	Principal Accountant Fees and Services—not applicable

Item 5.	Audit Committee of Listed Registrants—not applicable

Item 6.	(Reserved)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable

Item 8.	(Reserved)

Item 9.	Controls and Procedures

(a) The Chairman of the Board, President and Treasurer have concluded that Pacific Select Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to Pacific Select Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in Pacific Select Fund’s internal control over financial reporting that occurred during the Fund’s most recent fiscal half-year (the Fund’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 10.	Exhibits

(a) Not applicable

(b) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President

Date:	August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President

Date:	August 29, 2003

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer

Date:	August 29, 2003